UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-05309)
First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 10/31/10
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.
Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Equity Income Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 98.7%
Consumer Discretionary — 12.9%
Brunswick ▼	316,324	$5,352
D.R. Horton ▼	512,277	5,645
Darden Restaurants	231,009	9,677
Foot Locker ▼	672,300	9,137
Hasbro	281,882	11,882
Home Depot	366,137	10,438
J.C. Penney ▼	319,565	7,871
Mattel ▼	283,623	6,001
McDonald’s ▼	190,927	13,314
Thomson Reuters ▼	156,343	5,853
Yum! Brands	295,157	12,190

		97,360

Consumer Staples — 7.3%
Altria Group	328,835	7,287
ConAgra Foods	239,485	5,623
Kraft Foods, Class A ▼	378,535	11,058
Philip Morris International ▼	194,939	9,950
Sysco ▼	334,855	10,370
Unilever NV ▼	358,714	10,578

		54,866

Energy — 11.9%
Anadarko Petroleum ▼	181,257	8,911
Chesapeake Energy ▼	83,509	1,756
Chevron	280,138	21,350
ConocoPhillips	319,220	17,627
Enbridge Energy Partners ▼	29,542	1,603
Exterran Partners ▼	296,886	7,553
Exxon Mobil	326,181	19,466
Total — ADR	230,732	11,682

		89,948

Financials — 17.1%
Aflac ▼	182,836	8,994
Annaly Capital Management — REIT ▼	484,758	8,435
Astoria Financial ▼	541,900	7,175
Bank of America	1,037,517	14,566
DCT Industrial Trust — REIT	335,670	1,574
Fifth Third Bancorp	449,720	5,716
Goldman Sachs Group ▼	52,908	7,980
JPMorgan Chase	347,854	14,012
KeyCorp ▼	510,586	4,320
Liberty Property Trust — REIT	117,008	3,709
Mid-America Apartment Communities — REIT	91,449	5,165
National Retail Properties — REIT	165,292	3,822
Old Republic International ▼	640,528	8,013
Prudential Financial	124,618	7,139
Redwood Trust — REIT ▼	274,660	4,298
Regions Financial	839,099	6,151
SunTrust Banks ▼	232,337	6,029
Ventas — REIT	83,760	4,248
Wells Fargo	259,305	7,190

		128,536

Healthcare — 9.1%
Abbott Laboratories	279,359	13,711
Bristol-Myers Squibb ▼	661,437	16,483
Covidien	202,257	7,548
Johnson & Johnson	232,510	13,507
McKesson	57,312	3,600
Pfizer	724,147	10,862

DESCRIPTION	SHARES	FAIR VALUE >

Teva Pharmaceutical Industries — ADR	65,603	3,205

		68,916

Industrials — 12.2%
3M	161,946	13,853
Boeing	106,320	7,245
Emerson Electric ▼	157,557	7,806
General Dynamics	102,451	6,275
General Electric	1,099,012	17,715
Hubbell, Class B	116,115	5,479
Manpower ▼	116,272	5,579
Textron ▼	379,530	7,879
United Parcel Service, Class B ▼	120,200	7,813
United Technologies	174,568	12,412

		92,056

Information Technology — 12.8%
Analog Devices	312,191	9,275
Applied Materials	656,012	7,741
Automatic Data Processing	126,067	5,203
Intel	702,867	14,479
Maxim Integrated Products ▼	517,519	9,072
Microsoft	636,431	16,426
Molex, Class A	369,127	6,238
Oracle	319,398	7,551
Paychex	116,023	3,015
QUALCOMM	244,987	9,329
Texas Instruments	321,691	7,943

		96,272

Materials — 5.6%
E.I. Du Pont de Nemours	207,991	8,459
Freeport-McMoRan Copper & Gold ▼	105,556	7,551
Huntsman	603,292	6,316
PPG Industries	116,854	8,118
Praxair ▼	95,641	8,304
Weyerhaeuser ▼	195,198	3,166

		41,914

Telecommunication Services — 5.7%
AT&T	443,236	11,498
CenturyLink▼	272,880	9,720
Qwest Communications International ▼	2,011,497	11,385
Windstream	893,064	10,181

		42,784

Utilities — 4.1%
American Electric Power	94,897	3,414
CenterPoint Energy	460,478	6,553
PNM Resources	664,861	7,865
Westar Energy ▼	543,783	12,986

		30,818

Total Common Stocks (Cost $604,077)		743,470

Short-Term Investment — 0.9%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $6,937)	6,937,044	6,937

Investment Purchased with Proceeds from Securities Lending — 18.1%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $135,838)	135,837,595	135,838

Total Investments ▲ — 117.7% (Cost $746,852)		886,245

Other Assets and Liabilities, Net — (17.7)%		(133,063)

Total Net Assets — 100.0%		$753,182

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $130,622 at July 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $746,852. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$159,186
Gross unrealized depreciation	(19,793)

Net unrealized appreciation	$139,393

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of July 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$743,470	$—	$—	$743,470
Short-Term Investment	6,937	—	—	6,937
Investment Purchased with Proceeds from Securities Lending	135,838	—	—	135,838

Total Investments	$886,245	$—	$—	$886,245

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
Global Infrastructure Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 98.7%
Australia — 8.6%
APA Group	106,235	$357
Asciano Group •	1,417,396	2,175
Australian Infrastructure Fund	570,893	932
DUET Group	531,174	786
Intoll Group	946,306	1,257
Macquarie Atlas Roads Group •	120,196	130
MAp Group	125,656	337
SP AusNet	787,660	569
Transurban Group	1,163,622	4,708

		11,251

Belgium — 0.4%
Elia System Operator	15,195	523

Brazil — 7.4%
All America Latina Logistica	36,695	346
Companhia de Concessoes Rodoviarias	59,699	1,360
Companhia de Gas de Sao Paulo, Class A	1,075	22
Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	6,299	251
Companhia de Saneamento de Minas Gerais	36,342	523
Companhia de Transmissao de Energia Electrica Paulista	89,367	2,459
Companhia Energetica de Minas Gerais — ADR	54,543	829
Companhia Energetica do Ceara — Coelce, Class A	30,424	483
CPFL Energia — ADR	6,478	453
EcoRodovias Infraestrutura e Logistica •	167,719	1,023
Energias do Brasil	10,972	224
Light	65,258	816
Santos Brasil Participacoes	36,410	347
Wilson Sons — BDR	37,251	485

		9,621

Canada — 4.8%
ATCO, Class I	2,977	147
Boralex, Class A •	36,524	307
Brookfield Renewable Power Fund	16,642	340
Enbridge	94,280	4,586
TransCanada	27,277	964

		6,344

China — 1.6%
Dalian Port, Class H	319,584	138
Guangshen Railway — ADR	4,220	77
Hainan Meilan International Airport, Class H	122,173	136
Jiangsu Expressway, Class H	1,139,031	1,108
Zhejiang Expressway, Class H	684,571	647

		2,106

Denmark — 1.0%
AP Moller-Maersk, Class B	159	1,340

France — 9.8%
Aeroports de Paris	48,010	3,536
Eutelsat Communications	4,550	168
GDF Suez	51,001	1,691
Groupe Eurotunnel	82,903	609
Rubis	1,810	159
Suez Environnement	57,630	1,072
Veolia Environnement — ADR	25,608	681
Vinci	102,648	4,969

		12,885

Germany — 1.3%
Fraport	32,507	1,690

Hong Kong — 13.0%
Beijing Capital International Airport, Class H	2,966,759	1,569
Beijing Enterprises Holdings	214,171	1,418
Beijing Enterprises Water Group •	1,425,246	468
Cheung Kong Infrastructure Holdings	165,961	622
China Everbright International	3,440,987	1,583
China Gas Holdings	1,536,605	781

DESCRIPTION	SHARES	FAIR VALUE >

China Merchants Holdings International	672,579	2,554
China Resources Gas Group	149,573	217
China Water Affairs Group	457,567	171
COSCO Pacific	1,373,800	1,879
Guangdong Investment	1,770,057	886
Hong Kong & China Gas	227,368	569
Hutchison Whampoa	425,016	2,812
MTR	454,747	1,599

		17,128

India — 1.0%
GAIL India — GDR	24,049	1,366

Italy — 3.7%
Atlantia	179,767	3,520
Gemina •	1,142,266	735
SAVE	5,607	52
Snam Rete Gas	92,205	433
Terna-Rete Elettrica Nationale	23,691	98

		4,838

Japan — 7.6%
East Japan Railway	42,492	2,731
Japan Airport Terminal	60,734	935
Kamigumi	270,667	2,122
Mitsubishi Logistics	116,735	1,340
Park24	79,129	847
Tokyo Electric Power	1,580	43
Tokyo Gas	419,097	1,900

		9,918

Luxembourg — 0.4%
SES	19,293	476

Mexico — 0.2%
Empresas ICA — ADR •	22,894	231
Grupo Aeroportuario del Centro Norte — ADR	1,288	17

		248

Netherlands — 1.1%
Koninklijke Vopak	35,028	1,423

New Zealand — 2.1%
Auckland International Airport	212,664	306
Contact Energy	188,348	780
Infratil	151,880	180
Port of Tauranga	264,926	1,327
Vector	148,861	225

		2,818

Norway — 0.3%
Hafslund, Class B	37,980	366

Singapore — 6.7%
CitySpring Infrastructure Trust	706,392	320
ComfortDelGro	2,277,814	2,687
Hyflux	973,360	2,316
Hyflux Water Trust	600,599	303
Parkway Life — REIT	406,205	446
SembCorp Industries	55,794	173
Singapore Airport Terminal Services	96,920	208
Singapore Post	438,033	367
Singapore Telecommunications	356,053	818
SMRT	713,499	1,166

		8,804

Spain — 2.9%
Abertis Infraestructuras	129,121	2,179
Enagas	89,012	1,641

		3,820

Switzerland — 2.7%
BKW FMB Energie	7,476	517
Flughafen Zuerich	9,379	3,075

		3,592

United Kingdom — 3.5%
National Grid — ADR	40,280	1,635
Serco Group	192,057	1,668
Stagecoach Group	414,493	1,094

DESCRIPTION	SHARES	FAIR VALUE >

United Utilities Group	21,583	198

		4,595

United States — 18.6%
American Tower, Class A •	45,612	2,109
American Water Works	44,541	952
California Water Service Group	13,283	472
Connecticut Water Service	18,023	418
Corrections Corporation of America •	16,762	328
Covanta Holding	11,107	167
Crown Castle International •	51,058	2,017
Digital Realty Trust — REIT	20,776	1,314
DuPont Fabros Technology — REIT	29,907	755
El Paso	70,519	869
ICF International •	7,555	174
ITC Holdings	20,144	1,143
Kinder Morgan Management	6,922	407
LTC Properties — REIT	22,635	558
New Jersey Resources	4,906	183
NextEra Energy	13,735	718
Niska Gas Storage Partners •	7,381	142
Northeast Utilities	17,091	476
Northwest Natural Gas	17,977	852
Piedmont Natural Gas	5,748	153
Republic Services	10,929	348
SBA Communications, Class A •	10,737	389
Sempra Energy	28,568	1,421
Southern Union	50,351	1,137
Southwest Gas	14,355	462
Spectra Energy	244,164	5,076
Standard Parking •	44,514	759
Waste Connections •	5,191	198
Waste Management	4,624	157
Williams	13,798	268

		24,422

Total Common Stocks (Cost $124,035)		129,574

Short-Term Investment — 1.4%
State Street Institutional Liquid Reserves Fund 0.270% Ω (Cost $1,879)	1,878,942	1,879

Total Investments ▲ — 100.1% (Cost $125,914)		131,453

Other Assets and Liabilities, Net — (0.1)%		(142)

Total Net Assets — 100.0%		$131,311

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $125,914. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,343
Gross unrealized depreciation	(2,804)

Net unrealized appreciation	$5,539

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
At July 31, 2010, sector diversification of the fund was as follows:

		Fair
	% of Net Assets	Value

Common Stocks
Industrials	53.1%	$69,690
Utilities	26.9	35,354
Energy	10.2	13,449
Telecommunication Services	4.1	5,333
Financials	3.5	4,628
Consumer Discretionary	0.8	990
Transportation	0.1	130

Total Common Stocks	98.7	129,574

Total Short-Term Investment	1.4	1,879

Total Investments	100.1	131,453

Other Assets and Liabilities, Net	(0.1)	(142)

Net Assets	100.0%	$131,311

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of July 31, 2010 the fund’s investments were classified as follows:

					Total
	Level 1	Level 2		Level 3	Fair Value

Common Stocks	$34,146	$95,428	[1]	$—	$129,574
Short-Term Investment	1,879	—			1,879

Total Investments	$36,025	$95,428		$—	$131,453

[1]	The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

Industrials	$67,234
Utilities	24,255
Financials	2,001
Consumer Discretionary	990
Telecommunication Services	818
Transportation	130

$95,428

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
International Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 86.6%
Australia — 2.0%
APA Group	44,541	$150
Asciano Group •	507,313	778
Australian Infrastructure Fund	200,167	326
CSL	87,656	2,628
DUET Group	188,731	279
Intoll Group	339,287	451
Macquarie Atlas Roads Group •	39,442	43
Macquarie Group	83,477	2,818
MAp Group	44,040	118
National Australia Bank	61,283	1,398
Newcrest Mining	85,010	2,527
SP AusNet	288,968	209
Transurban Group	416,398	1,685

		13,410

Belgium — 0.8%
Anheuser-Busch InBev	101,716	5,389
Elia System Operator	5,354	184

		5,573

Brazil — 1.9%
All America Latina Logistica	13,043	123
Companhia de Concessoes Rodoviarias	22,980	523
Companhia de Gas de Sao Paulo, Class A	362	7
Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	2,254	90
Companhia de Saneamento de Minas Gerais	12,811	184
Companhia de Transmissao de Energia Electrica Paulista	31,639	871
Companhia Energetica de Minas Gerais — ADR	171,833	2,613
Companhia Energetica do Ceara-Coelce, Class A	10,939	173
CPFL Energia — ADR	2,291	160
EcoRodovias Infraestructura e Logistica •	59,495	363
Energias do Brasil	3,857	79
Itau Unibanco Holding — ADR	116,476	2,608
Light	23,384	292
Petroleo Brasileiro — ADR	55,213	2,010
Santos Brasil Participacoes	16,792	160
Vale — ADR	85,127	2,367
Wilson Sons — BDR	13,036	170

		12,793

Canada — 5.6%
Agrium	71,040	4,476
ATCO, Class I	1,059	52
Bank of Nova Scotia	69,170	3,467
Boralex, Class A •	13,168	111
Brookfield Renewable Power Fund	5,724	117
Cameco	155,148	3,955
Cenovus Energy	103,999	2,929
Enbridge	33,832	1,646
EnCana	116,589	3,564
Inmet Mining	27,691	1,354
Inmet Mining	2,389	117
Manulife Financial	225,286	3,584
Pan American Silver	63,510	1,458
Suncor Energy	122,740	4,043
TMX Group	95,470	2,646
TransCanada	9,761	345
Yamana Gold	360,974	3,400

		37,264

Chile — 0.3%
Sociedad Quimica y Minera de Chile — ADR	50,805	1,930

China — 2.4%
Agile Property Holdings	1,902,000	2,483
China Communications Construction, Class H	1,916,000	1,812
China Merchants Bank	737,350	1,975
Dalian Port, Class H	112,848	49
Guangshen Railway — ADR	1,561	29
Hainan Meilan International Airport, Class H	40,779	45
Industrial & Commercial Bank of China, Class H	2,688,000	2,058
Jiangsu Expressway, Class H	411,454	401
New Oriental Education & Technology Group — ADR •	26,187	2,561
PetroChina, Class H	1,596,000	1,826
Tencent Holdings	138,100	2,667
Zhejiang Expressway, Class H	242,759	229

		16,135

DESCRIPTION	SHARES	FAIR VALUE >

Denmark — 1.4%
AP Moller-Maersk, Class B	56	472
Novo Nordisk, Class B	53,889	4,611
Vestas Wind Systems •	83,423	4,048

		9,131

Finland — 0.8%
Nokia Oyj	576,827	5,432

France — 7.2%
Aeroports de Paris	17,145	1,262
AXA	194,327	3,568
BNP Paribas	101,157	6,916
Carrefour	123,762	5,690
Electricite de France	68,896	2,927
Eutelsat Communications	1,683	62
GDF Suez	18,222	604
Groupe Eurotunnel	29,487	217
Iliad	52,620	4,634
L’oreal	24,883	2,608
Rubis	636	56
Sanofi-Aventis	95,224	5,536
Suez Environnement	20,514	382
Total	101,704	5,134
Total — ADR	59,200	2,997
Ubisoft Entertainment •	309,866	2,931
Veolia Environnement — ADR	9,061	241
Vinci	36,779	1,780

		47,545

Germany — 7.3%
Adidas	135,942	7,374
Aixtron	132,618	3,969
Allianz	49,793	5,782
BASF	30,160	1,764
BMW	52,364	2,819
Deutsche Boerse	44,579	3,124
Fraport	11,532	599
Henkel KGAA	73,090	3,630
Metro	29,720	1,651
SAP	93,918	4,291
Siemens	39,200	3,835
Symrise	217,810	5,429
Wacker Chemie	25,383	4,080

		48,347

Hong Kong — 3.0%
Beijing Capital International Airport, Class H	1,058,739	560
Beijing Enterprises Holdings	76,668	508
Beijing Enterprises Water Group •	490,196	161
Cheung Kong Holdings	374,866	4,532
Cheung Kong Infrastructure Holdings	58,858	221
China Everbright International	1,230,746	566
China Gas Holdings	547,262	278
China Merchants Holdings International	239,432	909
China Resources Gas Group	54,180	79
China Resources Land	798,000	1,698
China Water Affairs Group	155,759	58
COSCO Pacific	518,256	709
Esprit Holdings	638,303	4,011
Guangdong Investment	678,222	340
Hong Kong & China Gas	79,859	199
Hutchison Whampoa	151,213	1,000
Li & Fung	736,000	3,387
MTR	163,099	574

		19,790

India — 0.4%
GAIL India — GDR	8,597	488
HDFC Bank — ADR	12,158	2,001

		2,489

Ireland — 1.5%
Covidien	151,690	5,661
Experian Group	220,473	2,172
WPP	185,081	1,968

		9,801

Israel — 0.4%
Teva Pharmaceutical Industries — ADR	55,327	2,703

Italy — 1.2%
Atlantia	64,346	1,260
Eni	141,431	2,890
Gemina •	403,199	260

DESCRIPTION	SHARES	FAIR VALUE >

Saipem	94,859	3,407
SAVE	1,991	18
Snam Rete Gas	34,468	162
Terna-Rete Elettrica Nationale	9,145	38

		8,035

Japan — 16.1%
Canon	187,607	8,126
East Japan Railway	15,177	975
FANUC	53,800	6,351
Fast Retailing	23,600	3,548
INPEX	860	4,207
Japan Airport Terminal	21,509	331
Kamigumi	96,684	758
Keyence	5,593	1,286
Kose	21,944	509
Mitsubishi	195,356	4,216
Mitsubishi Logistics	41,396	475
Mitsubishi UFJ Financial Group	365,882	1,813
Mitsui Sumitomo Insurance Group	130,273	2,883
NGK Insulators	204,000	3,442
Nintendo	26,500	7,398
NKSJ Holdings •	744,900	4,354
Nomura Holdings	417,530	2,348
Nomura Research Institute	166,121	3,297
Park24	27,832	298
SECOM	70,650	3,245
Seven & I Holdings	266,688	6,366
Shin-Etsu Chemical	70,600	3,508
SMC	49,532	6,546
Sony Financial Holdings	1,746	6,325
Sugi Holdings	163,186	3,579
Sumitomo Metal Mining	345,099	4,590
Sumitomo Trust & Banking	428,772	2,373
Suzuki Motor	218,006	4,563
The Bank of Yokohama	623,877	2,871
Tokyo Electric Power	574	16
Tokyo Gas	150,234	681
Toyota Motor	132,000	4,634

		105,912

Luxembourg — 0.8%
Millicom International Cellular	54,582	5,088
SES	6,793	168

		5,256

Malaysia — 0.2%
Sime Darby Berhad	575,192	1,413

Mexico — 0.4%
Empresas ICA — ADR •	8,225	83
Grupo Aeroportuario del Centro Norte — ADR	451	6
Wal-Mart de Mexico — ADR	99,511	2,300

		2,389

Netherlands — 1.0%
Heineken	128,909	5,835
Koninklijke Vopak	12,600	512

		6,347

New Zealand — 0.2%
Auckland International Airport	77,463	111
Contact Energy	66,270	274
Infratil	58,753	70
Port of Tauranga	94,428	474
Vector	69,751	105

		1,034

Norway — 0.4%
Hafslund, Class B	12,749	123
Statoil	135,307	2,736

		2,859

Portugal — 0.3%
Energias de Portugal	658,014	2,164

Russia — 0.3%
Gazprom — ADR	84,969	1,835

Singapore — 1.1%
CitySpring Infrastructure Trust	284,561	129
ComfortDelGro	814,442	961
DBS Group Holdings	374,316	3,973
Hyflux	348,529	829
Hyflux Water Trust	230,564	116
Parkway Life — REIT	144,733	159

DESCRIPTION	SHARES	FAIR VALUE >

SembCorp Industries	19,221	60
Singapore Airport Terminal Services	33,957	73
Singapore Post	152,231	128
Singapore Telecommunications	126,792	291
SMRT	251,703	411

		7,130

South Korea — 0.6%
Samsung Electronics	2,132	1,462
Samsung Electronics — GDR	7,814	2,675

		4,137

Spain — 0.8%
Abertis Infraestructuras	46,013	777
Banco Santander	325,824	4,233
Enagas	31,607	582

		5,592

Sweden — 1.3%
Atlas Copco, Class A	269,029	4,400
Ericsson	359,569	3,968

		8,368

Switzerland — 7.7%
ABB •	163,065	3,292
BKW FMB Energie	2,745	190
Credit Suisse Group	74,160	3,361
Flughafen Zuerich	3,367	1,104
Foster Wheeler •	197,873	4,555
Logitech International •	202,393	3,186
Nestle	231,750	11,455
Noble	85,120	2,766
Novartis	170,632	8,295
Roche Holding	81,577	10,607
Xstrata	133,510	2,124

		50,935

Thailand — 0.3%
Bangkok Bank	501,081	2,162

United Kingdom — 15.9%
Anglo American •	151,205	5,979
Antofagasta	80,364	1,245
ARM Holdings	1,129,089	5,807
Autonomy •	249,294	6,432
BAE Systems	298,297	1,462
BG Group	219,396	3,519
BHP Billiton	172,617	5,288
BP — ADR	85,996	3,308
British Sky Broadcasting Group	528,968	5,901
Diageo	378,556	6,570
GlaxoSmithKline	409,850	7,156
HSBC Holdings — ADR	66,484	3,396
National Grid — ADR	14,317	581
Prudential	513,709	4,470
Reed Elsevier	632,625	5,481
Rio Tinto PLC	66,137	3,423
Scottish & Southern Energy	174,457	3,036
Serco Group	68,824	598
Smith & Nephew	423,883	3,688
Stagecoach Group	147,715	390
Standard Chartered	249,120	7,198
Tesco	744,735	4,567
United Utilities Group	7,651	70
Vedanta Resources	161,324	6,175
Vodafone Group — ADR	232,816	5,467
Willis Group Holdings	127,820	3,911

		105,118

United States — 3.0%
American Tower, Class A •	16,349	756
American Water Works	15,751	337
Bunge	66,760	3,315
California Water Service Group	4,698	167
Connecticut Water Service	6,730	156
Corrections Corporation of America •	6,249	122
Covanta Holding	3,853	58
Crown Castle International •	18,267	722
Digital Realty Trust — REIT	7,362	466
DuPont Fabros Technology — REIT	10,588	267
El Paso	25,359	312
ICF International •	2,711	62
ITC Holdings	7,134	405
Kinder Morgan Management	2,401	141
LTC Properties — REIT	8,041	198

DESCRIPTION	SHARES	FAIR VALUE >

New Jersey Resources	1,816	68
NextEra Energy	4,861	254
Niska Gas Storage Partners •	2,573	49
Northeast Utilities	6,010	167
Northwest Natural Gas	6,287	298
Philip Morris International	92,171	4,703
Piedmont Natural Gas	1,990	53
Republic Services	3,827	122
SBA Communications, Class A •	3,841	139
Schlumberger	56,020	3,342
Sempra Energy	10,187	507
Southern Union	17,997	406
Southwest Gas	5,029	162
Spectra Energy	87,736	1,825
Standard Parking •	15,804	270
Waste Connections •	1,812	69
Waste Management	1,613	55
Williams	4,663	91

		20,064

Total Common Stocks (Cost $509,657)		573,093

Exchange-Traded Funds — 0.6%
United States — 0.6%
Market Vectors Russia	110,000	3,472
Market Vectors Vietnam	10,000	251

Total Exchange-Traded Funds (Cost $3,582)		3,723

Short-Term Investments — 12.4%
Money Market Fund — 9.1%
State Street Institutional Liquid Reserves Fund 0.270% Ω	60,267,295	60,267

	PAR

U.S. Treasury Obligations — 3.3%
U.S. Treasury Bills
0.138%, 10/21/2010 ☐	$2,250	2,249
0.149%, 11/04/2010 ☐	19,600	19,593

		21,842

Total Short-Term Investments (Cost $82,107)		82,109

Total Investments ▲ — 99.6% (Cost $595,346)		658,925

Other Assets and Liabilities, Net — 0.4%		2,337

Total Net Assets — 100.0%		$661,262

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

•	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of July 31, 2010.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $595,346. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$96,907
Gross unrealized depreciation	(33,328)

Net unrealized appreciation	$63,579

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional	Appreciation
Description	Settlement Month	(Sold)	Contract Value	(Depreciation)

Amsterdam Index Futures	August 2010	187	$16,042	$106
CAC 40 10 Euro Index Futures	September 2010	139	6,588	(50)
DAX Index Futures	September 2010	109	21,900	280
Dow Jones Euro STOXX 50 Futures	September 2010	(124)	(4,436)	(149)
E-Mini MSCI EAFE Index Futures	September 2010	(64)	(4,709)	(315)

		Number of
		Contracts		Unrealized
		Purchased	Notional	Appreciation
Description	Settlement Month	(Sold)	Contract Value	(Depreciation)

E-Mini MSCI Emerging Markets Index Futures	September 2010	274	13,604	1,107
Euro Currency Futures	September 2010	(260)	(42,426)	(3,081)
FTSE 100 Index Futures	September 2010	323	26,583	661
FTSE/JSE Top 40 Index Futures	September 2010	148	5,117	145
Hang Seng Index Futures	August 2010	(51)	(6,885)	(18)
IBEX 35 Index Futures	August 2010	(70)	(9,545)	(263)
KOSPI 200 Index Futures	September 2010	(37)	(3,600)	(248)
Mexican Bolsa Index Futures	September 2010	(529)	(13,573)	50
MSCI Taiwan Stock Index Futures	August 2010	253	6,889	(42)
Nikkei 225 Index Futures	September 2010	700	33,425	347
OMXS30 Index Futures	August 2010	924	13,397	(164)
Russell 2000 Mini Index Futures	September 2010	(257)	(16,695)	7
S&P 500 Futures	September 2010	(142)	(38,990)	(731)
S&P TSE 60 Futures	September 2010	(97)	(12,900)	(105)
SGX MSCI Singapore Index Futures	August 2010	149	7,703	27
SGX S&P CNX Nifty Index Futures	August 2010	(832)	(8,937)	123
SPI 200 Futures	September 2010	333	33,614	(815)
STOXX 600 Banks Index Futures	September 2010	(104)	(1,504)	(172)
STOXX Small 200 Index Futures	September 2010	105	4,332	41
Swiss Market Index Futures	September 2010	449	26,719	(244)
Tokyo Price Index Futures	September 2010	32	3,137	(46)

				$(3,549)

As of July 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$2,894
Foreign Exchange Contracts	—

Balance as of July 31, 2010	$2,894

Liability Derivatives
Equity Contracts	$3,362
Foreign Exchange Contracts	3,081

Balance as of July 31, 2010	$6,443

At July 31, 2010, sector diversification of the fund was as follows:

	% of Net Assets	Fair Value

Common Stocks
Financials	16.3%	$107,991
Industrials	11.5	75,767
Consumer Staples	10.3	68,166
Information Technology	9.5	62,926
Materials	9.3	61,234
Energy	9.0	59,285
Healthcare	7.6	50,884
Consumer Discretionary	7.0	46,600
Utilities	3.5	23,100
Telecommunication Services	2.6	17,097
Transportation	—	43

Total Common Stocks	86.6	573,093

Total Exchange-Traded Funds	0.6	3,723

Total Short-Term Investments	12.4	82,109

Total Investments	99.6	658,925

Other Assets and Liabilities, Net	0.4	2,337

Net Assets	100.0%	$661,262

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010 the fund’s investments were classified as follows:

					Total
	Level 1	Level 2		Level 3	Fair Value

Common Stocks	$112,246	$460,847	[1]	$0	$573,093
Exchange-Traded Funds	3,723	—		—	3,723
Short-Term Investments	60,267	21,842		—	82,109

Total Investments	$176,236	$482,689		$0	$658,925

[1]	The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

Financials	$88,092
Industrials	70,336
Information Technology	59,740
Consumer Staples	57,846
Materials	46,250
Consumer Discretionary	44,039
Healthcare	42,521
Energy	30,213
Utilities	16,842
Telecommunication Services	4,925
Transportation	43

Total Investments	$460,847

As of July 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total
				Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures*	$(3,549)	$ —	$ —	$(3,549)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair
Value
Balance as of October 31, 2009	$211
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(211)

Balance as of July 31, 2010	$—

Net change in unrealized appreciation (depreciation) of Level 3 investments held as of July 31, 2010	$—

During the period ended July 31, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
International Select Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 88.5%
Australia — 2.8%
APA Group	33,725	$113
Asciano Group •	389,374	597
Australian Infrastructure Fund	153,595	251
BHP Billiton	132,090	4,795
CSL	93,868	2,814
DUET Group	144,823	214
Intoll Group	260,354	346
Macquarie Atlas Roads Group •	28,576	31
Macquarie Group	102,755	3,469
MAp Group	33,795	91
National Australia Bank	60,257	1,375
Newcrest Mining	83,739	2,489
Rio Tinto	65,236	4,187
SP AusNet	221,734	160
Transurban Group	319,594	1,293

		22,225

Belgium — 0.6%
Anheuser-Busch InBev	81,224	4,303
Elia System Operator	4,109	141

		4,444

Brazil — 6.7%
All America Latina Logistica	10,010	95
Banco do Brasil	342,743	5,951
Cielo	504,200	4,529
Companhia de Concessoes Rodoviarias	67,632	1,540
Companhia de Gas de Sao Paulo, Class A	278	6
Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	1,730	69
Companhia de Saneamento de Minas Gerais	9,831	141
Companhia de Transmissao de Energia Electrica Paulista	24,279	668
Companhia Energetica de Minas Gerais — ADR	362,015	5,503
Companhia Energetica do Ceara — Coelce, Class A	8,394	133
Companhia Siderurgica Nacional — ADR	115,300	1,936
CPFL Energia — ADR	1,759	123
EcoRodovias Infraestrutura e Logistica •	45,658	279
Eletropaulo Metropolitana, Class B	37,800	795
Energias do Brasil	2,959	60
Fertilizantes Fosfatados •	35,400	310
Itau Unibanco Holding — ADR	204,908	4,588
Light	17,944	224
Natura Cosmeticos	81,800	2,126
Petroleo Brasileiro — ADR	93,078	3,388
Redecard	269,830	4,075
Santos Brasil Participacoes	12,887	123
Souza Cruz	65,099	2,991
Ultrapar Participacoes	22,900	1,173
Usinas Siderurgicas de Minas Gerais, Class A	125,100	3,520
Vale — ADR	349,823	9,725
Wilson Sons — BDR	10,004	130

		54,201

Canada — 5.0%
Agrium	69,520	4,380
ATCO, Class I	813	40
Bank of Nova Scotia	71,014	3,560
Boralex, Class A •	10,105	85
Brookfield Renewable Power Fund	4,393	90
Cameco	180,294	4,596
Cenovus Energy	103,357	2,910
Enbridge	25,963	1,263
EnCana	114,127	3,489
First Quantum Minerals	27,900	1,748

DESCRIPTION	SHARES	FAIR VALUE >

Inmet Mining	4,940	241
Inmet Mining	24,454	1,195
Manulife Financial	256,152	4,075
Pan American Silver	62,090	1,426
Suncor Energy	137,870	4,543
TMX Group	93,420	2,589
TransCanada	7,490	265
Yamana Gold	353,459	3,330

		39,825

Chile — 0.4%
Sociedad Quimica y Minera de Chile — ADR	75,018	2,850

China — 3.6%
Agile Property Holdings	3,582,000	4,676
China Communications Construction, Class H	3,306,000	3,127
China Construction Bank, Class H	1,805,000	1,534
China Merchants Bank	1,127,900	3,022
Dalian Port, Class H	86,603	37
Guangshen Railway — ADR	1,198	22
Hainan Meilan International Airport, Class H	31,294	35
Industrial & Commercial Bank of China, Class H	3,719,000	2,848
Jiangsu Expressway, Class H	315,765	307
NetEase.com — ADR •	56,500	2,164
New Oriental Education & Technology Group — ADR •	40,979	4,008
PetroChina, Class H	2,292,000	2,622
Tencent Holdings	224,500	4,335
Zhejiang Expressway, Class H	186,292	176

		28,913

Denmark — 0.9%
AP Moller-Maersk, Class B	43	362
Novo Nordisk, Class B	37,556	3,213
Vestas Wind Systems •	73,263	3,556

		7,131

Egypt — 0.7%
Commercial International Bank	248,960	1,698
Eastern Tobacco	34,206	736
Mobinil	23,297	649
Orascom Construction Industries	51,720	2,146

		5,229

Finland — 0.7%
Nokia Oyj	589,479	5,551

France — 5.6%
Aeroports de Paris	13,157	969
AXA	187,654	3,445
BNP Paribas	95,365	6,519
Carrefour	121,744	5,597
CFAO	27,469	839
Electricite de France	70,021	2,975
Eutelsat Communications	1,292	48
GDF Suez	13,983	464
Groupe Eurotunnel	22,623	166
Iliad	42,938	3,781
L’oreal	24,739	2,593
Rubis	488	43
Sanofi-Aventis	93,179	5,417
Suez Environnement	15,743	293
Total	101,133	5,105
Total — ADR	51,767	2,621
Ubisoft Entertainment •	303,248	2,869
Veolia Environnement — ADR	6,954	185
Vinci	28,226	1,366

		45,295

Germany — 5.9%
Adidas	127,018	6,890
Aixtron	119,706	3,582
Allianz	49,054	5,697
BASF	29,661	1,734

DESCRIPTION	SHARES	FAIR VALUE >

BMW	53,857	2,899
Deutsche Boerse	45,534	3,190
Fraport	8,851	460
Henkel KGAA	71,916	3,572
Metro	29,235	1,624
SAP	92,473	4,225
Siemens	38,955	3,811
Symrise	214,276	5,341
Wacker Chemie	24,542	3,946

		46,971

Hong Kong — 2.6%
Beijing Capital International Airport, Class H	812,513	430
Beijing Enterprises Holdings	58,831	389
Beijing Enterprises Water Group •	376,473	124
Cheung Kong Holdings	395,843	4,785
Cheung Kong Infrastructure Holdings	45,170	169
China Everbright International	944,519	434
China Gas Holdings	420,005	214
China Merchants Holdings International	183,749	698
China Resources Gas Group	41,575	60
China Resources Land	1,312,000	2,792
China Water Affairs Group	119,549	45
COSCO Pacific	397,676	544
Esprit Holdings	648,546	4,076
Guangdong Investment	520,374	261
Hong Kong & China Gas	61,284	153
Hutchison Whampoa	116,040	768
Li & Fung	814,000	3,746
MTR	125,156	440
Shougang Concord International Enterprises •	3,954,000	669

		20,797

Hungary — 0.1%
OTP Bank	49,546	1,190

India — 1.4%
Bank of India	155,168	1,377
GAIL India — GDR	6,598	375
HDFC Bank — ADR	26,080	4,292
Infosys Technologies — ADR	17,400	1,052
Jindal Steel & Power	75,976	1,022
Punjab National Bank	124,748	2,885

		11,003

Indonesia — 1.0%
Bank Mandiri	1,828,700	1,231
Semen Gresik Persero	1,415,500	1,467
Tambang Batubara Bukit Asam	547,700	1,025
Telekomunikasi Indonesia — ADR	82,000	3,078
United Tractors	663,166	1,497

		8,298

Ireland — 1.2%
Covidien	150,750	5,626
Experian Group	215,713	2,125
WPP	183,987	1,957

		9,708

Israel — 0.6%
Israel Chemicals	145,771	1,796
Teva Pharmaceutical Industries — ADR	64,963	3,173

		4,969

Italy — 0.9%
Atlantia	49,382	967
Eni	140,635	2,874
Gemina •	309,420	199
Saipem	91,923	3,303
SAVE	1,527	14
Snam Rete Gas	26,448	124
Terna-Rete Elettrica Nationale	7,016	29

		7,510

DESCRIPTION	SHARES	FAIR VALUE >

Japan — 12.0%
Canon	159,828	6,923
East Japan Railway	11,649	749
FANUC	40,600	4,793
Fast Retailing	21,200	3,187
INPEX	850	4,158
Japan Airport Terminal	16,506	254
Kamigumi	74,200	582
Keyence	5,613	1,290
Kose	63,232	1,466
Mitsubishi	194,334	4,194
Mitsubishi Logistics	31,767	365
Mitsubishi UFJ Financial Group	421,978	2,090
Mitsui Sumitomo Insurance Group	129,794	2,872
NGK Insulators	173,000	2,919
Nintendo	26,348	7,355
NKSJ Holdings •	675,100	3,946
Nomura Holdings	414,721	2,332
Nomura Research Institute	131,531	2,611
Park24	21,362	229
SECOM	69,423	3,189
Seven & I Holdings	261,093	6,232
Shin-Etsu Chemical	53,800	2,673
SMC	44,683	5,906
Sony Financial Holdings	1,210	4,384
Sugi Holdings	160,413	3,518
Sumitomo Metal Mining	342,911	4,561
Sumitomo Trust & Banking	388,306	2,149
Suzuki Motor	213,260	4,464
The Bank of Yokohama	613,157	2,822
Tokyo Electric Power	440	12
Tokyo Gas	115,296	523
Toyota Motor	105,300	3,696

		96,444

Luxembourg — 0.8%
Millicom International Cellular	57,255	5,337
Oriflame Cosmetics — SDR	20,318	1,215
SES	5,213	129

		6,681

Malaysia — 0.3%
British American Tobacco	61,800	873
Sime Darby Berhad	562,466	1,381

		2,254

Mexico — 1.6%
America Movil, Series L — ADR	45,200	2,242
Desarrolladora Homex — ADR •	34,500	1,024
Empresas ICA — ADR •	6,310	63
Fomento Economico Mexicano — ADR	38,740	1,886
Grupo Aeroportuario del Centro Norte — ADR	346	5
Grupo Mexico, Series B	613,453	1,631
Grupo Televisa — ADR	87,900	1,670
Kimberly-Clark de Mexico, Series A	173,700	1,098
Wal-Mart de Mexico — ADR	139,525	3,226

		12,845

Netherlands — 0.8%
Heineken	126,163	5,710
Koninklijke Vopak	9,669	393

		6,103

New Zealand — 0.1%
Auckland International Airport	59,434	85
Contact Energy	50,863	211
Infratil	45,394	54
Port of Tauranga	72,427	363
Vector	51,574	78

		791

DESCRIPTION	SHARES	FAIR VALUE >

Norway — 0.3%
Hafslund, Class B	9,782	94
Statoil	134,548	2,721

		2,815

Pakistan — 0.2%
Oil & Gas Development	426,100	756
Pakistan Petroleum	415,732	1,003

		1,759

Philippines — 0.4%
Philippine Long Distance Telephone — ADR	54,600	2,932

Portugal — 0.3%
Energias de Portugal	647,301	2,128

Russia — 1.5%
Gazprom — ADR	142,217	3,072
LUKOIL — ADR	61,550	3,514
Magnit — GDR • ☐•	56,971	1,205
Mobile TeleSystems — ADR	96,350	2,139
TNK-BP Holding	536,241	1,060
Uralkali — GDR, Class S	64,046	1,348

		12,338

Singapore — 0.8%
CitySpring Infrastructure Trust	218,211	99
ComfortDelGro	624,971	737
DBS Group Holdings	367,406	3,899
Hyflux	267,462	636
Hyflux Water Trust	176,928	89
Parkway Life — REIT	111,061	122
SembCorp Industries	14,750	46
Singapore Airport Terminal Services	26,058	56
Singapore Post	116,817	98
Singapore Telecommunications	97,296	224
SMRT	193,174	316

		6,322

South Africa — 2.1%
Kumba Iron Ore	52,873	2,682
Massmart Holdings	73,709	1,293
Murray & Roberts Holdings	328,367	1,892
Nedbank Group	98,041	1,818
Pretoria Portland Cement	334,892	1,480
Sanlam	706,752	2,421
Shoprite Holdings	103,942	1,302
Standard Bank Group	94,427	1,467
Tiger Brands	55,870	1,386
Truworths International	174,779	1,397

		17,138

South Korea — 2.9%
Hite Brewery	7,618	904
Hyundai Mobis	6,083	1,053
Korea Life Insurance	248,071	1,826
KT&G	47,860	2,405
NHN •	16,440	2,550
Samsung Electronics	2,103	1,443
Samsung Electronics — GDR	5,850	2,021
Samsung Electronics — GDR	15,349	5,254
Shinhan Financial Group — ADR	46,548	3,851
Woongjin Coway	54,677	1,928

		23,235

Spain — 0.5%
Abertis Infraestructuras	35,310	596
Banco Santander	241,886	3,142
Enagas	24,255	447

		4,185

Sweden — 1.0%
Atlas Copco, Class A	230,322	3,767
Ericsson	357,483	3,944

		7,711

DESCRIPTION	SHARES	FAIR VALUE >

Switzerland — 5.7%
ABB •	146,577	2,959
BKW FMB Energie	2,106	146
Credit Suisse Group	65,401	2,964
Flughafen Zuerich	2,584	847
Foster Wheeler •	196,872	4,532
Logitech International •	225,472	3,549
Nestle	198,699	9,821
Noble	84,640	2,751
Novartis	144,305	7,015
Roche Holding	72,633	9,444
Xstrata	132,760	2,112

		46,140

Taiwan — 1.2%
Advanced Semiconductor Engineering	1,297,044	1,002
Hon Hai Precision Industry	574,105	2,313
HTC	75,863	1,397
MediaTek	75,150	1,018
Taiwan Semiconductor Manufacturing	1,937,961	3,741

		9,471

Thailand — 0.6%
Bangkok Bank	498,013	2,149
Banpu Public	64,400	1,249
Kasikornbank	389,300	1,258

		4,656

Turkey — 1.4%
Akbank T.A.S.	344,927	1,909
Koc Holding	381,086	1,503
Turkcell Iletisim Hizmetleri — ADR	204,400	2,964
Turkiye Is Bankasi, Class C	1,208,267	4,530

		10,906

United Kingdom — 11.1%
Anglo American •	152,299	6,022
Antofagasta	79,040	1,224
ARM Holdings	789,281	4,059
Autonomy •	237,415	6,126
BAE Systems	293,449	1,439
BG Group	228,596	3,666
BP — ADR	85,561	3,292
British Sky Broadcasting Group	433,277	4,834
Diageo	372,383	6,462
GlaxoSmithKline	403,235	7,040
HSBC Holdings — ADR	67,226	3,434
National Grid — ADR	10,987	446
Prudential	490,121	4,265
Reed Elsevier	619,117	5,364
Scottish & Southern Energy	171,620	2,986
Serco Group	52,813	459
Smith & Nephew	310,352	2,701
Stagecoach Group	113,356	299
Standard Chartered	215,470	6,225
Tesco	584,827	3,586
United Utilities Group	5,872	54
Vedanta Resources	154,597	5,919
Vodafone Group — ADR	229,023	5,377
Willis Group Holdings	127,060	3,888

		89,167

United States — 2.2%
American Tower, Class A •	12,546	580
American Water Works	12,087	258
Bunge	68,410	3,396
California Water Service Group	3,605	128
Connecticut Water Service	5,164	120
Corrections Corporation of America •	4,796	94
Covanta Holding	2,957	44
Crown Castle International •	14,019	554

DESCRIPTION	SHARES	FAIR VALUE >

Digital Realty Trust — REIT	5,650	357
DuPont Fabros Technology — REIT	8,125	205
El Paso	19,459	240
ICF International •	2,081	48
ITC Holdings	5,474	311
Kinder Morgan Management	1,843	108
LTC Properties — REIT	6,171	152
New Jersey Resources	1,393	52
NextEra Energy	3,731	195
Niska Gas Storage Partners •	1,974	38
Northeast Utilities	4,613	128
Northwest Natural Gas	4,825	229
Philip Morris International	90,199	4,604
Piedmont Natural Gas	1,527	41
Republic Services	2,937	94
SBA Communications, Class A •	2,948	107
Schlumberger	55,680	3,322
Sempra Energy	7,818	389
Southern Union	13,811	312
Southwest Gas	3,860	124
Spectra Energy	67,328	1,400
Standard Parking •	12,128	207
Waste Connections •	1,390	53
Waste Management	1,237	42
Williams	3,578	69

		18,001

Total Common Stocks (Cost $692,813)		710,132

Exchange-Traded Funds — 2.2%
United States — 2.2%
iShares MSCI Chile Investable Market Index Fund	60,000	3,759
iShares MSCI Turkey Investable Market Index Fund	30,000	1,854
Market Vectors Russia	310,000	9,784
Market Vectors Vietnam	90,000	2,258

Total Exchange Traded Funds (Cost $17,057)		17,655

Short-Term Investments — 8.5%
Money Market Fund — 5.2%
State Street Institutional Liquid Reserves Fund 0.027% Ω	41,967,644	41,968

	PAR

U.S. Treasury Obligations — 3.3%
U.S. Treasury Bills ☐
0.138%, 10/21/2010	$2,625	2,624
0.149%, 11/04/2010	24,150	24,140

		26,764

Total Short-Term Investments (Cost $68,730)		68,732

Total Investments ▲ — 99.2% (Cost $778,600)		796,519

Other Assets and Liabilities, Net — 0.8%		6,191

Total Net Assets — 100.0%		$802,710

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held internally fair valued securities disclosed in footnote ☐• .

•	Non-income producing security.

☐•	Security is internally fair valued. As of July 31, 2010, the fair value of this investment was $1,205 or 0.2% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of July 31, 2010.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $778,600. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$69,126
Gross unrealized depreciation	(51,207)

Net unrealized appreciation	$17,919

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
		Purchased	Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)

Amsterdam Index Futures	August 2010	187	$16,042	$81
CAC 40 10 Euro Index Futures	September 2010	168	7,962	(72)
DAX Index Futures	September 2010	122	24,511	314
Dow Jones Euro STOXX 50 Futures	September 2010	(790)	(28,260)	(949)
E-Mini MSCI EAFE Index Futures	September 2010	(104)	(7,652)	(512)
E-Mini MSCI Emerging Markets Index Futures	September 2010	(76)	(3,773)	(265)
Euro Currency Futures	September 2010	(251)	(40,957)	(2,970)
FTSE 100 Index Futures	September 2010	250	20,575	511
FTSE/JSE Top 40 Index Futures	September 2010	136	4,702	133
FTSE/MIB Index Futures	September 2010	(13)	(1,784)	(100)
H-Shares Index Futures	August 2010	360	27,521	(89)
IBEX 35 Index Futures	August 2010	(98)	(13,363)	(368)
KOSPI 200 Index Futures	September 2010	(43)	(4,183)	(288)
Mexican Bolsa Index Futures	September 2010	(558)	(14,317)	53
MSCI Taiwan Futures	August 2010	750	20,423	(124)
Nikkei 225 Index Futures	September 2010	320	15,280	159
OMXS30 Index Futures	August 2010	1,035	15,006	(183)
Russell 2000 Mini Index Futures	September 2010	(222)	(14,421)	15
S&P 500 Futures	September 2010	(136)	(37,342)	(713)
S&P TSE 60 Futures	September 2010	262	34,843	188
SGX MSCI Singapore Futures	August 2010	164	8,479	30
SGX S&P CNX Nifty Index Futures	August 2010	(727)	(7,809)	108
SPI 200 Futures	September 2010	229	23,116	(560)
STOXX 600 Bank Futures	September 2010	(104)	(1,504)	(172)
STOXX SML200 Futures	September 2010	(196)	(8,087)	(262)
Swiss Market Index Futures	September 2010	358	21,304	(382)

				$(6,417)

As of July 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$1,592
Foreign Exchange Contracts	—

Balance as of July 31, 2010	$1,592

Liability Derivatives
Equity Contracts	$5,039
Foreign Exchange Contracts	2,970

Balance as of July 31, 2010	$8,009

At July 31, 2010, sector diversification of the fund was as follows:

	% of Net Assets	Fair Value

Common Stocks
Financials	18.4%	$147,704
Information Technology	11.1	88,979
Consumer Staples	10.6	85,131
Materials	10.9	87,758
Industrials	9.3	75,040

	% of Net Assets	Fair Value

Energy	9.0	71,906
Consumer Discretionary	6.7	53,304
Healthcare	5.8	46,444
Telecommunication Services	3.7	29,965
Utilities	3.0	23,870
Transportation	—	31
Total Common Stocks	88.5	710,132

Total Exchange-Traded Funds	2.2	17,655

Total Short-Term Investments	8.5	68,732

Total Investments	99.2	796,519

Other Assets and Liabilities, Net	0.8	6,191

Net Assets	100.0%	$802,710

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of July 31, 2010 the fund’s investments were classified as follows:

						Total
	Level 1	Level 2		Level 3		Fair Value

Common Stocks	$157,520	$551,407	[1]	$1,205	[1]	$710,132
Exchange-Traded Funds	17,655	—		—		17,655
Short-Term Investments	41,968	26,764		—		68,732

Total Investments	$217,143	$578,171		$1,205		$796,519

[1]	The Common Stocks Level 2 and Level 3 balance consists of the fair value of the associated Level 2 and Level 3 investments in the following industries:

Financials	$119,303
Information Technology	82,213
Consumer Staples	72,019
Industrials	69,837
Materials	64,112
Consumer Discretionary	46,602
Energy	40,628
Healthcare	37,644
Utilities	15,569
Telecommunication Services	4,654
Transportation	31

Total Investments	$552,612

As of July 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total
				Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures*	$(6,417)	$—	$—	$(6,417)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair
Value
Balance as of October 31, 2009	$110
Accrued discounts/ premiums	—
Realized gain (loss)	105
Change in net unrealized appreciation (depreciation)	415
Net purchases (sales)	(116)
Transfers in and/or out of Level 3	691

Balance as of July 31, 2010	$1,205

Net change in unrealized appreciation (depreciation) of Level 3 investments held as of July 31, 2010	$—

During the period ended July 31,2010, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 99.3%
Consumer Discretionary — 18.5%
Amazon.com ▼ •	112,351	$13,245
Chipotle Mexican Grill, Class A •	45,011	6,657
Ctrip.com International — ADR •	112,352	4,523
Dick’s Sporting Goods •	187,235	4,926
DIRECTV, Class A •	201,082	7,472
Dollar Tree ▼ •	251,375	11,141
lululemon Athletica ▼ •	145,147	6,021
Netflix ▼ •	87,749	8,999
Polo Ralph Lauren	76,166	6,018
Priceline.com •	36,262	8,137
Starbucks ▼	323,788	8,046
Target	52,483	2,694
Walt Disney ▼	163,970	5,524
Williams-Sonoma ▼	105,001	2,805
Wynn Resorts ▼	83,638	7,333

		103,541

Consumer Staples — 2.7%
Colgate-Palmolive	100,030	7,900
Estee Lauder, Class A	113,887	7,090

		14,990

Energy — 6.5%
Cameron International •	158,457	6,273
Exxon Mobil	91,470	5,459
Occidental Petroleum	84,677	6,599
Schlumberger ▼	142,926	8,527
Whiting Petroleum ▼ •	104,110	9,163

		36,021

Financials — 4.6%
American Express	266,133	11,880
Goldman Sachs Group ▼	53,948	8,137
KeyCorp ▼	339,529	2,872
Och-Ziff Capital Management Group, Class A ▼	217,820	2,993

		25,882

Healthcare — 12.7%
Allergan	124,856	7,624
Celgene •	70,422	3,884
Cerner ▼ •	55,517	4,300
Edwards Lifesciences ▼ •	107,620	6,220
Express Scripts •	194,122	8,770
Genzyme •	77,957	5,423
Medco Health Solutions •	101,719	4,883
Perrigo	111,729	6,258
ResMed •	65,593	4,309
Teva Pharmaceutical Industries — ADR	115,848	5,659
Thermo Fisher Scientific •	166,853	7,485
Thoratec •	61,813	2,273
Vertex Pharmaceuticals ▼ •	109,098	3,672

		70,760

Industrials — 12.0%
3M	108,225	9,257
Boeing	68,148	4,644
Caterpillar ▼	124,688	8,697
Cummins	152,384	12,131
Flowserve	42,542	4,218
Goodrich	84,817	6,181
Parker Hannifin	52,104	3,237
Precision Castparts	81,378	9,943
United Technologies	121,375	8,630

		66,938

Information Technology — 39.4%
Accenture, Class A	150,916	5,982
Akamai Technologies •	112,911	4,331
Amphenol, Class A	147,504	6,608
Apple •	178,853	46,010

DESCRIPTION	SHARES	FAIR VALUE >

Baidu — ADR ▼ •	57,778	4,704
Broadcom, Class A ▼	222,505	8,017
Cisco Systems •	576,680	13,304
Citrix Systems •	104,151	5,730
Cognizant Technology Solutions, Class A •	85,522	4,666
Dolby Laboratories, Class A •	133,934	8,501
EMC •	368,417	7,291
F5 Networks ▼ •	118,229	10,384
Google, Class A •	19,791	9,596
Hewlett-Packard	238,123	10,963
Juniper Networks ▼ •	226,668	6,297
Marvell Technology Group •	220,941	3,296
Microsoft	513,814	13,262
NetApp ▼ •	131,539	5,564
QUALCOMM	229,255	8,730
Red Hat •	165,844	5,332
Salesforce.com ▼ •	74,298	7,352
Teradata •	149,527	4,755
Visa, Class A ▼	183,158	13,435
VMware, Class A ▼ •	79,531	6,166

		220,276

Materials — 1.7%
Carpenter Technology	108,162	3,780
Cliffs Natural Resources ▼	97,861	5,536

		9,316

Telecommunication Services — 1.2%
American Tower, Class A •	144,552	6,684

Total Common Stocks (Cost $467,519)		554,408

Short-Term Investment — 0.4%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $1,999)	1,998,856	1,999

Investment Purchased with Proceeds from Securities Lending — 24.5%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $136,949)	136,948,603	136,949

Total Investments ▲ — 124.2% (Cost $606,467)		693,356

Other Assets and Liabilities, Net — (24.2)%		(134,877)

Total Net Assets — 100.0%		$558,479

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $133,931 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $606,467. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$102,672
Gross unrealized depreciation	(15,783)

Net unrealized appreciation	$86,889

ADR — American Depositary Receipt

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$554,408	$—	$—	$554,408
Short-Term Investment	1,999	—	—	1,999
Investment Purchased with Proceeds from Securities Lending	136,949	—	—	136,949

Total Investments	$693,356	$—	$—	$693,356

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Large Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 98.0%
Consumer Discretionary — 15.8%
Abercrombie & Fitch, Class A ▼	35,818	$1,323
AnnTaylor Stores ▼ •	93,758	1,644
Brunswick ▼	135,181	2,287
DIRECTV, Class A •	62,406	2,319
Discovery Communications, Class A ▼ •	45,887	1,772
Foot Locker ▼	180,421	2,452
Jarden	42,961	1,244
OfficeMax ▼ •	107,217	1,532
Starbucks ▼	83,404	2,073
Target	30,278	1,554
Williams-Sonoma ▼	86,988	2,323

		20,523

Consumer Staples — 4.6%
Del Monte Foods ▼	89,544	1,243
Dr. Pepper Snapple Group	89,482	3,360
Estee Lauder, Class A	22,241	1,384

		5,987

Energy — 9.5%
Anadarko Petroleum	52,329	2,573
Cameron International •	56,612	2,241
Newfield Exploration •	26,905	1,438
Occidental Petroleum	37,676	2,936
Whiting Petroleum ▼ •	36,307	3,196

		12,384

Financials — 18.3%
Bank of America	309,072	4,339
Citigroup •	787,937	3,231
Comerica ▼	59,535	2,284
Fifth Third Bancorp	116,770	1,484
Goldman Sachs Group ▼	25,276	3,812
JPMorgan Chase ▼	115,691	4,660
KeyCorp ▼	284,755	2,409
Regions Financial	204,559	1,500

		23,719

Healthcare — 8.8%
Alexion Pharmaceuticals •	18,247	992
Allergan	27,273	1,665
Bristol-Myers Squibb ▼	67,175	1,674
Edwards Lifesciences ▼ •	34,411	1,989
Genzyme •	20,238	1,408
McKesson	28,025	1,760
Thermo Fisher Scientific •	44,311	1,988

		11,476

Industrials — 11.0%
Caterpillar ▼	37,639	2,625
Cummins	20,498	1,632
Eaton ▼	29,053	2,280
General Electric	225,764	3,639
Parker Hannifin	23,164	1,439
Textron ▼	64,140	1,332
Tyco International	35,753	1,369

		14,316

Information Technology — 24.2%
Accenture, Class A	40,995	1,625
Akamai Technologies •	31,897	1,224
Amphenol, Class A	30,802	1,380
Analog Devices	70,304	2,089
Apple •	22,815	5,869

DESCRIPTION	SHARES	FAIR VALUE >

Autodesk ▼ •	42,956	1,269
Automatic Data Processing	43,130	1,780
BMC Software •	34,782	1,238
Check Point Software Technologies ▼ •	36,573	1,244
Cisco Systems •	141,763	3,270
Hewlett-Packard	66,581	3,065
Marvell Technology Group •	74,720	1,115
Teradata •	38,105	1,212
VMware, Class A ▼ •	37,331	2,894
Xerox	218,433	2,127

		31,401

Materials — 3.1%
Cliffs Natural Resources ▼	20,112	1,138
Freeport-McMoRan Copper & Gold	18,052	1,291
International Paper	63,327	1,533

		3,962

Telecommunication Services — 1.5%
American Tower, Class A •	42,631	1,971

Utilities — 1.2%
CMS Energy ▼	98,125	1,562

Total Common Stocks (Cost $115,762)		127,301

Exchange-Traded Fund — 1.3%
SPDR Gold Shares Trust (Cost $1,760)	14,928	1,724

Short-Term Investment — 0.7%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $905)	905,477	905

Investment Purchased with Proceeds from Securities Lending — 34.5%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $44,707)	44,707,181	44,707

Total Investments ▲ — 134.5% (Cost $163,134)		174,637

Other Assets and Liabilities, Net — (34.5)%		(44,774)

Total Net Assets — 100.0%		$129,863

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $43,450 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $163,134. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$14,987
Gross unrealized depreciation	(3,484)

Net unrealized appreciation	$11,503

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$127,301	$—	$—	$127,301
Exchange-Traded Fund	1,724	—	—	1,724
Short-Term Investment	905	—	—	905
Investment Purchased with Proceeds from Securities Lending	44,707	—	—	44,707

Total Investments	$174,637	$—	$—	$174,637

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Large Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 97.2%
Consumer Discretionary — 8.9%
Best Buy ▼	96,973	$3,361
Darden Restaurants	84,129	3,524
DIRECTV, Class A •	187,904	6,982
Macy’s ▼	257,847	4,809
Mattel	257,320	5,445
Walt Disney ▼	110,211	3,713
Whirlpool ▼	39,875	3,322

		31,156

Consumer Staples — 8.1%
ConAgra Foods	195,828	4,598
Dr. Pepper Snapple Group	115,932	4,353
General Mills	124,624	4,262
JM Smucker	72,244	4,438
Kraft Foods, Class A	207,350	6,057
Procter & Gamble	72,656	4,444

		28,152

Energy — 12.8%
Cameron International •	113,489	4,493
Chevron	63,459	4,836
Concho Resources ▼ •	71,413	4,283
ConocoPhillips	84,509	4,667
Exxon Mobil	72,670	4,337
Newfield Exploration •	81,955	4,381
Occidental Petroleum	119,941	9,347
Pioneer Natural Resources ▼	52,338	3,032
Whiting Petroleum ▼ •	62,450	5,496

		44,872

Financials — 23.3%
ACE ▼	117,553	6,240
Ameriprise Financial	130,891	5,548
Bank of America	432,198	6,068
Citigroup •	2,142,206	8,783
Comerica ▼	133,579	5,124
Fifth Third Bancorp	438,597	5,575
Goldman Sachs Group ▼	23,410	3,531
JPMorgan Chase	339,465	13,674
PNC Financial Services Group ▼	87,739	5,211
Prudential Financial	90,984	5,212
State Street	89,335	3,477
Unum Group	202,851	4,629
Wells Fargo	309,737	8,589

		81,661

Healthcare — 12.4%
AmerisourceBergen	170,182	5,100
Amgen •	93,052	5,074
Bristol-Myers Squibb ▼	164,380	4,096
Johnson & Johnson	142,420	8,273
Merck	235,670	8,121
Pfizer	394,855	5,923
St. Jude Medical •	122,831	4,517
Thermo Fisher Scientific •	52,073	2,336

		43,440

Industrials — 11.0%
Boeing	80,301	5,472
CSX	122,224	6,443
Cummins	87,479	6,964
Eaton ▼	50,647	3,974
General Electric	696,425	11,226

DESCRIPTION	SHARES	FAIR VALUE >

Republic Services	142,709	4,547

		38,626

Information Technology — 7.1%
Check Point Software Technologies ▼ •	114,658	3,901
Cisco Systems •	209,164	4,825
Hewlett-Packard	157,095	7,233
Intel	204,605	4,215
Xerox	490,558	4,778

		24,952

Materials — 4.4%
Albemarle ▼	65,840	2,872
Cliffs Natural Resources ▼	57,714	3,265
International Paper	215,996	5,227
PPG Industries ▼	56,701	3,939

		15,303

Telecommunication Services — 4.0%
AT&T	330,200	8,565
Qwest Communications International ▼	928,366	5,255

		13,820

Utilities — 5.2%
CMS Energy ▼	366,372	5,833
Edison International	228,213	7,565
Sempra Energy	96,386	4,795

		18,193

Total Common Stocks (Cost $346,365)		340,175

Short-Term Investment — 2.0%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $7,058)	7,058,174	7,058

Investment Purchased with Proceeds from Securities Lending — 21.1%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $73,773)	73,772,634	73,773

Total Investments ▲ — 120.3% (Cost $427,196)		421,006

Other Assets and Liabilities, Net — (20.3)%		(71,001)

Total Net Assets — 100.0%		$350,005

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $70,917 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $427,196. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$23,617
Gross unrealized depreciation	(29,807)

Net unrealized depreciation	$(6,190)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$340,175	$—	$—	$340,175
Short-Term Investment	7,058	—	—	7,058
Investment Purchased with Proceeds from Securities Lending	73,773	—	—	73,773

Total Investments	$421,006	$—	$—	$421,006

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 100.1%
Consumer Discretionary — 21.5%
Abercrombie & Fitch, Class A ▼	479,288	$17,705
Aeropostale ▼ •	483,824	13,755
AnnTaylor Stores ▼ •	808,507	14,181
Bed Bath & Beyond ▼ •	383,486	14,526
Brunswick ▼	494,458	8,366
Chipotle Mexican Grill, Class A ▼ •	154,960	22,919
Coinstar •	140,157	6,377
Ctrip.com International — ADR ▼ •	182,227	7,337
DeVry ▼	297,479	16,004
Dick’s Sporting Goods ▼ •	630,302	16,583
Dollar Tree ▼ •	400,974	17,771
Express ▼ •	293,209	5,146
Harman International Industries •	236,354	7,188
lululemon Athletica ▼ •	320,685	13,302
Netflix ▼ •	153,145	15,705
Polo Ralph Lauren	94,959	7,503
Priceline.com ▼ •	95,904	21,521
TJX	273,852	11,370
Williams-Sonoma ▼	464,555	12,408
Wynn Resorts ▼	176,117	15,442

		265,109

Consumer Staples — 2.2%
Estee Lauder, Class A	166,069	10,338
Whole Foods Market ▼ •	438,253	16,640

		26,978

Energy — 5.2%
Alpha Natural Resources ▼ •	233,159	8,937
Concho Resources ▼ •	223,145	13,384
FMC Technologies •	265,213	16,783
Petrohawk Energy •	541,984	8,547
Whiting Petroleum ▼ •	192,043	16,902

		64,553

Financials — 7.6%
Affiliated Managers Group ▼ •	109,223	7,736
Blackstone Group ▼	864,836	9,643
Comerica ▼	252,105	9,671
Discover Financial Services	1,059,959	16,186
IntercontinentalExchange •	165,246	17,453
KeyCorp	1,409,476	11,924
PartnerRe	117,978	8,538
SLM ▼ •	1,031,476	12,378

		93,529

Healthcare — 14.1%
Alexion Pharmaceuticals •	251,726	13,684
Biovail ▼	584,193	12,788
C.R. Bard	118,248	9,286
Cerner ▼ •	130,037	10,071
Edwards Lifesciences ▼ •	249,434	14,417
Express Scripts •	345,822	15,624
Genzyme •	114,638	7,974
Intuitive Surgical ▼ •	32,444	10,654
NuVasive ▼ •	394,564	12,930
PerkinElmer	722,680	14,063
Perrigo ▼	276,793	15,503
ResMed •	193,109	12,685
Thoratec •	175,553	6,457
Vertex Pharmaceuticals ▼ •	523,808	17,632

		173,768

Industrials — 16.3%
Copa Holdings, Class A	237,274	12,255
Cummins	247,041	19,667
Eaton ▼	228,228	17,907
Expeditors International of Washington	337,296	14,382
Flowserve	152,971	15,169
Joy Global	142,419	8,455

DESCRIPTION	SHARES	FAIR VALUE >

MSC Industrial Direct, Class A ▼	342,387	17,253
Parker Hannifin	262,911	16,332
Precision Castparts	247,731	30,270
Rockwell Automation	317,843	17,211
Roper Industries ▼	341,436	21,340
Ryanair Holdings — ADR ▼ •	388,479	11,635

		201,876

Information Technology — 26.9%
Akamai Technologies •	334,282	12,823
Altera ▼	532,358	14,757
Amphenol, Class A	577,462	25,870
Analog Devices	371,602	11,040
Autodesk ▼ •	603,351	17,823
Baidu — ADR ▼ •	113,154	9,212
BMC Software •	352,892	12,556
Check Point Software Technologies •	271,413	9,233
Citrix Systems ▼ •	219,639	12,085
Dolby Laboratories, Class A ▼ •	321,984	20,436
F5 Networks ▼ •	326,313	28,660
Juniper Networks ▼ •	562,342	15,622
Lam Research •	438,213	18,488
Marvell Technology Group •	1,159,827	17,305
NetApp ▼ •	822,047	34,773
Red Hat ▼ •	228,979	7,362
Salesforce.com ▼ •	139,959	13,849
SuccessFactors ▼ •	474,837	9,644
Teradata •	653,399	20,778
Waters •	308,266	19,778

		332,094

Materials — 3.6%
Albemarle	451,066	19,676
Carpenter Technology ▼	288,580	10,086
Cliffs Natural Resources ▼	251,480	14,226

		43,988

Telecommunication Services — 2.7%
NII Holdings •	561,326	21,027
SBA Communications, Class A •	349,262	12,637

		33,664

Total Common Stocks (Cost $1,090,189)		1,235,559

Short-Term Investment — 0.7%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $9,033)	9,033,026	9,033

Investment Purchased with Proceeds from Securities Lending — 32.7%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $403,588)	403,587,642	403,588

Total Investments ▲ — 133.5% (Cost $1,502,810)		1,648,180

Other Assets and Liabilities, Net — (33.5)%		(413,536)

Total Net Assets — 100.0%		$1,234,644

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $392,315 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $1,502,810. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$192,056
Gross unrealized depreciation	(46,686)

Net unrealized appreciation	$145,370

ADR — American Depositary Receipt
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$1,235,559	$—	$—	$1,235,559
Short-Term Investment	9,033	—	—	9,033
Investment Purchased with Proceeds from Securities Lending	403,588	—	—	403,588

Total Investments	$1,648,180	$—	$—	$1,648,180

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
Mid Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 99.0%
Consumer Discretionary — 16.4%
1-800-Flowers.com, Class A▼• ∞	162,189	$362
AnnTaylor Stores •	21,780	382
Bed Bath & Beyond▼•	13,141	498
Brunswick ▼	37,561	635
Foot Locker ▼	52,031	707
Harman International Industries •	14,855	452
Interpublic Group of Companies▼•	45,737	418
lululemon Athletica▼•	18,607	772
OfficeMax •	36,380	520
Quiksilver▼•	63,431	284
Warnaco Group▼•	11,716	489
Williams-Sonoma ▼	25,945	693

		6,212

Consumer Staples — 4.0%
Dr. Pepper Snapple Group	27,125	1,018
Estee Lauder, Class A	8,266	515

		1,533

Energy — 4.4%
Newfield Exploration •	10,646	569
Whiting Petroleum▼•	12,298	1,082

		1,651

Financials — 20.4%
Ameriprise Financial ▼	14,217	603
Annaly Capital Management — REIT ▼	31,928	556
CNO Financial Group▼•	84,249	452
Comerica ▼	18,955	727
Digital Realty Trust — REIT ▼	15,144	957
Discover Financial Services	38,266	584
Fifth Third Bancorp	62,616	796
KeyCorp ▼	107,144	907
PartnerRe	9,542	691
Regions Financial	76,730	562
Unum Group ▼	39,058	891

		7,726

Healthcare — 8.5%
AmerisourceBergen	14,480	434
C.R. Bard ▼	5,197	408
Humana ▼•	6,035	284
Intuitive Surgical •	2,351	772
Thoratec ▼•	12,853	473
Vertex Pharmaceuticals ▼•	12,801	431
Zoll Medical •	15,592	412

		3,214

Industrials — 11.7%
Altra Holdings •	37,394	542
American Reprographics •	44,161	393
Flowserve	5,568	552
Joy Global ▼	14,185	842
Oshkosh •	16,258	559
Parker Hannifin	9,443	587
Textron	21,509	447
Timken	15,171	510

		4,432

Information Technology — 19.2%
ADTRAN ▼	11,560	365
Akamai Technologies •	10,951	420
Amkor Technology ▼•	61,108	353
Analog Devices	13,445	399
Computer Sciences	9,034	410
Dolby Laboratories, Class A •	6,617	420
F5 Networks ▼•	11,406	1,002

DESCRIPTION	SHARES	FAIR VALUE >

LoopNet •	48,364	553
MICROS Systems ▼•	14,266	510
NetApp ▼•	12,795	541
Plantronics ▼	19,854	595
Rackspace Hosting ▼•	15,284	286
Verigy •	49,069	437
VeriSign •	14,508	408
Xerox	60,276	587

		7,286

Materials — 9.6%
Albemarle ▼	18,489	807
Carpenter Technology	14,681	513
Cliffs Natural Resources ▼	10,180	576
Huntsman	42,928	450
International Paper ▼	32,406	784
Packaging Corporation of America	21,223	509

		3,639

Telecommunication Services — 1.0%
NII Holdings •	10,286	385

Utilities — 3.8%
CMS Energy ▼	35,086	558
Edison International	9,520	316
Xcel Energy ▼	25,693	565

		1,439

Total Common Stocks (Cost $34,555)		37,517

Warrants — 0.0%
Lantronix, Warrants • ∞ ☐•
(Cost $0)	746	—

Short-Term Investment — 0.8%
First American Prime Obligations Fund, Class Z
0.132% Å Ω
(Cost $330)	330,191	330

Investment Purchased with Proceeds from Securities Lending — 48.0%
Mount Vernon Securities Lending Prime Portfolio
0.291% Ω †
(Cost $18,186)	18,185,622	18,186

Total Investments▲ — 147.8%
(Cost $53,071)		56,033

Other Assets and Liabilities, Net — (47.8)%		(18,127)

Total Net Assets — 100.0%		$37,906

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held internally fair valued securities disclosed in footnote ☐•.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $17,531 at July 31, 2010.

•	Non-income producing security.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of July 31, 2010, the fair value of this investment was $362 or 1.0% of total net assets. Information concerning the illiquid security is as follows.

Issuer	Shares	Dates Acquired	Cost Basis

Lantronix Warrants	746	5/08	$—
1-800-Flowers.com	162,189	2/10-6/10	$361

☐•	Security is internally fair valued. As of July 31, 2010, the fair value of this investment was $0 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $53,071. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,227
Gross unrealized depreciation	(1,265)

Net unrealized appreciation	$2,962

REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$37,517	$—	$—	$37,517
Warrants	—	—	—	—
Short-Term Investment	330	—	—	330
Investment Purchased with Proceeds from Securities Lending	18,186			18,186

Total Investments	$56,033	$—	$—	$56,033

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 97.6%
Consumer Discretionary — 14.0%
AnnTaylor Stores ▼ •	335,459	$5,884
Cablevision Systems, Class A	243,776	6,682
CBS, Class B ▼	650,017	9,607
Darden Restaurants	148,009	6,200
Foot Locker ▼	408,169	5,547
Interpublic Group of Companies ▼ •	886,163	8,100
Macy’s ▼	532,248	9,927
Mattel	441,269	9,337
OfficeMax ▼ •	337,925	4,829
Stanley Black & Decker	143,483	8,325
Whirlpool ▼	72,705	6,056

		80,494

Consumer Staples — 6.4%
ConAgra Foods	406,396	9,542
Del Monte Foods ▼	553,500	7,683
Dr. Pepper Snapple Group	210,503	7,904
JM Smucker	140,597	8,637
Safeway ▼	150,652	3,094

		36,860

Energy — 9.5%
Cameron International •	190,715	7,550
Concho Resources ▼ •	123,352	7,399
Newfield Exploration •	224,513	12,003
Pioneer Natural Resources ▼	107,363	6,219
Spectra Energy ▼	445,283	9,257
Whiting Petroleum ▼ •	142,806	12,568

		54,996

Financials — 26.9%
Ameriprise Financial ▼	263,178	11,156
Arch Capital Group •	131,183	10,266
BOK Financial ▼	164,616	8,018
Boston Properties — REIT ▼	83,347	6,826
Comerica ▼	318,486	12,217
Discover Financial Services	669,162	10,218
Essex Property Trust — REIT ▼	82,770	8,700
Federal Realty Investment Trust — REIT ▼	127,500	9,969
Fifth Third Bancorp	883,648	11,231
Hartford Financial Services Group	194,484	4,553
Liberty Property Trust — REIT	204,984	6,498
Lincoln National	298,734	7,779
PartnerRe	133,009	9,626
Regions Financial	651,221	4,774
SunTrust Banks ▼	233,656	6,063
Unum Group ▼	505,279	11,531
Ventas — REIT ▼	213,145	10,811
Vornado Realty Trust — REIT	63,694	5,273

		155,509

Healthcare — 5.3%
AmerisourceBergen	288,318	8,641
C.R. Bard	101,241	7,950
St. Jude Medical •	206,225	7,583
Universal Health Services	185,372	6,668

		30,842

Industrials — 9.9%
BE Aerospace •	204,273	6,006
Cummins	164,393	13,087
Eaton ▼	113,512	8,906
Goodrich ▼	119,139	8,682
Regal-Beloit	86,875	5,284
Republic Services	281,993	8,984
Werner Enterprises	252,656	5,819

		56,768

Information Technology — 6.1%
Amphenol, Class A	163,188	7,310
Brocade Communications Systems •	547,442	2,710
Check Point Software Technologies ▼ •	244,852	8,330
Polycom ▼ •	262,162	7,781
Xerox	950,519	9,258

		35,389

Materials — 8.0%
Albemarle ▼	211,538	9,227

DESCRIPTION	SHARES	FAIR VALUE >

Bemis	273,388	8,191
Cliffs Natural Resources ▼	106,990	6,053
Packaging Corporation of America	329,921	7,918
PPG Industries ▼	139,256	9,674
Walter Energy ▼	73,309	5,227

		46,290

Telecommunication Services — 1.3%
Qwest Communications International ▼	1,299,257	7,354

Utilities — 10.2%
CenterPoint Energy	440,557	6,269
CMS Energy ▼	653,184	10,399
Edison International	362,477	12,016
Hawaiian Electric Industries ▼	242,209	5,704
Sempra Energy	208,031	10,350
Wisconsin Energy	141,481	7,680
Xcel Energy ▼	282,971	6,221

		58,639

Total Common Stocks (Cost $513,701)		563,141

Short-Term Investment — 3.6%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $20,977)	20,976,738	20,977

Investment Purchased with Proceeds from Securities Lending — 26.3%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $151,915)	151,914,720	151,915

Total Investments ▲— 127.5% (Cost $686,593)		736,033

Other Assets and Liabilities, Net — (27.5)%		(158,871)

Total Net Assets — 100.0%		$577,162

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $146,600 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.

▲	The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

On July 31, 2010, the cost of investments for federal income tax purposes was approximately $686,593. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$62,977
Gross unrealized depreciation	(13,537)

Net unrealized appreciation	$49,440

REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$563,141	$—	$—	$563,141
Short-Term Investment	20,977	—	—	20,977
Investment Purchased with Proceeds from Securities Lending	151,915	—	—	151,915

Total Investments	$736,033	$—	$—	$736,033

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Real Estate Securities Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 98.3%
Apartments — 15.9%
Apartment Investment & Management, Class A ▼ ⊲	229,973	$4,938
Associated Estates Realty ⊲	270,261	3,741
Avalonbay Communities ▼ ⊲	358,749	37,701
BRE Properties ▼ ⊲	692,852	28,753
Camden Property Trust ▼ ⊲	1,119,755	50,971
Equity Residential Properties Trust ▼ ⊲	2,205,939	101,142
Essex Property Trust ▼ ⊲	312,376	32,834
Mid-America Apartment Communities ▼ ⊲	544,085	30,730
Post Properties ▼ ⊲	580,625	14,794

		305,604

Community Centers — 9.3%
Acadia Realty Trust ⊲	469,583	8,706
Agree Realty ⊲	8,998	208
Cedar Shopping Centers ⊲	6,798	42
Developers Diversified Realty ▼ ⊲	3,102,043	35,208
Equity One ▼ ⊲	601,093	10,243
Federal Realty Investment Trust ▼ ⊲	318,766	24,924
Kimco Realty ▼ ⊲	2,432,772	36,662
Kite Realty Group Trust ⊲	282,639	1,311
Ramco-Gershenson Properties Trust ▼ ⊲	711,100	8,178
Regency Centers ▼ ⊲	517,253	19,521
Saul Centers ⊲	25,484	1,078
Tanger Factory Outlet Centers ▼ ⊲	19,464	870
Urstadt Biddle Properties, Class A ⊲	198,023	3,531
Weingarten Realty Investors ▼ ⊲	1,343,683	28,446

		178,928

Diversified — 4.8%
Colonial Properties Trust ▼ ⊲	334,812	5,397
Cousins Properties ▼ ⊲	953,763	6,533
Forest City Enterprises, Class A ▼ •	440,743	5,598
Vornado Realty Trust ▼ ⊲	798,277	66,081
Washington Real Estate Investment Trust ▼ ⊲	289,507	8,787

		92,396

Healthcare — 9.8%
Assisted Living Concepts, Class A •	4,795	151
Brookdale Senior Living •	146,051	2,071
Capital Senior Living •	421,938	2,278
Cogdell Spencer ▼ ⊲	931,330	6,920
HCP ▼ ⊲	991,058	35,153
Health Care ▼ ⊲	689,574	31,245
Healthcare Realty Trust ▼ ⊲	318,725	7,480
LTC Properties ▼ ⊲	1,097,159	27,045
Nationwide Health Properties ▼ ⊲	340,568	12,744
Parkway Life ⊲	2,466,418	2,706
Ventas ▼ ⊲	1,182,486	59,976

		187,769

Hotels — 8.7%
Chatham Lodging Trust ▼ ⊲ •	173,653	2,634
Chesapeake Lodging Trust ▼ ⊲ •	26,749	468
DiamondRock Hospitality ▼ ⊲	1,343,546	12,468
FelCor Lodging Trust ⊲ •	806,289	4,781
Hersha Hospitality Trust ⊲ ▼	1,804,429	9,167
Host Hotels & Resorts ⊲ ▼	4,825,580	69,199
Hyatt Hotels, Class A •	189,376	7,406
LaSalle Hotel Properties ▼ ⊲	724,029	17,174
Marcus	248,419	3,031
Marriott International, Class A ▼	313,348	10,626
Pebblebrook Hotel Trust ▼ ⊲ •	828,048	15,145
Starwood Hotels & Resorts Worldwide ▼	39,625	1,920
Strategic Hotels & Resorts ⊲ •	906,788	4,180
Sunstone Hotel Investors ⊲ •	915,244	9,445

		167,644

Industrials — 5.3%
AMB Property ⊲	1,194,026	29,803
DCT Industrial Trust ▼ ⊲	948,295	4,448
EastGroup Properties ▼ ⊲	372,579	13,513
First Potomac Realty Trust ⊲	9,399	146
Mapletree Logistics Trust ⊲	281,083	182
Mitsubishi Logistics	201,386	2,311
Prologis ▼ ⊲	2,821,389	30,640
PS Business Parks ⊲	205,352	11,925
Terreno Realty ▼ ⊲ •	457,641	8,238

		101,206

DESCRIPTION	SHARES	FAIR VALUE >

Infrastructure — 2.8%
American Tower, Class A •	454,790	21,029
Brookfield Asset Management, Class A	928,722	23,302
Crown Castle International ▼ •	58,720	2,320
Hopewell Holdings	486	2
Standard Parking •	446,859	7,623

		54,276

Malls — 13.0%
CBL & Associates Properties ▼ ⊲	95,161	1,339
Glimcher Realty Trust ⊲	586,265	3,898
Macerich ▼ ⊲	811,406	33,633
Pennsylvania Real Estate ▼ ⊲	132,535	1,629
Simon Property Group ▼ ⊲	1,977,673	176,448
Taubman Centers ▼ ⊲	789,578	32,365

		249,312

Manufactured Homes — 0.9%
Equity Lifestyle Properties ▼ ⊲	338,820	17,934

Net Lease — 1.5%
Getty Realty ⊲	120,349	2,884
National Retail Properties ▼ ⊲	1,060,296	24,514
Realty Income ▼ ⊲	34,374	1,103

		28,501

Office — 19.0%
Alexandria Real Estate Equities ▼ ⊲	221,145	15,602
BioMed Realty Trust ▼ ⊲	634,613	11,448
Boston Properties ▼ ⊲	972,929	79,683
Brandywine Realty Trust ⊲	1,476,136	16,769
Brookfield Properties ▼	823,010	12,378
Corporate Office Properties Trust ▼ ⊲	99,230	3,721
Digital Realty Trust ▼ ⊲	501,735	31,720
Douglas Emmett ▼ ⊲	861,481	13,620
Duke Realty ▼ ⊲	1,662,838	19,888
DuPont Fabros Technology ⊲	729,684	18,417
Highwoods Properties ▼ ⊲	311,000	9,737
Hudson Pacific Properties ⊲ •	341,022	5,613
Kilroy Realty ▼ ⊲	237,049	7,960
Liberty Property Trust ▼ ⊲	1,326,487	42,050
Mack-Cali Realty ⊲	934,198	30,100
Mission West Properties ▼ ⊲	179,354	1,266
Parkway Properties ⊲	42,558	711
Piedmont Office Realty Trust, Class A ⊲	193,144	3,477
SL Green Realty ▼ ⊲	672,714	40,524

		364,684

Real Estate Service Provider — 0.0%
HFF ▼ •	33,588	294

Self Storage — 6.3%
Extra Space Storage ⊲	135,711	2,105
Public Storage ▼ ⊲	951,828	93,393
Sovran Self Storage ▼ ⊲	426,191	15,684
U-Store-It Trust ⊲	1,304,469	10,527

		121,709

Student Housing — 1.0%
American Campus Communities ▼ ⊲	635,476	18,397
Education Realty Trust ⊲	229,413	1,594

		19,991

Total Common Stocks (Cost $1,660,961)		1,890,248

Private Real Estate Company — 0.0%
Newcastle Investment Holdings • ∞ ☐• (Cost $153)	35,000	34

Short-Term Investment — 1.4%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $28,020)	28,020,282	28,020

DESCRIPTION	SHARES	FAIR VALUE >

Investment Purchased with Proceeds from Securities Lending — 36.7%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $704,962)	704,961,650	704,962

Total Investments ▲ — 136.4% (Cost $2,394,096)		2,623,264

Other Assets and Liabilities, Net — (36.4)%		(700,223)

Total Net Assets — 100.0%		$1,923,041

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held internally fair valued securities disclosed in footnote ☐• .

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a value of $684,777 at July 31, 2010.

⊲	Real Estate Investment Trust. As of July 31, 2010, the fair value of these investments was $1,787,908 or 93.0% of total net assets.

•	Non-income producing security.

∞	Security considered illiquid. As of July 31, 2010, the fair value of this investment was $34 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis

Newcastle Investment Holdings	35,000	6/98	$153

☐•	Security is internally fair valued. As of July 31, 2010, the fair value of this investment was $34 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $2,394,096. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$261,530
Gross unrealized depreciation	(32,362)

Net unrealized appreciation	$229,168

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$1,890,248	$—	$—	$1,890,248
Private Real Estate Company	—	—	34	34
Short-Term Investment	28,020	—	—	28,020
Investment Purchased with Proceeds from Securities Lending	704,962	—	—	704,962

Total Investments	$2,623,230	$—	$34	$2,623,264

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of October 31, 2009	$111
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(77)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$34

Net change in unrealized appreciation (depreciation) of Level 3 investments held as of July 31, 2010	$(77)

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 97.2%
Consumer Discretionary — 18.5%
AnnTaylor Stores ▼ •	158,989	$2,789
Buffalo Wild Wings ▼ •	62,663	2,672
Dress Barn ▼ •	93,449	2,308
Lumber Liquidators Holdings ▼ •	85,272	2,116
Panera Bread, Class A ▼ •	22,729	1,778
Penske Automotive Group ▼ •	179,351	2,511
Polaris Industries ▼	39,037	2,330
Sotheby’s Holdings, Class A	74,168	2,012
Texas Roadhouse ▼ •	162,555	2,191
Tractor Supply ▼	43,241	3,006
Warnaco Group ▼ •	66,665	2,785
WMS Industries ▼ •	58,406	2,249
Wolverine World Wide ▼	152,386	4,357

		33,104

Energy — 4.7%
Atlas Energy •	74,516	2,205
Dril-Quip ▼ •	38,065	1,990
Key Energy Services •	204,303	1,974
Oasis Petroleum ▼ •	130,722	2,248

		8,417

Financials — 4.5%
Associated Banc ▼	208,230	2,830
Investment Technology Group •	166,949	2,623
Stifel Financial ▼ •	55,433	2,568

		8,021

Healthcare — 21.1%
Acorda Therapeutics ▼ •	50,825	1,644
Cubist Pharmaceuticals •	112,059	2,418
Haemonetics •	47,259	2,611
Halozyme Therapeutics ▼ •	226,311	1,623
HealthSouth ▼ •	150,250	2,781
Human Genome Sciences ▼ •	56,779	1,473
ICON — ADR •	107,042	2,526
ICU Medical •	80,089	2,980
LHC Group ▼ •	55,572	1,277
Masimo ▼	84,649	1,954
Nektar Therapeutics ▼ •	158,798	2,074
NuVasive ▼ •	54,688	1,792
Onyx Pharmaceuticals •	86,658	2,253
Owens & Minor	33,542	912
Salix Pharmaceuticals ▼ •	55,602	2,358
Seattle Genetics ▼ •	69,676	849
Thoratec ▼ •	80,254	2,952
Zoll Medical •	129,798	3,434

		37,911

Industrials — 16.3%
Actuant, Class A ▼	126,502	2,609
Altra Holdings •	137,645	1,996
BE Aerospace •	104,680	3,078
Clean Harbors ▼ •	40,669	2,569
FTI Consulting •	54,497	1,926
GrafTech International ▼ •	167,425	2,625
Interface, Class A ▼	232,521	2,890
Kaydon ▼	70,951	2,695
MYR Group •	122,116	2,053
Old Dominion Freight Line ▼ •	65,662	2,589
Orbital Sciences ▼ •	132,731	1,943
Tetra Tech •	111,226	2,332

		29,305

Information Technology — 28.1%
ADTRAN ▼	84,803	2,678

DESCRIPTION	SHARES	FAIR VALUE >

Blackboard ▼ •	49,482	1,879
Brocade Communications Systems •	714,876	3,539
CommScope •	130,085	2,646
Kenexa ▼ •	174,473	2,099
LoopNet •	143,729	1,644
MICROS Systems ▼ •	75,442	2,699
MKS Instruments •	131,081	2,813
Monolithic Power Systems •	134,461	2,369
Multi-Fineline Electronix •	113,896	2,886
National Instruments	81,204	2,590
Perficient •	212,310	1,837
Plantronics ▼	87,598	2,625
PMC-Sierra •	554,371	4,490
Polycom ▼ •	83,523	2,479
Quest Software •	138,710	2,796
Varian Semiconductor Equipment Associates •	81,234	2,296
Verigy •	282,761	2,517
VideoPropulsion • ¥ ☐•	780,460	—
Virtusa •	149,684	1,596
Vocus ▼ •	123,633	2,014

		50,492

Materials — 2.3%
Arch Chemicals ▼	55,888	1,915
Louisiana-Pacific •	302,253	2,201

		4,116

Telecommunication Services — 1.7%
Neutral Tandem ▼ •	287,457	3,076

Total Common Stocks
(Cost $168,558)		174,442

Warrants — 0.0%
Hollis-Eden Pharmaceuticals, Warrants • ¥ ☐•	70,545	—
Lantronix, Warrants • ¥ ☐•	11,236	—

Total Warrants (Cost $161)		—

Short-Term Investment — 1.6%
First American Prime Obligations Fund, Class Z, 0.132% Å Ω (Cost $2,917)	2,916,874	2,917

Investment Purchased with Proceeds from Securities Lending — 34.2%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $61,342)	61,342,018	61,342

Total Investments ▲ — 133.0% (Cost $232,978)		238,701

Other Assets and Liabilities, Net — (33.0)%		(59,227)

Total Net Assets — 100.0%		$179,474

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held internally fair valued securities disclosed in footnote ☐• .

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $58,609 at July 31, 2010.

•	Non-income producing security.

¥	Security considered illiquid. As of July 31, 2010, the fair value of the fund’s investments considered to be illiquid was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis
Hollis-Eden Pharmaceuticals, Warrants	70,545	2/06	$161
Lantronix, Warrants	11,236	5/08	—
Video Propulsion	780,460	12/99	—

☐•	Security is internally fair valued. As of July 31, 2010, the fair value of these investments was $0 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $232,978. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$16,516
Gross unrealized depreciation	(10,793)

Net unrealized appreciation	$5,723

ADR — American Depositary Receipt
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$174,442	$—	$—	$174,442
Warrants	—	—	—	—
Short-Term Investment	2,917	—	—	2,917
Investment Purchased with Proceeds from Securities Lending	61,342	—		61,342

Total Investments	$238,701	$—	$—	$238,701

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
Small Cap Select Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 98.8%
Consumer Discretionary — 16.3%
1-800-Flowers.com, Class A ▼ • ∞	1,889,827	$4,214
Amerigon ▼ •	590,792	5,849
AnnTaylor Stores ▼ •	498,901	8,751
Buffalo Wild Wings ▼ •	85,811	3,659
Coinstar ▼ •	268,632	12,223
Collective Brands ▼ •	595,305	9,537
DG Fastchannel ▼ •	111,727	4,260
Dress Barn ▼ •	291,091	7,190
Fossil •	180,384	7,143
Gaylord Entertainment ▼ •	82,325	2,387
Life Time Fitness ▼ •	103,324	3,757
McCormick & Schmick’s Seafood Restaurants •	253,225	2,003
Panera Bread, Class A ▼ •	120,050	9,389
Quiksilver •	1,040,396	4,651
ReachLocal ▼ •	143,301	1,990
Ryland Group ▼	100,139	1,634
Tractor Supply ▼	112,408	7,813
Valassis Communications •	150,427	5,200
Warnaco Group •	203,034	8,481
WMS Industries ▼ •	150,862	5,810

		115,941

Consumer Staples — 1.7%
Hain Celestial Group ▼ •	452,917	9,539
Smart Balance •	624,968	2,387

		11,926

Energy — 6.5%
Comstock Resources •	103,741	2,626
Concho Resources ▼ •	87,532	5,250
Delek US Holdings ▼	399,756	2,998
Energy XXI ▼ •	195,035	3,310
GMX Resources ▼ •	616,611	3,817
James River Coal ▼ •	708,155	12,400
L & L Energy ▼ •	205,670	2,334
Parker Drilling ▼ •	2,099,284	8,775
Whiting Petroleum ▼ •	56,958	5,013

		46,523

Financials — 20.4%
Bank of the Ozarks ▼	202,293	7,576
Calamos Asset Management, Class A ▼	603,413	6,276
Cogdell Spencer — REIT	884,697	6,573
Cullen/Frost Bankers	127,702	7,050
CVB Financial ▼	569,162	5,794
Delphi Financial Group, Class A	548,724	14,239
Dime Community Bancshares ▼	381,447	4,997
Evercore Partners, Class A ▼	149,062	3,500
Independent Bank ▼	258,082	6,145
Knight Capital Group, Class A ▼ •	763,221	10,975
MGIC Investment ▼ •	1,264,078	10,858
Nara Bancorp ▼ •	548,803	3,935
National Retail Properties — REIT ▼	276,743	6,398
Piper Jaffray Companies •	252,187	7,866
Platinum Underwriters Holdings ▼	107,441	4,199
PS Business Parks — REIT	149,290	8,669
Senior Housing Properties Trust — REIT	276,834	6,243
Terreno Realty — REIT •	199,880	3,598
Umpqua Holdings ▼	1,050,192	13,159
Waddell & Reed Financial, Class A	303,356	7,229

		145,279

DESCRIPTION	SHARES☼	FAIR VALUE >

Healthcare — 12.6%
Acorda Therapeutics •	45,579	1,474
Alexion Pharmaceuticals •	67,912	3,692
Alkermes •	82,376	1,063
Amedisys ▼ •	76,705	2,015
Cadence Pharmaceuticals ▼ •	442,138	3,387
Cepheid ▼ •	85,507	1,415
Cubist Pharmaceuticals •	63,229	1,365
Endologix ▼ •	1,583,470	7,236
Haemonetics •	153,775	8,496
Hanger Orthopedic Group •	326,393	5,598
Human Genome Sciences •	125,995	3,268
ICON — ADR •	156,998	3,705
Incyte ▼ •	101,290	1,319
LHC Group ▼ •	170,352	3,916
MEDNAX •	101,501	4,786
Nektar Therapeutics ▼ •	93,693	1,224
Onyx Pharmaceuticals •	61,226	1,592
Regeneron Pharmaceuticals ▼ •	151,878	3,674
Salix Pharmaceuticals ▼ •	178,010	7,549
Seattle Genetics •	90,261	1,099
Thoratec ▼ •	308,915	11,362
Zoll Medical •	408,217	10,801

		90,036

Industrials — 16.5%
Actuant, Class A	340,621	7,024
Allegiant Travel ▼	48,427	2,150
BE Aerospace •	387,951	11,406
CBIZ ▼ •	733,595	4,834
Chart Industries •	73,148	1,303
GrafTech International •	645,636	10,123
IDEX ▼	168,759	5,429
Interface, Class A	832,099	10,343
Kaydon ▼	268,034	10,183
MasTec ▼ •	963,862	10,236
MYR Group •	378,139	6,356
Navigant Consulting •	322,864	3,177
Old Dominion Freight Line •	145,704	5,745
Orbital Sciences •	513,807	7,522
Regal-Beloit	193,366	11,762
Tetra Tech •	262,475	5,504
United Rentals ▼ •	339,660	4,477

		117,574

Information Technology — 18.2%
Advanced Analogic Technologies ▼ • ♦	2,379,893	7,592
AsiaInfo Holdings ▼ •	303,489	6,191
Aviat Networks •	1,212,861	4,900
CommVault Systems ▼ •	433,563	8,030
Entropic Communications ▼ •	845,314	6,619
International Rectifier ▼ •	357,676	6,985
Kenexa •	703,140	8,459
Mellanox Technologies ▼ •	455,418	7,587
Polycom ▼ •	232,562	6,902
Progress Software •	463,385	13,855
Smith Micro Software ▼ •	889,693	8,746
SPS Commerce ▼ •	241,748	2,572
STEC ▼ •	422,535	6,592
Taleo, Class A ▼ •	306,869	7,549
Tessera Technologies •	523,519	8,889
TTM Technologies ▼ •	719,420	7,374
ValueClick ▼ •	423,399	4,636
Vocus •	408,462	6,654

		130,132

Materials — 4.9%
Arch Chemicals	180,707	6,193

DESCRIPTION	SHARES	FAIR VALUE >

Buckeye Technologies •	285,217	3,237
Louisiana-Pacific •	1,106,083	8,052
Rock-Tenn, Class A ▼	102,633	5,462
Schnitzer Steel Industries, Class A	169,221	7,754
Thompson Creek Metals ▼ •	496,728	4,620

		35,318

Telecommunication Services — 0.8%
Cogent Communications Group ▼ •	620,646	5,350

Utilities — 0.9%
NSTAR ▼	164,118	6,099

Total Common Stocks (Cost $690,327)		704,178

Warrants — 0.0%
Lantronix, Warrants • ∞ ☐• (Cost $0)	5,143	—

Short-Term Investment — 1.9%
First American Prime Obligations Fund, Class Z 0.132% Å Ω
(Cost $13,658)	13,658,267	13,658

Investment Purchased with Proceeds from Securities Lending — 34.7%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $247,172)	247,171,731	247,172

Total Investments ▲ — 135.4% (Cost $951,157)		965,008

Other Assets and Liabilities, Net — (35.4)%		(252,416)

Total Net Assets — 100.0%		$712,592

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held internally fair valued securities disclosed in footnote ☐• .

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $235,714 at July 31, 2010.

•	Non-income producing security.

∞	Security considered illiquid. As of July 31, 2010, the fair value of the fund’s investments in securities considered to be illiquid was $4,214 or 0.6% of total net assets. Information concerning the illiquid securities is as follows:

Issuer	Dates Acquired	Cost Basis
1-800-Flowers.com, Class A	6/07 - 3/10	$13,489
Lantronix Warrants	6/08	$—

♦	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine-month period ended July 31, 2010 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Fair Value

Advanced Analogic Technologies	$12,299	$684	$—	$12,983	$—	2,379,893	$7,592

☐•	Security is internally fair valued. As of July 31, 2010, the value of this investment was $0 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $951,157. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$87,581
Gross unrealized depreciation	(73,730)

Net unrealized appreciation	$13,851

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$704,178	$—	$—	$704,178
Warrants	—	—	—	—
Short-Term Investment	13,658	—	—	13,658
Investment Purchased with Proceeds from Securities Lending	247,172	—	—	247,172

Total Investments	$965,008	$—	$—	$965,008

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Small Cap Value Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 98.2%
Consumer Discretionary — 12.5%
America’s Car-Mart ▼ •	67,346	$1,568
Bally Technologies •	50,859	1,643
Coinstar ▼ •	43,512	1,980
Core-Mark Holding ▼ •	77,881	2,377
Domino’s Pizza •	94,298	1,206
Group 1 Automotive ▼ •	83,306	2,309
Jones Apparel Group	125,741	2,193
Kirkland’s •	99,641	1,680
OfficeMax ▼ •	160,334	2,291
Polaris Industries ▼	34,443	2,056
Ryland Group ▼	103,728	1,693
Sally Beauty Holdings ▼ •	281,343	2,662
Tenneco ▼ •	74,470	2,055

		25,713

Consumer Staples — 1.0%
Spartan Stores ▼	143,926	2,067

Energy — 7.2%
Berry Petroleum, Class A ▼	105,819	3,156
Complete Production Services ▼ •	97,517	1,877
Matrix Service •	190,821	1,849
Natural Gas Services Group •	99,491	1,647
Oil States International •	35,054	1,610
Penn Virginia ▼	66,483	1,263
SM Energy	44,066	1,825
Swift Energy ▼ •	61,551	1,596

		14,823

Financials — 31.9%
Affiliated Managers Group ▼ •	45,631	3,232
Alexandria Real Estate Equities — REIT ▼	31,573	2,228
American Campus Communities — REIT ▼	72,343	2,094
Apollo Investment ▼	277,018	2,798
Bank of the Ozarks ▼	48,756	1,826
Brandywine Realty Trust — REIT	236,841	2,691
Cardtronics ▼ •	132,599	1,717
Cedar Shopping Centers — REIT	312,456	1,937
CNO Financial Group ▼ •	394,882	2,121
Cogdell Spencer — REIT	297,873	2,213
Community Bank System ▼	117,029	2,897
Delphi Financial Group, Class A ▼	117,921	3,060
DiamondRock Hospitality — REIT	348,305	3,232
East West Bancorp	178,057	2,776
First Midwest Bancorp ▼	214,701	2,701
FirstMerit ▼	182,500	3,597
FPIC Insurance Group •	65,272	1,929
Heartland Financial USA ▼	98,832	1,745
Home Properties — REIT ▼	52,631	2,614
IBERIABANK ▼	43,232	2,246
MGIC Investment ▼ •	204,633	1,758
Mission West Properties — REIT	235,967	1,666
Piper Jaffray Companies •	65,512	2,043
Presidential Life	101,095	992
SeaBright Insurance Holdings	109,213	894
Texas Capital Bancshares ▼ •	130,217	2,173
U-Store-It Trust — REIT	322,691	2,604
Whitney Holding ▼	97,503	792
WSFS Financial	78,602	2,987

		65,563

Healthcare — 4.4%
BioScrip •	241,598	1,027
Greatbatch ▼ •	72,274	1,632
Hanger Orthopedic Group •	121,364	2,081
ICON — ADR •	42,496	1,003
LHC Group ▼ •	74,344	1,709
MEDNAX •	34,341	1,619

		9,071

Industrials — 18.0%
Actuant, Class A	53,368	1,100
Altra Holdings •	171,141	2,482
Atlas Air Worldwide Holdings ▼ •	61,248	3,582

DESCRIPTION	SHARES	FAIR VALUE >

Brady, Class A	87,149	2,424
Douglas Dynamics •	118,373	1,403
EMCOR Group •	105,024	2,732
Ennis	100,739	1,704
GrafTech International •	203,673	3,194
Horizon Lines, Class A ▼	297,398	1,380
Interface, Class A	226,970	2,821
Old Dominion Freight Line ▼ •	66,751	2,632
PHH ▼ •	106,316	2,117
Regal-Beloit	24,913	1,515
SFN Group •	325,419	2,437
Sterling Construction •	200,659	2,486
Triumph Group	38,747	2,941

		36,950

Information Technology — 13.0%
Amkor Technology ▼ •	305,671	1,764
Bottomline Technologies •	106,178	1,505
CACI International, Class A •	20,367	958
Kenexa •	93,920	1,130
MKS Instruments •	99,505	2,135
Perficient •	238,093	2,059
Plantronics	70,467	2,112
PMC-Sierra •	238,023	1,928
Polycom ▼ •	76,470	2,270
Progress Software •	64,215	1,920
Rogers •	72,970	2,258
TTM Technologies ▼ •	335,809	3,442
United Online ▼	315,960	1,997
Virtusa •	113,927	1,214

		26,692

Materials — 5.4%
Arch Chemicals	55,726	1,910
Buckeye Technologies •	218,267	2,477
Commercial Metals ▼	124,745	1,795
Kraton Performance Polymers ▼ •	96,568	2,266
Minerals Technologies	28,794	1,502
Rockwood Holdings ▼ •	42,532	1,242

		11,192

Telecommunication Services — 1.4%
NTELOS Holdings ▼	73,208	1,370
PAETEC Holding •	367,844	1,445

		2,815

Utilities — 3.4%
Atmos Energy	71,119	2,062
El Paso Electric •	130,785	2,812
Unitil ▼	93,777	2,049

		6,923

Total Common Stocks (Cost $193,865)		201,809

Exchange-Traded Funds — 1.1%
SPDR S&P Metals & Mining ▼	26,466	1,321
SPDR S&P Biotech ▼	15,946	874

Total Exchange-Traded Funds (Cost $2,529)		2,195

Short-Term Investment — 1.5%
First American Prime Obligations Fund, Class Z 0.132% Å Ω (Cost $3,192)	3,192,243	3,192

Investment Purchased with Proceeds from Securities Lending — 30.5%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $62,581)	62,581,174	62,581

Total Investments ▲ — 131.3% (Cost $262,167)		269,777

Other Assets and Liabilities, Net — (31.3)%		(64,278)

Total Net Assets — 100.0%		$205,499

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $60,225 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $262,167. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$26,334
Gross unrealized depreciation	(18,724)

Net unrealized appreciation	$7,610

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$201,809	$—	$—	$201,809
Exchange-Traded Funds	2,195	—	—	2,195
Short-Term Investment	3,192	—	—	3,192
Investment Purchased with Proceeds from Securities Lending	62,581	—	—	62,581

Total Investments	$269,777	$—	$—	$269,777

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
Equity Index Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 92.4%
Consumer Discretionary — 9.5%
Abercrombie & Fitch, Class A ▼	7,025	$260
Amazon.com ▼ •	27,330	3,221
Apollo Group, Class A ▼ •	9,880	456
AutoNation ▼ •	7,099	173
AutoZone ▼ •	2,510	531
Bed Bath & Beyond ▼ •	21,807	826
Best Buy ▼	27,551	955
Big Lots •	7,113	244
CarMax ▼ •	11,726	247
Carnival ▼	34,477	1,196
CBS, Class B ▼	56,117	829
Coach	24,299	898
Comcast, Class A ▼	224,712	4,375
D.R. Horton ▼	22,046	243
Darden Restaurants	11,196	469
DeVry	5,408	291
DIRECTV, Class A •	72,377	2,690
Discovery Communications, Class A ▼ •	23,379	903
Eastman Kodak ▼ •	21,397	85
Expedia ▼	16,514	375
Family Dollar Stores	10,758	445
Ford Motor ▼ •	271,298	3,464
Fortune Brands	12,131	533
GameStop, Class A ▼ •	12,171	244
Gannett	21,468	283
Gap	35,751	647
Genuine Parts	12,647	542
Goodyear Tire & Rubber •	20,344	217
H&R Block	26,219	411
Harley-Davidson ▼	18,752	511
Harman International Industries •	5,537	168
Hasbro	10,426	439
Home Depot	133,823	3,815
International Game Technology	23,741	362
Interpublic Group of Companies ▼ •	38,968	356
J.C. Penney	18,813	463
Johnson Controls ▼	53,574	1,544
Kohl’s •	24,522	1,169
Leggett & Platt	11,793	246
Lennar ▼	12,960	191
Limited Brands	21,495	551
Lowe’s	113,820	2,361
Macy’s ▼	33,616	627
Marriott International, Class A ▼	20,432	693
Mattel	29,047	615
McDonald’s	85,640	5,971
McGraw-Hill	27,095	832
New York Times, Class A ▼ •	10,013	88
Newell Rubbermaid ▼	22,155	343
News, Class A ▼	179,491	2,342
Nike, Class B ▼	30,945	2,280
Nordstrom	13,260	451
Office Depot ▼ •	21,940	95
Omnicom Group	24,445	911
O’Reilly Automotive •	9,877	487
Polo Ralph Lauren	4,924	389
Priceline.com ▼ •	3,779	848
Pulte Homes ▼ •	25,289	222
RadioShack	9,985	215
Ross Stores ▼	10,314	543
Scripps Networks Interactive, Class A	6,326	270
Sears Holdings •	4,117	292
Sherwin-Williams	7,340	508
Stanley Black & Decker	12,773	742
Staples ▼	58,130	1,182
Starbucks	59,339	1,475
Starwood Hotels & Resorts Worldwide ▼	15,092	731
Target	58,652	3,011
Tiffany & Company ▼	10,838	456
Time Warner	90,765	2,855
Time Warner Cable ▼	29,319	1,676
TJX	32,491	1,349
Urban Outfitters ▼ •	9,216	296
VF	7,015	556
Viacom, Class B	48,372	1,598
Walt Disney ▼	155,978	5,254
Washington Post, Class B	110	46
Whirlpool ▼	5,982	498
Wyndham Worldwide ▼	14,333	366
Wynn Resorts ▼	5,499	482
Yum! Brands	37,226	1,537

		81,361

DESCRIPTION	SHARES	FAIR VALUE >

Consumer Staples — 10.5%
Altria Group	164,654	3,649
Archer-Daniels-Midland	51,212	1,401
Avon Products	34,118	1,062
Brown-Forman, Class B ▼	8,475	536
Campbell Soup	15,158	544
Clorox	11,217	728
Coca-Cola	183,731	10,124
Coca-Cola Enterprises	25,904	743
Colgate-Palmolive	39,060	3,085
ConAgra Foods	35,484	833
Constellation Brands, Class A •	15,276	261
Costco Wholesale	35,118	1,992
CVS Caremark	108,379	3,326
Dean Foods •	14,455	166
Dr. Pepper Snapple Group	19,567	735
Estee Lauder, Class A ▼	9,412	586
General Mills ▼	52,845	1,807
H.J. Heinz	25,185	1,120
Hershey ▼	13,211	621
Hormel Foods ▼	4,374	188
JM Smucker	10,852	667
Kellogg ▼	20,327	1,017
Kimberly-Clark	32,969	2,114
Kraft Foods, Class A	138,831	4,056
Kroger	51,464	1,090
Lorillard ▼	12,173	928
McCormick	11,860	466
Mead Johnson Nutrition	13,957	742
Molson Coors Brewing, Class B	12,566	566
PepsiCo	128,435	8,336
Philip Morris International ▼	147,482	7,528
Procter & Gamble	229,354	14,027
Reynolds American	13,463	778
Safeway ▼	31,481	647
Sara Lee ▼	52,663	779
SUPERVALU ▼	16,957	191
Sysco	47,113	1,459
Tyson Foods, Class A	24,317	426
Walgreen	77,921	2,225
Wal-Mart Stores	165,442	8,468
Whole Foods Market ▼ •	12,739	484

		90,501

Energy — 10.0%
Anadarko Petroleum	39,401	1,937
Apache ▼	26,859	2,567
Baker Hughes	34,169	1,649
Cabot Oil & Gas	9,342	285
Cameron International ▼ •	19,448	770
Chesapeake Energy ▼	51,838	1,090
Chevron	159,967	12,191
ConocoPhillips	118,528	6,545
CONSOL Energy ▼	17,976	674
Denbury Resources ▼ •	27,777	440
Devon Energy	35,591	2,224
Diamond Offshore Drilling	5,535	329
El Paso	56,045	690
EOG Resources ▼	20,161	1,966
Exxon Mobil	407,124	24,297
FMC Technologies ▼ •	9,848	623
Halliburton	72,096	2,154
Helmerich & Payne ▼	8,648	351
Hess	23,272	1,247
Marathon Oil ▼	56,504	1,890
Massey Energy ▼	8,200	251
Murphy Oil ▼	15,858	868
Nabors Industries •	22,713	418
National-Oilwell Varco ▼	33,371	1,307
Noble Energy ▼	13,906	933
Occidental Petroleum	64,680	5,041
Peabody Energy	21,407	967
Pioneer Natural Resources ▼	9,232	535
QEP Resources ▼ •	13,945	480
Range Resources	12,696	471
Rowan •	9,112	230
Schlumberger ▼	94,994	5,668
Smith International	19,791	821
Southwestern Energy ▼ •	27,570	1,005
Spectra Energy	52,754	1,097
Sunoco ▼	10,527	375
Tesoro ▼	11,247	145
Valero Energy	45,106	766
Williams	46,531	903

		86,200

Financials — 15.2%
ACE	18,039	958
Aflac	37,395	1,839

DESCRIPTION	SHARES	FAIR VALUE >

Allstate	42,838	1,210
American Express	95,667	4,271
American International Group ▼ •	10,756	414
Ameriprise Financial ▼	20,369	863
AON	21,117	795
Apartment Investment & Management, Class A — REIT	9,304	200
Assurant	8,634	322
AvalonBay Communities — REIT ▼	6,608	694
Bank of America	799,015	11,218
Bank of New York Mellon	96,598	2,422
BB&T ▼	55,118	1,369
Berkshire Hathaway, Class B •	131,833	10,298
Boston Properties — REIT	11,072	907
Capital One Financial	36,358	1,539
CB Richard Ellis Group ▼ •	21,526	366
Charles Schwab ▼	77,941	1,153
Chubb	26,024	1,370
Cincinnati Financial ▼	12,980	358
Citigroup •	1,800,188	7,381
CME Group	5,231	1,458
Comerica ▼	14,043	539
Discover Financial Services	43,310	661
E*TRADE Financial ▼ •	15,771	231
Equity Residential Properties Trust — REIT	22,533	1,033
Federated Investors, Class B	7,070	150
Fifth Third Bancorp	63,299	805
First Horizon National ▼ •	15,715	180
Franklin Resources	11,769	1,184
Genworth Financial, Class A •	38,950	529
Goldman Sachs Group ▼	40,998	6,183
Hartford Financial Services Group	35,368	828
HCP — REIT ▼	23,411	830
Health Care — REIT	8,504	385
Host Hotels & Resorts — REIT	52,418	752
Hudson City Bancorp	37,744	468
Huntington Bancshares	57,068	346
IntercontinentalExchange •	5,889	622
Invesco	37,231	727
Janus Capital Group ▼	14,632	153
JPMorgan Chase	316,860	12,764
KeyCorp	70,015	592
Kimco Realty — REIT	32,303	487
Legg Mason	13,113	379
Leucadia National ▼ •	15,114	334
Lincoln National	24,089	627
Loew’s	27,996	1,040
M&T Bank ▼	6,627	579
Marsh & McLennan	43,103	1,014
Marshall & Ilsley	41,989	295
MetLife ▼	65,317	2,747
Moody’s ▼	15,666	369
Morgan Stanley	111,321	3,005
NASDAQ OMX Group •	12,375	241
Northern Trust	19,260	905
NYSE Euronext	20,786	602
Peoples United Financial	28,592	396
Plum Creek Timber — REIT ▼	12,979	466
PNC Financial Services Group ▼	41,894	2,488
Principal Financial Group	25,463	652
Progressive	53,391	1,049
ProLogis — REIT	37,954	412
Prudential Financial	37,112	2,126
Public Storage — REIT	10,820	1,062
Regions Financial	94,968	696
Simon Property Group — REIT	23,308	2,080
SLM ▼ •	38,685	464
State Street	39,956	1,555
SunTrust Banks ▼	39,810	1,033
T. Rowe Price Group ▼	20,671	997
Torchmark	6,536	347
Travelers	39,448	1,990
U.S. Bancorp y	152,660	3,649
Unum Group	26,505	605
Ventas — REIT	13,553	687
Vornado Realty Trust — REIT	12,604	1,043
Wells Fargo	414,932	11,505
XL Group	27,244	483
Zions Bancorporation	12,763	283

		130,059

Healthcare — 10.5%
Abbott Laboratories	122,929	6,033
Aetna ▼	33,839	942
Allergan	24,490	1,495
AmerisourceBergen	22,499	674
Amgen •	76,290	4,161
Baxter International	47,502	2,079
Becton, Dickinson & Company	18,582	1,278
Biogen Idec •	21,264	1,188

DESCRIPTION	SHARES	FAIR VALUE >

Boston Scientific •	120,758	676
Bristol-Myers Squibb	136,953	3,413
C.R. Bard	7,573	595
Cardinal Health	28,836	931
CareFusion •	15,260	322
Celgene ▼ •	36,703	2,024
Cephalon ▼ •	5,989	340
Cerner ▼ •	2,808	217
CIGNA ▼	22,034	678
Coventry Health Care ▼ •	11,782	234
DaVita ▼ •	8,799	504
DENTSPLY International	9,822	295
Eli Lilly	80,539	2,867
Express Scripts ▼ •	43,649	1,972
Forest Laboratories •	24,083	668
Genzyme •	21,254	1,478
Gilead Sciences •	70,872	2,361
Hospira •	13,211	688
Humana ▼ •	13,555	637
Intuitive Surgical ▼ •	3,176	1,043
Johnson & Johnson	219,651	12,760
King Pharmaceuticals ▼ •	19,881	174
Laboratory Corporation of America ▼ •	8,282	604
Life Technologies •	14,721	633
McKesson	21,614	1,358
Medco Health Solutions ▼ •	36,384	1,746
Medtronic	87,726	3,243
Merck ▼	248,335	8,558
Mylan ▼ •	24,596	428
Patterson Companies	8,161	218
PerkinElmer	9,383	183
Pfizer	642,380	9,636
Quest Diagnostics	12,037	566
St. Jude Medical ▼ •	26,024	957
Stryker	22,118	1,030
Tenet Healthcare ▼ •	37,267	171
Thermo Fisher Scientific •	32,684	1,466
UnitedHealth Group	90,524	2,757
Varian Medical Systems ▼ •	9,838	543
Waters ▼ •	8,015	514
Watson Pharmaceuticals •	8,531	346
WellPoint •	34,021	1,726
Zimmer Holdings •	16,152	856

		90,266

Industrials — 9.9%
3M	56,788	4,858
Avery Dennison ▼	8,795	315
Boeing	60,449	4,119
C.H. Robinson Worldwide ▼	13,212	861
Caterpillar ▼	49,994	3,486
Cintas ▼	10,471	277
CSX	30,997	1,634
Cummins ▼	15,975	1,272
Danaher	41,885	1,609
Deere & Company	33,833	2,255
Dover	13,819	663
Dun & Bradstreet	4,404	301
Eaton	12,616	990
Emerson Electric	59,982	2,971
Equifax	11,403	357
Expeditors International of Washington	16,955	723
Fastenal ▼	11,293	554
FedEx ▼	24,943	2,059
First Solar •	3,872	486
Flowserve	4,465	443
Fluor	14,235	687
General Dynamics	30,720	1,882
General Electric	850,270	13,706
Goodrich ▼	9,970	727
Honeywell International	61,019	2,615
Illinois Tool Works	30,813	1,340
Iron Mountain ▼	15,595	369
ITT ▼	14,613	689
Jacobs Engineering Group ▼ •	9,956	364
L-3 Communications Holdings	9,217	673
Lockheed Martin	24,818	1,865
Masco	28,566	294
Norfolk Southern	29,470	1,658
Northrop Grumman ▼	23,987	1,407
Paccar ▼	29,060	1,332
Pall	9,310	356
Parker Hannifin	12,824	797
Pitney Bowes	14,345	350
Precision Castparts ▼	11,324	1,384
Quanta Services ▼ •	16,798	361
R.R. Donnelley & Sons	19,619	331
Raytheon ▼	30,347	1,404
Republic Services ▼	25,848	824

DESCRIPTION	SHARES	FAIR VALUE >

Robert Half International ▼	11,948	301
Rockwell Automation ▼	11,356	615
Rockwell Collins ▼	12,535	717
Roper Industries	6,892	431
Ryder System ▼	4,220	184
Snap-On	4,605	206
Southwest Airlines ▼	59,287	714
Stericycle ▼ •	6,739	425
Textron ▼	21,766	452
Union Pacific	40,307	3,010
United Parcel Service, Class B	78,881	5,127
United Technologies	74,309	5,283
W.W. Grainger ▼	4,935	553
Waste Management ▼	38,173	1,296

		84,962

Information Technology — 17.4%
Adobe Systems •	41,924	1,204
Advanced Micro Devices ▼ •	45,047	337
Agilent Technologies •	27,720	774
Akamai Technologies ▼ •	13,708	526
Altera	24,023	666
Amphenol, Class A	13,821	619
Analog Devices	23,730	705
AOL •	0.273	—
Apple •	72,466	18,641
Applied Materials	106,976	1,262
Autodesk ▼ •	18,275	540
Automatic Data Processing	40,058	1,653
BMC Software •	14,457	514
Broadcom, Class A ▼	34,394	1,239
CA	31,103	608
Cisco Systems •	454,832	10,493
Citrix Systems •	14,792	814
Cognizant Technology Solutions, Class A •	25,608	1,397
Computer Sciences	13,221	599
Compuware •	17,920	147
Corning	124,298	2,253
Dell •	137,230	1,817
eBay •	90,555	1,894
Electronic Arts •	26,108	416
EMC •	163,707	3,240
Fidelity National Information Services ▼	19,256	552
Fiserv ▼ •	14,307	717
FLIR Systems •	12,944	385
Google, Class A •	19,277	9,346
Harris	10,813	482
Hewlett-Packard	185,918	8,560
IBM	102,125	13,113
Intel	443,113	9,129
Intuit ▼ •	26,600	1,057
Jabil Circuit	15,430	224
JDS Uniphase •	20,385	221
Juniper Networks ▼ •	41,902	1,164
KLA-Tencor	13,539	429
Lexmark International, Class A ▼ •	6,251	230
Linear Technology ▼	17,850	569
LSI Logic •	52,054	210
MasterCard, Class A	7,710	1,619
McAfee •	12,425	411
MEMC Electronic Materials ▼ •	18,111	173
Microchip Technology ▼	14,776	450
Micron Technology ▼ •	68,034	495
Microsoft	607,212	15,673
Molex ▼	10,810	213
Monster Worldwide •	10,044	138
Motorola •	185,088	1,386
National Semiconductor	18,151	250
NetApp ▼ •	27,447	1,161
Novell •	27,863	168
Novellus Systems •	7,471	200
NVIDIA ▼ •	45,570	419
Oracle	311,778	7,370
Paychex	25,760	670
QLogic •	10,538	168
QUALCOMM	130,637	4,975
Red Hat ▼ •	13,987	450
SAIC •	23,302	388
Salesforce.com ▼ •	9,012	892
SanDisk •	18,315	800
Symantec •	63,622	825
Tellabs	30,682	214
Teradata •	14,349	456
Teradyne ▼ •	14,355	154
Texas Instruments	97,337	2,403
Total System Services ▼	10,682	159
VeriSign •	14,534	409
Visa, Class A	36,043	2,644
Western Digital •	18,251	482

DESCRIPTION	SHARES	FAIR VALUE >

Western Union	53,530	869
Xerox	109,825	1,070
Xilinx	21,809	609
Yahoo! •	93,759	1,301

		148,810

Materials — 3.2%
Air Products & Chemicals	18,056	1,311
Airgas	6,647	434
AK Steel	8,752	122
Alcoa	81,313	908
Allegheny Technologies ▼	7,847	374
Ball	7,354	428
Bemis	8,685	260
CF Industries Holdings	5,097	414
Cliffs Natural Resources	10,786	610
Dow Chemical ▼	91,976	2,514
E.I. Du Pont de Nemours	72,157	2,934
Eastman Chemical ▼	6,490	407
Ecolab ▼	16,649	814
FMC ▼	5,449	341
Freeport-McMoRan Copper & Gold	37,569	2,688
International Flavors & Fragrances	5,894	267
International Paper	34,770	842
MeadWestvaco	13,976	335
Monsanto	43,448	2,513
Newmont Mining	38,902	2,175
Nucor	25,096	982
Owens-Illinois •	13,137	363
Pactiv •	10,584	322
PPG Industries	13,246	920
Praxair	24,365	2,115
Sealed Air	12,700	275
Sigma-Aldrich	9,981	560
Titanium Metals •	6,720	149
United States Steel	11,418	506
Vulcan Materials ▼	10,169	460
Weyerhaeuser ▼	16,851	273

		27,616

Telecommunication Services — 2.8%
American Tower, Class A •	32,145	1,487
AT&T	470,587	12,207
CenturyTel ▼	23,925	852
Frontier Communications	78,912	603
MetroPCS Communications •	22,513	201
Qwest Communications International ▼	118,914	673
Sprint Nextel •	237,406	1,085
Verizon Communications	225,119	6,542
Windstream	38,474	439

		24,089

Utilities — 3.4%
AES •	60,189	620
Allegheny Energy ▼	13,505	308
Ameren	19,213	487
American Electric Power	38,359	1,380
CenterPoint Energy	32,511	463
CMS Energy	18,309	291
Consolidated Edison ▼	22,456	1,036
Constellation Energy Group	16,061	508
Dominion Resources	47,470	1,992
DTE Energy	14,569	673
Duke Energy ▼	104,578	1,788
Edison International	25,947	860
Entergy	15,076	1,169
EQT	12,044	442
Exelon	52,608	2,201
FirstEnergy	24,277	915
Integrys Energy Group ▼	6,479	307
NextEra Energy ▼	33,025	1,727
Nicor ▼	3,605	158
NiSource	24,709	408
Northeast Utilities	14,450	402
NRG Energy ▼ •	17,027	386
ONEOK	3,934	183
Pepco Holdings ▼	18,933	320
PG&E	29,653	1,317
Pinnacle West Capital	8,968	342
PPL	32,629	890
Progress Energy	22,871	963
Public Service Enterprise Group ▼	40,293	1,325
SCANA ▼	8,115	311
Sempra Energy	19,714	981
Southern	65,665	2,321
TECO Energy ▼	18,857	308
Wisconsin Energy	9,316	506
Xcel Energy ▼	36,599	805

		29,093

Total Common Stocks (Cost $571,944)		792,957

DESCRIPTION	SHARES	FAIR VALUE >

Short-Term Investments — 7.6%
Money Market Fund — 6.9%
First American Prime Obligations Fund 1.320% Å Ω	59,126,252	59,126

	PAR

U.S. Treasury Obligation — 0.7%
U.S. Treasury Bill 0.149%, 11/04/2010 ☐	$6,400	6,398

Total Short-Term Investments (Cost $65,523)		65,524

	SHARES

Investment Purchased with Proceeds from Securities Lending — 15.8%
Mount Vernon Securities Lending Prime Portfolio, 0.291% Ω † (Cost $135,877)	135,877,037	135,877

Total Investments ▲ — 115.8% (Cost $773,344)		994,358

Other Assets and Liabilities, Net — (15.8)%		(136,113)

Total Net Assets — 100.0%		$858,245

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $131,359 at July 31, 2010.

•	Non-income producing security.

y	Investment in affiliated security. FAF Advisors, Inc., which serves as the fund’s advisor, is a subsidiary of U.S. Bank, National Association, which is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine-month period ended July 31, 2010 were as follows:

		Purchase			Dividend
Issuer	Beginning Cost	Cost	Sales Cost	Ending Cost	Income	Shares	Fair Value

U.S. Bancorp	$4,412	$—	$1,087	$3,325	$27	152,660	$3,649

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $773,344. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$315,663
Gross unrealized depreciation	(94,649)

Net unrealized appreciation	$221,014

REIT — Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation

S&P 500 Futures	September 2010	234	$64,251	$1,781

As of July 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Fair Value
Equity Contracts	$1,781

Balance as of July 31, 2010	$1,781

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of July 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$792,957	$—	$—	$792,957
Short-Term Investments	59,126	6,398		65,524
Investment Purchased with Proceeds from Securities Lending	135,877	—		135,877

Total Investments	$987,960	$6,398	$—	$994,358

As of July 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Appreciation

Futures	$1,781	$—	—	$1,781

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Mid Cap Index Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 91.2%
Consumer Discretionary — 12.6%
99 Cents Only Stores ▼ •	10,438	$174
Aaron’s ▼	19,299	350
Advance Auto Parts	22,374	1,198
Aeropostale ▼ •	22,817	649
American Eagle Outfitters ▼	49,188	606
American Greetings, Class A	9,876	202
AnnTaylor Stores •	13,928	244
Bally Technologies •	12,982	419
Barnes & Noble ▼	9,358	121
Bob Evans Farms	7,832	205
BorgWarner •	27,669	1,214
Boyd Gaming •	13,055	110
Brinker International ▼	23,993	377
Burger King Holdings	20,556	355
Career Education ▼ •	16,364	400
Cheesecake Factory •	14,269	334
Chico’s FAS ▼	42,186	395
Chipotle Mexican Grill, Class A •	7,504	1,110
Coldwater Creek ▼ •	13,734	54
Collective Brands ▼ •	15,194	243
Corinthian Colleges ▼ •	20,662	188
Dick’s Sporting Goods •	21,763	573
Dollar Tree •	30,681	1,360
DreamWorks Animation, Class A ▼ •	17,893	558
Dress Barn ▼ •	14,194	351
Foot Locker	37,101	504
Fossil •	11,248	445
Gentex	32,947	635
Guess? ▼	13,677	488
Hanesbrands •	22,471	563
Harte-Hanks	11,303	128
International Speedway, Class A	7,194	186
ITT Educational Services ▼ •	7,160	578
J. Crew Group •	13,201	470
John Wiley & Sons, Class A	10,148	400
KB HOME ▼	17,545	200
Lamar Advertising, Class A •	12,623	345
Life Time Fitness ▼ •	9,887	360
LKQ •	33,387	660
M.D.C. Holdings ▼	8,911	260
Matthews International, Class A	7,196	260
Mohawk Industries •	13,314	651
Netflix ▼ •	10,280	1,054
NVR ▼ •	1,420	890
Panera Bread, Class A ▼ •	7,400	579
PetSmart	29,655	921
Phillips-Van Heusen	13,526	702
Regis ▼	13,545	206
Rent-A-Center ▼ •	15,664	344
Ryland Group ▼	10,391	170
Saks ▼ •	37,306	306
Scholastic	6,043	153
Scientific Games, Class A •	15,599	165
Service International ▼	59,537	507
Sotheby’s Holdings, Class A ▼	15,867	431
Strayer Education ▼	3,320	795
Thor Industries	9,274	258
Timberland, Class A •	11,008	194
Toll Brothers ▼ •	33,238	577
Tractor Supply	7,068	491
Tupperware	14,938	588
Under Armour, Class A ▼ •	8,946	336
Warnaco Group •	10,645	445
Wendy’s/Arby’s Group, Class A	89,309	389
Williams-Sonoma	25,078	670
WMS Industries •	12,531	483

		30,577

Consumer Staples — 3.6%
Alberto-Culver	19,879	582
BJ’s Wholesale Club •	13,167	600
Church & Dwight	16,675	1,105
Corn Products International	17,705	590
Energizer Holdings •	16,462	1,013

DESCRIPTION	SHARES	FAIR VALUE >

Flowers Foods ▼	18,378	445
Green Mountain Coffee Roasters ▼ •	24,771	763
Hansen Natural •	17,197	720
Lancaster Colony ▼	4,767	247
NBTY •	14,675	791
Ralcorp Holdings •	13,426	784
Ruddick ▼	9,669	343
Smithfield Foods ▼ •	33,405	476
Tootsie Roll Industries ▼	6,533	165
Universal ▼	5,936	263

		8,887

Energy — 5.4%
Arch Coal	38,536	913
Atwood Oceanics •	13,421	365
Bill Barrett •	9,164	324
Cimarex Energy	19,882	1,369
Comstock Resources •	11,157	282
Exterran Holdings ▼ •	14,950	399
Forest Oil ▼ •	26,662	762
Frontier Oil ▼	24,826	305
Helix Energy Solutions Group •	21,787	205
Mariner Energy ▼ •	24,440	584
Newfield Exploration •	31,510	1,685
Oceaneering International •	13,056	646
Overseas Shipholding Group ▼	6,257	245
Patriot Coal ▼ •	17,984	217
Patterson-UTI Energy	36,436	599
Plains Exploration & Production •	33,174	748
Pride International •	41,433	986
Quicksilver Resources •	28,528	359
Southern Union	32,221	727
Superior Energy Services •	18,605	424
Tidewater ▼	12,066	494
Unit •	9,580	392

		13,030

Financials — 19.0%
Affiliated Managers Group ▼ •	10,539	746
Alexandria Real Estate Equities — REIT ▼	10,489	740
AMB Property — REIT	39,820	994
American Financial Group	18,719	552
AmeriCredit •	23,299	562
Apollo Investment	45,535	460
Arthur J. Gallagher	22,611	575
Associated Banc ▼	40,909	556
Astoria Financial	19,336	256
BancorpSouth ▼	17,409	255
Bank of Hawaii	11,662	581
BRE Properties — REIT	14,810	615
Brown & Brown	27,108	543
Camden Property Trust — REIT	15,592	710
Cathay General Bancorp ▼	18,613	219
City National ▼	10,255	581
Commerce Bancshares	18,043	706
Corporate Office Properties Trust — REIT	13,761	516
Cousins Properties — REIT	24,264	166
Cullen/Frost Bankers	14,155	781
Duke Realty — REIT ▼	58,547	700
Eaton Vance	27,860	835
Equity One — REIT	8,280	141
Essex Property Trust — REIT ▼	6,830	718
Everest Re Group	13,951	1,083
Federal Realty Investment Trust — REIT ▼	15,291	1,196
Fidelity National Financial, Class A	54,702	808
First American Financial	23,790	351
First Niagara Financial Group	49,754	667
FirstMerit ▼	24,586	485
Fulton Financial	47,015	428
Greenhill & Company ▼	4,863	331
Hanover Insurance Group	12,064	529
HCC Insurance Holdings	26,637	696
Highwoods Properties — REIT	16,952	531
Hospitality Properties Trust — REIT	29,221	598
International Bancshares	12,295	213
Jefferies Group ▼	29,058	717
Jones Lang LaSalle ▼	9,909	767
Liberty Property Trust — REIT	26,815	850
Macerich — REIT ▼	30,967	1,284
Mack-Cali Realty — REIT	18,580	599
Mercury General	8,444	364

DESCRIPTION	SHARES	FAIR VALUE >

MSCI, Class A •	26,435	853
Nationwide Health Properties — REIT	27,811	1,041
New York Community Bancorp ▼	102,604	1,771
NewAlliance Bancshares	25,329	308
Old Republic International	57,065	714
OMEGA Healthcare Investors — REIT ▼	22,017	484
PacWest Bancorp ▼	7,058	148
Potlatch — REIT ▼	9,428	349
Prosperity Bancshares ▼	10,980	372
Protective Life	20,299	456
Raymond James Financial	23,432	625
Rayonier — REIT	17,805	869
Realty Income — REIT ▼	24,727	793
Regency Centers — REIT ▼	19,045	719
Reinsurance Group of America	17,319	831
SEI Investments	30,814	591
Senior Housing Properties Trust — REIT	30,117	679
SL Green Realty — REIT ▼	18,579	1,119
StanCorp Financial Group	11,659	439
SVB Financial Group ▼ •	9,719	420
Synovus Financial ▼	185,425	486
TCF Financial ▼	26,502	420
Transatlantic Holdings	14,418	689
Trustmark ▼	13,098	288
UDR — REIT ▼	38,400	811
Unitrin	11,840	329
Valley National Bancorp ▼	36,400	528
W.R. Berkley ▼	32,660	882
Waddell & Reed Financial, Class A	20,461	488
Washington Federal	25,866	450
Webster Financial	15,785	294
Weingarten Realty Investors — REIT ▼	24,763	524
Westamerica Bancorporation ▼	6,848	368
Wilmington Trust ▼	20,885	212

		46,355

Healthcare — 10.3%
Affymetrix ▼ •	16,793	82
Beckman Coulter	16,259	745
Bio-Rad Laboratories, Class A •	4,552	404
Charles River Laboratories International ▼ •	15,629	486
Community Health Systems •	21,994	713
Covance •	15,174	588
Edwards Lifesciences •	26,764	1,547
Endo Pharmaceuticals Holdings •	26,744	642
Gen-Probe •	11,939	537
Health Management Associates, Class A •	58,500	419
Health Net •	24,633	580
Henry Schein •	21,393	1,123
Hill-Rom Holdings ▼	14,854	491
Hologic •	60,871	861
IDEXX Laboratories ▼ •	13,898	816
Immucor •	16,718	321
Kindred Healthcare •	8,826	117
Kinetic Concepts •	14,664	521
Lifepoint Hospitals •	12,994	402
Lincare Holdings	24,144	574
Masimo	12,300	284
Medicis Pharmaceutical, Class A	13,414	340
MEDNAX •	11,173	527
Mettler-Toledo International •	7,996	934
Omnicare	28,311	697
Owens & Minor	14,865	404
Perrigo	18,815	1,054
Pharmaceutical Product Development	28,026	680
Psychiatric Solutions •	13,341	442
ResMed •	17,919	1,177
STERIS	14,277	454
Techne	8,832	516
Teleflex	9,422	534
Thoratec ▼ •	13,421	494
United Therapeutics •	11,096	542
Universal Health Services	23,290	838
Valeant Pharmaceuticals International ▼ •	15,991	900
VCA Antech •	20,142	420
Vertex Pharmaceuticals ▼ •	47,494	1,599
WellCare Health Plans •	10,012	258

		25,063

Industrials — 13.7%
Acuity Brands ▼	10,300	434

DESCRIPTION	SHARES	FAIR VALUE >

AECOM Technology •	27,027	652
AGCO •	21,928	762
AirTran Holdings ▼ •	30,832	149
Alaska Air Group ▼ •	8,365	432
Alexander & Baldwin	9,734	327
Alliant Techsystems ▼ •	7,809	524
AMETEK	25,502	1,129
BE Aerospace •	24,208	712
Brinks	11,352	249
Bucyrus International ▼	19,177	1,193
Carlisle Companies	14,527	489
Clean Harbors ▼ •	5,407	342
Con-way	12,756	430
Copart •	15,962	582
Corporate Executive Board	7,753	218
Corrections Corporation of America •	27,323	535
Crane	11,097	394
Deluxe	11,692	241
Donaldson ▼	18,305	869
FTI Consulting •	12,269	434
Gardner Denver	12,410	630
GATX	10,910	308
Graco	14,247	450
Granite Construction	7,980	186
Harsco	19,050	441
Herman Miller ▼	13,506	232
HNI ▼	10,670	276
Hubbell, Class B	14,081	664
IDEX	19,144	616
J.B. Hunt Transport Services	20,586	731
JetBlue Airways ▼ •	50,849	327
Joy Global	24,431	1,450
Kansas City Southern ▼ •	24,179	887
KBR	38,047	851
Kennametal	19,338	530
Kirby •	12,756	490
Korn/Ferry International •	10,830	152
Landstar System	12,171	493
Lennox International	11,738	513
Lincoln Electric Holdings	10,086	557
Manpower	19,446	933
Mine Safety Appliances	7,165	179
MSC Industrial Direct, Class A	10,395	524
Navigant Consulting •	11,489	113
Nordson	8,000	504
Oshkosh •	21,255	731
Pentair	23,320	798
Regal-Beloit	8,873	540
Rollins	10,350	226
Shaw Group •	19,823	635
SPX	11,814	704
Terex ▼ •	25,739	508
Thomas & Betts •	12,909	512
Timken	18,831	633
Towers Watson, Class A	10,122	451
Trinity Industries	18,805	383
United Rentals •	14,262	188
URS •	19,999	808
Valmont Industries	4,735	336
Waste Connections •	19,001	725
Werner Enterprises	10,421	240
Westinghouse Air Brake Technologies ▼	11,281	503
Woodward Governor	13,447	407

		33,462

Information Technology — 13.9%
ACI Worldwide •	8,147	158
Acxiom •	18,713	287
ADC Telecommunications ▼ •	22,918	292
ADTRAN	13,433	424
Advent Software ▼ •	3,689	189
Alliance Data Systems ▼ •	12,604	724
ANSYS •	20,893	939
AOL •	25,223	528
Arrow Electronics •	28,375	703
Atmel •	109,087	571
Avnet •	35,835	901
Broadridge Financial Solutions	31,951	649
Cadence Design Systems •	64,001	445
Ciena ▼ •	21,924	287

DESCRIPTION	SHARES	FAIR VALUE >

CommScope •	22,327	454
Convergys •	28,592	319
CoreLogic	28,026	561
Cree ▼ •	25,145	1,781
Diebold ▼	15,656	448
Digital River •	8,725	229
DST Systems ▼	9,633	396
Equinix •	10,706	1,001
F5 Networks •	18,673	1,640
FactSet Research Systems	9,954	747
Fair Isaac	10,991	262
Fairchild Semiconductor International •	29,390	267
Gartner, Class A •	14,178	357
Global Payments	19,102	721
Hewitt Associates, Class A •	19,647	965
Informatica ▼ •	21,006	633
Ingram Micro, Class A •	39,234	649
Integrated Device Technology •	39,272	228
International Rectifier ▼ •	16,891	330
Intersil, Class A ▼	29,098	331
Itron •	9,487	617
Jack Henry & Associates	19,470	495
Lam Research •	30,037	1,267
Lender Processing Services	22,802	728
ManTech International •	5,236	208
Mentor Graphics •	25,296	243
MICROS Systems •	18,969	679
National Instruments	13,441	429
NCR •	37,753	517
NeuStar, Class A •	17,633	410
Parametric Technology •	27,558	494
Plantronics	11,595	348
Polycom •	19,939	592
Quest Software •	13,573	274
RF Micro Devices ▼ •	64,172	268
Rovi ▼ •	24,528	1,091
Semtech ▼ •	14,412	250
Silicon Laboratories ▼ •	10,639	426
Skyworks Solutions ▼ •	40,563	711
Solera Holdings	16,503	627
SRA International, Class A ▼ •	11,133	247
Synopsys •	34,569	755
Tech Data •	11,662	461
TIBCO Software ▼ •	39,501	536
Trimble Navigation •	28,621	812
ValueClick •	20,671	226
Vishay Intertechnology •	44,269	376
Zebra Technologies, Class A •	13,225	363

		33,866

Materials — 6.2%
Albemarle	21,714	947
AptarGroup	16,056	691
Ashland	18,589	945
Cabot Microelectronics	15,508	457
Carpenter Technology	10,416	364
Commercial Metals	27,038	389
Cytec Industries	12,030	601
Greif, Class A	8,113	484
Intrepid Potash ▼ •	9,776	237
Louisiana-Pacific •	30,049	219
Lubrizol	16,041	1,500
Martin Marietta Materials ▼	10,564	902
Minerals Technologies	4,402	230
NewMarket ▼	2,785	298
Olin	18,557	377
Packaging Corporation of America	24,415	586
Reliance Steel & Aluminum ▼	15,209	597
Rock-Tenn, Class A	9,204	490
RPM International	32,033	601
Scotts Miracle-Gro, Class A	10,606	512
Sensient Technologies	11,569	341
Silgan Holdings	11,238	319
Sonoco Products	23,694	775
Steel Dynamics	51,237	734
Temple-Inland	25,473	511
Valspar ▼	22,898	719
Worthington Industries ▼	14,509	208

		15,034

Telecommunication Services — 0.8%

DESCRIPTION	SHARES	FAIR VALUE >

Cincinnati Bell •	53,463	158
Syniverse Holdings •	15,941	356
Telephone & Data Systems	22,512	769
tw telecom •	34,158	646

		1,929

DESCRIPTION	SHARES	FAIR VALUE >

Utilities — 5.7%
AGL Resources	17,978	683
Alliant Energy	27,855	963
Aqua America ▼	32,239	628
Atmos Energy	21,886	635
Black Hills ▼	7,697	246
Cleco	14,344	410
DPL	25,960	657
Dynegy •	23,896	85
Energen	16,995	755
Great Plains Energy	37,141	666
Hawaiian Electric Industries ▼	21,716	511
IDACORP	11,206	395
MDU Resources Group	44,498	879
National Fuel Gas	19,030	914
NSTAR ▼	23,750	883
NV Energy	55,649	707
OGE Energy	22,904	908
PNM Resources	20,559	243
Questar	36,900	607
UGI	25,716	693
Vectren	19,234	476
Westar Energy	25,820	617
WGL Holdings ▼	11,894	429

		13,990

Total Common Stocks (Cost $201,701)		222,193

Warrants — 0.0%
Krispy Kreme Doughnuts • (Cost $0)	1,473	—

Short-Term Investments — 8.1%
Money Market Fund — 7.1%
First American Prime Obligations Fund, Class Z 0.132% Å Ω	17,417,261	17,417

	PAR

U.S. Treasury Obligation — 1.0%
U.S. Treasury Bill 0.149%, 11/04/2010 ☐	$2,320	2,319

Total Short-Term Investments (Cost $19,736)		19,736

	SHARES

Investment Purchased with Proceeds from Securities Lending — 20.3%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $49,396)	49,396,068	49,396

Total Investments ▲ — 119.6% (Cost $270,833)		291,325

Other Assets and Liabilities, Net — (19.6)%		(47,707)

Total Net Assets — 100.0%		$243,618

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $47,614 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $270,833. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$51,322
Gross unrealized depreciation	(30,830)

Net unrealized appreciation	$20,492

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Depreciation

S&P Mid Cap 400 E-Mini Futures	September 2010	280	$21,246	$(135)

As of July 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Fair Value
Equity Contracts	$135

Balance as of July 31, 2010	$135

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of July 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$222,193	$—	$—	$222,193
Warrants	—	—	—	—
Short-Term Investments	17,417	2,319	—	19,736
Investment Purchased with Proceeds from Securities Lending	49,396	—	—	49,396

Total Investments	$289,006	$2,319	$—	$291,325

As of July 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(135)	$—	$—	$(135)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
Small Cap Index Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 93.1%
Consumer Discretionary — 13.3%
1-800-Flowers.com, Class A ▼ •	1,466	$3
99 Cents Only Stores ▼ •	2,727	45
AFC Enterprises •	1,504	14
AH Belo, Class A •	1,068	8
Ambassadors Group	1,074	12
American Apparel •	1,970	3
American Axle & Manufacturing Holdings •	3,562	33
American Greetings, Class A ▼	2,387	49
American Public Education ▼ •	1,107	49
America’s Car-Mart ▼ •	583	14
Amerigon ▼ •	1,317	13
Ameristar Casinos	1,561	25
AnnTaylor Stores ▼ •	3,513	62
Arbitron	1,587	46
Arctic Cat •	720	7
ArvinMeritor ▼ •	5,606	92
Asbury Automotive Group •	1,723	23
Ascent Media •	859	24
Audiovox •	1,015	8
Ballantyne Strong •	841	6
Barnes & Noble ▼	2,288	30
Beasley Broadcast Group •	261	1
Beazer Homes USA ▼ •	4,433	19
Bebe Stores	1,941	12
Belo, Class A •	5,411	33
Big 5 Sporting Goods ▼	1,341	18
Biglari Holdings •	83	24
BJ’s Restaurants ▼ •	1,195	30
Blue Nile ▼ •	776	39
Bluegreen •	713	2
Blyth ▼	340	13
Bob Evans Farms	1,803	47
Bon-Ton Stores •	697	7
Books-A-Million	429	3
Borders Group ▼ •	3,519	5
Boyd Gaming •	3,200	27
Bridgepoint Education ▼ •	1,157	21
Brookfield Homes ▼ •	523	4
Brown Shoe	2,480	36
Brunswick ▼	5,254	89
Buckle ▼	1,554	43
Buffalo Wild Wings ▼ •	1,097	47
Build-A-Bear Workshop ▼ •	1,026	6
Cabela’s ▼ •	2,434	38
California Pizza Kitchen •	1,176	21
Callaway Golf ▼	3,854	26
Cambium Learning Group •	984	3
Capella Education •	996	93
Caribou Coffee •	417	4
Carmike Cinemas •	670	5
Carrols Restaurant Group •	688	4
Carters •	3,406	83
Casual Male Retail Group •	2,473	9
Cato, Class A	1,621	38
Cavco Industries •	350	12
CEC Entertainment •	1,304	45
Charming Shoppes •	7,038	32
Cheesecake Factory ▼ •	3,664	86
Cherokee	464	9
Children’s Place Retail Stores •	1,646	69
Christopher & Banks	2,187	16
Churchill Downs	665	24
Cinemark Holdings	3,378	49
Citi Trends •	896	28
CKX •	3,542	19
Coinstar •	1,840	84
Coldwater Creek ▼ •	3,334	13
Collective Brands ▼ •	3,906	63
Columbia Sportswear	690	34
Conn’s ▼ •	574	3
Cooper Tire & Rubber	3,596	78
Core-Mark Holding ▼ •	548	17
Corinthian Colleges ▼ •	5,230	48

DESCRIPTION	SHARES	FAIR VALUE >

CPI	306	8
Cracker Barrel Old Country Store	1,379	68
Crocs ▼ •	5,110	66
Crown Media Holdings, Class A •	1,579	3
CSS Industries	430	8
Culp •	525	5
Cumulus Media, Class A •	1,293	4
Dana Holding •	8,398	100
Deckers Outdoor ▼ •	2,298	117
Delta Apparel •	355	5
Denny’s •	5,888	16
Destination Maternity •	287	9
Dex One ▼ •	2,969	54
Dillard’s, Class A ▼	2,725	63
DineEquity ▼ •	1,073	39
Dolan Media •	1,827	21
Domino’s Pizza •	2,213	28
Dorman Products •	692	16
Dress Barn ▼ •	3,421	84
Drew Industries •	1,146	24
Drugstore.com •	5,507	15
DSW ▼ •	749	20
E.W. Scripps, Class A •	1,746	14
Eastman Kodak ▼ •	15,944	63
Einstein Noah Restaurant Group •	331	4
Empire Resorts •	1,504	2
Entercom Communications •	1,396	12
Entravision Communications •	2,884	6
Ethan Allen Interiors ▼	1,442	22
Exide Technologies •	4,486	27
Express ▼ •	949	17
Finish Line, Class A ▼	3,017	43
Fisher Communications •	377	7
Fred’s	2,322	25
Fuel Systems Solutions ▼ •	835	25
Furniture Brands International •	2,621	14
Gaiam, Class A	1,045	6
Gaylord Entertainment ▼ •	2,057	60
Genesco •	1,383	38
G-iii Apparel Group •	914	24
Global Sources •	1,376	12
Grand Canyon Education ▼ •	1,838	45
Gray Television •	2,875	7
Group 1 Automotive ▼ •	1,467	41
Gymboree ▼ •	1,779	77
Harte-Hanks ▼	2,134	24
Haverty Furniture	1,044	13
Hawk •	334	10
Helen of Troy •	1,769	42
hhgregg •	726	15
Hibbett Sports ▼ •	1,696	45
Hooker Furniture	657	8
Hot Topic ▼	2,684	14
Hovnanian Enterprises, Class A ▼ •	3,162	14
HSN ▼ •	2,305	68
Iconix Brand Group ▼ •	4,349	72
Interval Leisure Group •	2,413	34
iRobot ▼ •	1,185	24
Isle of Capri Casinos •	918	8
Jack in the Box •	3,266	67
JAKKS Pacific ▼ •	1,703	27
Jamba •	3,528	7
Jo-Ann Stores •	1,612	68
Joe’s Jeans ▼ •	2,519	5
Johnson Outdoors •	258	3
Jones Apparel Group	5,207	91
Jos. A. Bank Clothiers •	1,089	64
Journal Communications, Class A •	2,456	12
K12 ▼ •	1,440	37
Kenneth Cole Productions •	537	7
Kid Brands •	745	6
Kirkland’s •	993	17
Knology •	1,812	20
Krispy Kreme Doughnuts •	3,554	14
K-Swiss, Class A •	1,479	18
Lacrosse Footwear	278	4
Landry’s Restaurants •	439	11
La-Z-Boy ▼ •	3,139	27

DESCRIPTION	SHARES	FAIR VALUE >

LeapFrog Enterprises •	2,041	10
Learning Tree International •	485	6
Lee Enterprises ▼ •	2,662	8
Libbey •	959	12
Life Time Fitness ▼ •	2,456	89
Lifetime Brands •	549	8
Lin TV, Class A •	1,706	10
Lincoln Educational Services •	976	21
Lions Gate Entertainment ▼ •	4,031	27
Lithia Motors	1,255	11
Live Nation •	8,349	77
Liz Claiborne ▼ •	5,665	27
LodgeNet Interactive •	1,487	5
Lumber Liquidators Holdings ▼ •	1,320	33
M/I Homes •	1,067	11
Mac-Gray	698	8
Maidenform Brands •	1,360	34
Marcus	1,177	14
Marine Products •	704	4
MarineMax •	1,309	10
Martha Stewart Living ▼ •	1,615	8
Matthews International, Class A	1,846	67
McClatchy ▼ •	3,537	12
McCormick & Schmick’s Seafood Restaurants •	905	7
Media General, Class A ▼ •	1,307	13
Mediacom Communications •	2,582	19
Men’s Wearhouse ▼	3,124	61
Meritage Homes •	1,910	34
Midas •	855	8
Modine Manufacturing •	2,855	29
Monarch Casino & Resort •	703	7
Monro Muffler Brake ▼	1,177	48
Morgans Hotel Group •	1,523	11
Movado Group ▼ •	987	11
Multimedia Games •	1,625	7
National American Universal Holdings	463	3
National Cinemedia	2,569	46
National Presto Industries	292	30
New York & Company •	1,324	3
Nexstar Broadcasting Group •	635	3
NutriSystem ▼	1,872	37
O’Charleys •	1,013	7
OfficeMax •	5,034	72
Orbitz Worldwide •	1,171	5
Orient-Express Hotels, Class A •	5,275	48
Outdoor Channel Holdings •	886	5
Overstock.com •	955	19
Oxford Industries	833	19
P.F. Chang’s China Bistro ▼	1,406	58
Pacific Sunwear of California ▼ •	3,821	15
Papa John’s International •	1,271	32
Peet’s Coffee & Tea ▼ •	696	28
Penske Automotive Group •	2,624	37
Pep Boys	2,969	28
Perry Ellis International ▼ •	687	15
PetMed Express ▼	1,380	22
Pier 1 Imports ▼ •	6,204	43
Pinnacle Entertainment •	3,662	40
Playboy Enterprises, Class B ▼ •	1,374	7
Polaris Industries ▼	1,849	110
Pool	2,949	65
Pre-Paid Legal Services ▼ •	482	24
Primedia	991	3
Princeton Review •	1,107	3
Quiksilver •	7,811	35
R.G. Barry	502	6
Radio One •	1,860	2
RC2 •	1,303	22
RCN •	2,095	31
ReachLocal •	285	4
Red Lion Hotels •	811	6
Red Robin Gourmet Burgers ▼ •	947	20
Regis ▼	3,483	53
Rent-A-Center •	3,905	86
Rentrak •	575	15
Retail Ventures •	1,370	13
Ruby Tuesday •	3,953	40
Rue21 ▼ •	871	26

DESCRIPTION	SHARES	FAIR VALUE >

Ruth’s Hospitality Group •	1,689	7
Ryland Group ▼	2,624	43
Saks ▼ •	7,694	63
Sally Beauty Holdings ▼ •	5,729	54
Scholastic	1,797	46
Scientific Games, Class A •	3,859	41
Sealy ▼ •	2,753	8
Select Comfort •	3,242	25
Shiloh Industries •	309	3
Shoe Carnival •	516	11
Shuffle Master •	3,271	29
Shutterfly ▼ •	1,594	40
Sinclair Broadcast Group, Class A •	2,843	17
Skechers U.S.A., Class A •	2,021	75
Skyline	389	8
Smith & Wesson •	3,546	14
Sonic •	3,703	33
Sonic Automotive, Class A ▼ •	2,366	23
Sotheby’s Holdings, Class A ▼	3,978	108
Spartan Motors	1,978	8
Speedway Motorsports	791	11
Sport Supply Group	562	8
Stage Stores	2,314	25
Standard Motor Products	1,163	11
Standard-Pacific ▼ •	6,344	25
Stein Mart •	1,558	12
Steiner Leisure •	920	39
Steinway Musical Instruments •	337	7
Steven Madden •	1,492	58
Stewart Enterprises, Class A ▼	4,830	26
Stoneridge •	918	10
Sturm, Ruger & Company ▼	1,161	16
Summer Infant •	640	5
Superior Industries International	1,409	20
Supermedia •	760	16
Systemax	607	10
Talbots •	4,166	48
Tenneco ▼ •	3,595	99
Texas Roadhouse •	3,050	41
Timberland, Class A •	2,477	44
True Religion Apparel ▼ •	1,552	38
Tuesday Morning •	1,760	8
U.S. Auto Parts Network •	601	4
ULTA •	1,864	47
Under Armour, Class A ▼ •	2,020	76
Unifi •	2,449	10
UniFirst	835	37
Universal Electronics •	822	14
Universal Technical Institute •	1,187	24
Vail Resorts ▼ •	2,151	81
Valassis Communications •	2,932	101
Value Line	78	1
Vitacost.com ▼ •	852	7
Vitamin Shoppe ▼ •	946	26
Volcom ▼ •	1,151	19
Warnaco Group •	2,635	110
Warner Music Group •	2,654	12
West Marine •	871	9
Westwood One ▼ •	312	2
Wet Seal, Class A •	5,912	20
Weyco Group	424	11
Winmark	142	5
Winnebago Industries •	1,774	19
Wolverine World Wide	2,943	84
World Wrestling Entertainment	1,243	20
Zumiez ▼ •	1,151	21

		8,351

Consumer Staples — 2.9%
Alico	212	5
Alliance One International ▼ •	5,484	21
Andersons	1,110	38
Arden Group, Class A	40	4
B & G Foods	2,821	32
Boston Beer, Class A •	457	32
Bridgford Foods ▼	105	2
Calavo Growers ▼	562	12
Cal-Maine Foods ▼	761	24
Casey’s General Stores	3,022	116

DESCRIPTION	SHARES	FAIR VALUE >

Cellu Tissue Holdings •	492	4
Central Garden & Pet, Class A •	3,360	34
Chiquita Brands International ▼ •	2,716	40
Coca-Cola Bottling	276	14
Darling International •	5,014	41
Diamond Foods ▼	1,295	58
Dole Food ▼ •	2,131	23
Elizabeth Arden •	1,378	21
Farmer Brothers	339	6
Fresh Del Monte Produce •	2,354	49
Great Atlantic & Pacific Tea ▼ •	1,990	7
Griffin Land & Nurseries	186	6
Hain Celestial Group ▼ •	2,430	51
Harbinger Group •	551	4
Heckmann ▼ •	4,879	22
Imperial Sugar	698	8
Ingles Markets, Class A	775	13
Inter Parfums	761	13
J&J Snack Foods	802	33
John B. Sanflippo & Son ▼ •	469	7
Lancaster Colony	1,148	60
Lance	1,534	32
Lifeway Foods •	263	3
Limoneira ▼ •	481	9
Medifast ▼ •	791	24
MGP Ingredients •	651	5
Nash-Finch	746	29
National Beverage	528	7
Natures Sunshine Product •	451	4
Nu Skin Enterprises, Class A	2,901	83
Nutraceutical International •	664	10
Oil-Dri Corporation of America	313	7
Pantry •	1,371	25
Pilgrims Pride ▼ •	2,886	20
Prestige Brand Holdings •	2,483	20
PriceSmart	974	27
Revlon ▼ •	634	8
Rite Aid ▼ •	33,082	33
Ruddick ▼	2,447	87
Sanderson Farms ▼	1,239	58
Schiff Nutrition International	523	4
Seneca Foods •	454	14
Smart Balance ▼ •	3,643	14
Spartan Stores ▼	1,354	19
Spectrum Brands Holdings •	1,080	31
Star Scientific ▼ •	5,723	12
Susser Holdings •	421	5
Synutra International ▼ •	1,097	18
The Female Health	1,058	5
Tootsie Roll Industries ▼	1,427	36
Treehouse Foods ▼ •	1,923	92
United Natural Foods •	2,563	86
Universal ▼	1,425	63
USANA Health Sciences •	358	15
Vector Group ▼	2,113	40
Village Super Market	371	10
WD-40 Company	962	35
Weis Markets	618	22
Winn Dixie Stores •	3,322	33

		1,845

Energy — 5.0%
Abraxas Petroleum ▼ •	3,991	12
Allis Chalmers Energy •	2,214	6
Alon USA Energy ▼	454	3
American Oil & Gas ▼ •	2,982	22
Apco Oil & Gas International	557	15
Approach Resources •	732	5
ATP Oil & Gas ▼ •	2,640	28
Basic Energy Services •	1,377	13
Berry Petroleum, Class A ▼	3,068	91
Bill Barrett •	2,723	96
Boots & Coots •	4,768	14
BPZ Energy ▼ •	5,644	26
Brigham Exploration ▼ •	6,907	119
Bristow Group •	2,124	71
Cal Dive International •	5,591	33
Callon Petroleum ▼ •	1,706	10
Camac Energy ▼ •	2,828	10

DESCRIPTION	SHARES	FAIR VALUE >

Carbo Ceramics	1,158	93
Carrizo Oil & Gas •	1,846	36
Cheniere Energy ▼ •	3,296	9
Clayton Williams Energy •	358	16
Clean Energy Fuels ▼ •	2,333	44
Cloud Peak Energy •	1,852	28
Complete Production Services ▼ •	4,614	89
Contango Oil & Gas Company •	727	32
Crosstex Energy •	2,215	17
CVR Energy ▼ •	1,348	11
Dawson Geophysical •	474	11
Delek US Holdings	731	5
Delta Petroleum ▼ •	10,847	9
DHT Maritime	3,026	13
Dril-Quip •	2,015	105
Endeavour International ▼ •	8,368	10
Energy Partners •	1,717	22
Energy XXI ▼ •	3,005	51
Evolution Petroleum •	876	5
FX Energy •	2,469	9
Gastar Exploration •	2,588	11
General Maritime	4,177	23
Georesources •	770	11
Global Geophysical Services •	445	3
Global Industries •	6,083	29
GMX Resources ▼ •	1,880	12
Golar LNG	2,055	22
Goodrich Petroleum ▼ •	1,493	19
Green Plains Renewable Energy •	951	9
Gulf Island Fabrication	849	15
Gulfmark Offshore, Class A ▼ •	1,311	39
Gulfport Energy •	1,536	20
Hallador Energy Company ▼	225	2
Harvest Natural Resources ▼ •	1,993	17
Helix Energy Solutions Group •	6,205	58
Hercules Offshore •	6,992	18
Hornbeck Offshore Services •	1,348	23
Houston American Energy ▼	1,070	11
International Coal Group ▼ •	7,788	35
Ion Geophysical •	7,762	34
Isramco •	65	4
James River Coal ▼ •	1,684	29
Key Energy Services •	7,536	73
Knightsbridge Tankers	994	19
Kodiak Oil & Gas ▼ •	7,079	24
L & L Energy •	980	11
Lufkin Industries	1,724	71
Magnum Hunter Resources •	2,866	13
Matrix Service •	1,512	15
McMoRan Exploration •	4,928	51
Natural Gas Services Group •	709	12
Newpark Resources •	5,275	42
Nordic American Tanker Shipping ▼	2,573	74
Northern Oil & Gas •	2,620	38
Overseas Shipholding Group ▼	1,517	59
OYO Geospace •	247	13
Panhandle Oil And Gas	398	12
Parker Drilling •	7,077	30
Patriot Coal ▼ •	4,638	56
Penn Virginia	2,697	51
Pete Miller ▼ •	1,070	5
Petroleum Development ▼ •	1,173	34
PetroQuest Energy •	3,243	22
PHI •	793	13
Pioneer Drilling •	3,212	21
RAM Energy Resources •	3,292	6
Rentech ▼ •	12,797	12
Resolute Energy ▼ •	2,254	27
Rex Energy •	1,903	20
Rex Stores •	493	8
Rosetta Resources •	3,188	70
RPC	1,869	31
Scorpio Tankers ▼ •	769	8
Seahawk Drilling •	636	6
Ship Finance International ▼	2,653	51
Stone Energy •	2,516	30
Superior Well Services ▼ •	1,349	25
Swift Energy •	2,281	59

DESCRIPTION	SHARES	FAIR VALUE >

Syntroleum •	3,848	7
T-3 Energy Services •	767	19
Teekay Tankers, Class A	1,605	21
Tesco •	1,791	25
TETRA Technologies •	4,589	48
Transatlantic Petroleum ▼ •	8,739	28
Union Drilling •	761	5
Uranium Energy ▼ •	3,595	10
USEC ▼ •	6,851	38
Vaalco Energy	3,605	22
Vantage Drilling ▼ •	7,380	10
Venoco ▼ •	1,187	22
W&T Offshore	2,071	19
Warren Resources ▼ •	4,309	14
Western Refining ▼ •	2,483	13
Willbros Group •	2,407	22
World Fuel Services	3,149	82

		3,150

Financials — 20.0%
1st Source	834	15
1st United Bancorp •	1,301	10
Abington Bancorp	1,325	13
Acadia Realty Trust — REIT	2,418	45
Advance America Cash Advance Centers	3,263	13
Agree Realty — REIT	516	12
Alexander’s — REIT ▼	132	44
Alliance Financial	251	8
Alterra Capital Holdings	5,717	111
Ambac Financial Group ▼ •	17,524	15
American Campus Communities — REIT ▼	3,183	92
American Capital ▼	20,403	106
American Capital Agency — REIT	1,761	48
American Equity Investment Life Holding	3,463	37
American National Bankshares ▼	372	8
American Physicians Capital	467	19
American Physicians Service Group	388	10
American Safety Insurance Holdings •	576	10
Ameris Bancorp ▼ •	1,418	14
Amerisafe •	1,150	21
Ames National ▼	349	7
Amtrust Financial Services	1,386	18
Anworth Mortgage Asset — REIT ▼	6,976	49
Apollo Commercial Real Estate Finance — REIT	606	10
Apollo Investment	11,503	116
Argo Group International Holdings	1,853	58
Arlington Asset Investment, Class A	400	8
Arrow Financial	517	13
Artio Global Investments	1,672	27
Ashford Hospitality Trust — REIT •	2,409	21
Asset Acceptance Capital •	966	4
Associated Estates Realty — REIT	1,873	26
Asta Funding	627	6
Astoria Financial	5,124	68
Avatar Holdings ▼ •	475	10
Baldwin & Lyons, Class B	402	9
BancFirst	411	17
Banco Latinoamericano de Exportaciones	1,670	21
Bancorp Bank •	1,208	9
Bancorp Rhode Island	222	6
Bank Mutual	3,041	18
Bank of Marin Bancorp ▼	316	11
Bank of the Ozarks ▼	794	30
BankFinancial	1,099	10
Beneficial Mutual Bancorp •	1,775	18
Berkshire Hills Bancorp	836	17
BGC Partners, Class A	3,385	18
BioMed Realty Trust — REIT	6,862	124
Blackrock Kelso Capital	3,878	41
BofI Holding ▼ •	418	7
Boston Private Financial Holdings	4,134	27
Bridge Bancorp ▼	379	10
Brookline Bancorp	3,346	32
Bryn Mawr Bank ▼	373	7
Calamos Asset Management, Class A	1,416	15
California First National Bancorp	112	1
Camden National	465	15
Capital City Bank Group ▼	662	9
Capital Southwest	178	16

DESCRIPTION	SHARES	FAIR VALUE >

CapLease — REIT	3,455	17
Capstead Mortgage — REIT	3,873	45
Cardinal Financial	1,642	17
Cardtronics ▼ •	1,600	21
Cash America International	1,754	59
Cathay General Bancorp ▼	4,756	56
CBL & Associates Properties — REIT	8,193	115
Cedar Shopping Centers — REIT	3,240	20
Center Financial •	2,107	11
Centerstate Banks of Florida	1,121	10
Century Bancorp	215	5
Chatham Lodging Trust — REIT •	510	8
Chemical Financial	1,312	29
Chesapeake Lodging Trust — REIT •	455	8
Citizens ▼ •	2,297	15
Citizens & Northern ▼	717	8
Citizens Banking ▼ •	23,787	22
City Holdings ▼	936	28
Clifton Savings Bancorp	589	5
CNA Surety •	1,001	17
CNB Financial	722	9
CNO Financial Group ▼ •	13,341	72
CoBiz Financial	1,784	11
Cogdell Spencer — REIT	2,552	19
Cohen & Steers ▼	1,049	23
Colonial Properties Trust — REIT	4,158	67
Colony Financial — REIT ▼	870	16
Columbia Banking System	2,360	43
Community Bank System ▼	1,991	49
Community Trust Bancorp	871	24
Compass Diversified Trust	1,964	30
CompuCredit Holdings	641	3
Consolidated-Tomoka Land	330	10
Cousins Properties — REIT ▼	5,312	36
Cowen Group •	2,149	9
Crawford & Company •	1,307	4
Credit Acceptance •	295	17
CreXus Investment — REIT	823	10
CVB Financial ▼	5,177	53
Cypress Sharpridge Investments — REIT	997	13
Danvers Bancorp	967	16
DCT Industrial Trust — REIT	12,347	58
Delphi Financial Group, Class A	2,820	73
Diamond Hill Investment Group ▼	143	8
DiamondRock Hospitality — REIT	9,158	85
Dime Community Bancshares	1,574	21
Dollar Financial •	1,410	28
Donegal Group, Class A	937	11
Doral Financial ▼ •	1,118	3
Duff & Phelps, Class A	1,618	18
DuPont Fabros Technology — REIT	2,431	61
Dynex Capital — REIT	685	7
Eagle Bancorp •	913	11
EastGroup Properties — REIT	1,448	53
Education Realty Trust — REIT	3,421	24
eHealth •	1,461	16
EMC Insurance Group	349	8
Employers Holdings	2,536	39
Encore Bancshares •	477	4
Encore Capital Group •	827	18
Enstar Group •	407	30
Enterprise Financial Services	882	9
Entertainment Properties Trust — REIT ▼	2,792	117
Epoch Holdings	774	10
Equity Lifestyle Properties — REIT	1,541	82
Equity One — REIT ▼	2,278	39
ESB Financial ▼	560	8
Essa Bancorp	921	12
Evercore Partners, Class A ▼	929	22
Excel Trust — REIT ▼ •	889	10
Extra Space Storage — REIT	5,268	82
Ezcorp •	2,633	52
F.N.B.	6,873	59
FBL Financial Group, Class A	927	21
FBR Capital Markets •	3,120	10
Federal Agricultural Mortgage, Class C	572	9
FelCor Lodging Trust — REIT •	5,758	34
Fifth Street Finance ▼	3,232	35

DESCRIPTION	SHARES	FAIR VALUE >

Financial Engines ▼ •	766	11
Financial Institutions	638	12
First American Financial	6,167	91
First Bancorp	532	7
First Bancorp — North Carolina ▼	836	14
First Bancorp of Puerto Rico ▼ •	4,898	3
First Busey	3,104	14
First Cash Financial Services •	1,787	43
First Commonwealth Financial	5,188	28
First Community Bancshares ▼	849	12
First Financial	709	20
First Financial Bancorp	3,503	56
First Financial Bankshares ▼	1,269	62
First Financial Holdings	970	12
First Industrial Realty Trust — REIT •	3,755	16
First Interstate Bancsystem	737	10
First Marblehead •	3,286	9
First Merchants	1,514	13
First Mercury Financial	819	9
First Midwest Bancorp ▼	4,463	56
First of Long Island	329	8
First Potomac Realty Trust — REIT	2,285	35
First South Bancorp ▼	443	5
FirstMerit ▼	6,395	126
Flagstar Bancorp •	2,783	9
Flagstone Reinsurance Holdings	2,792	31
Flushing Financial	1,836	23
Forestar Real Estate Group •	2,186	35
Fox Chase Bancorp •	368	4
FPIC Insurance Group •	580	17
Franklin Street Properties — REIT	4,072	50
GAMCO Investors	441	18
German American Bancorp ▼	675	11
Gerova Financial Group ▼ •	395	3
Getty Realty — REIT	1,252	30
GFI Group	4,116	24
Glacier Bancorp	3,966	63
Gladstone Capital	1,286	16
Gladstone Commercial — REIT	523	9
Gladstone Investment	1,347	9
Gleacher •	4,618	9
Glimcher Realty Trust — REIT	4,090	27
Global Indemnity •	817	12
Golub Capital BDC •	440	6
Government Properties Income Trust — REIT	1,263	35
Great Southern Bancorp ▼	612	13
Greene County Bancshares ▼ •	702	7
Greenlight Capital •	1,625	42
Hallmark Financial Services •	690	7
Hancock Holding ▼	1,725	53
Hanmi Financial •	6,075	9
Harleysville Group	688	22
Harris & Harris Group •	1,831	7
Hatteras Financial — REIT ▼	2,208	65
Healthcare Realty Trust — REIT	3,420	80
Heartland Financial USA ▼	895	16
Hercules Technology Growth Capital	2,155	23
Heritage Financial •	560	8
Heritage Financial Group	129	1
Hersha Hospitality Trust — REIT	6,535	33
HFF •	1,132	10
Highwoods Properties — REIT	4,319	135
Hilltop Holdings •	2,401	25
Home Bancorp •	545	7
Home Bancshares	1,173	28
Home Federal Bancorp	1,019	13
Home Properties — REIT ▼	2,089	104
Horace Mann Educators	2,655	45
Hudson Valley Holding	706	14
IBERIABANK	1,616	84
Independent Bank ▼	1,275	30
Infinity Property & Casualty	831	40
Inland Real Estate — REIT	4,287	36
International Assets Holding •	765	13
International Bancshares ▼	3,179	55
Invesco Mortgage Capital — REIT	1,546	31
Investment Technology Group •	2,586	41
Investors Bancorp •	2,905	38

DESCRIPTION	SHARES	FAIR VALUE >

Investors Real Estate Trust — REIT	4,452	38
iStar Financial — REIT ▼ •	5,542	28
JMP Group	893	6
K Fed Bancorp ▼	245	2
Kansas City Life Insurance ▼	248	8
KBW •	2,125	49
Kearny Financial	899	8
Kennedy-Wilson Holdings — REIT ▼ •	1,232	12
Kilroy Realty — REIT	3,223	108
Kite Realty Group Trust — REIT	3,219	15
Knight Capital Group, Class A ▼ •	5,669	82
LaBranche •	2,027	8
Ladenburg Thalman Financial Services ▼ •	5,412	7
Lakeland Bancorp ▼	1,430	13
Lakeland Financial	890	18
LaSalle Hotel Properties — REIT	4,217	100
Lexington Corporate Properties Trust — REIT ▼	5,879	38
Life Partners Holdings ▼	403	7
LTC Properties — REIT	1,413	35
Maiden Holdings	2,858	20
Main Street Capital ▼	735	12
MainSource Financial Group	1,125	8
MarketAxess Holdings	1,935	28
Marlin Business Services •	509	6
MB Financial	3,029	53
MCG Capital	4,432	26
Meadowbrook Insurance Group	3,503	32
Medallion Financial	806	6
Medical Properties Trust — REIT	6,720	67
Merchants Bancshares	291	7
Meridian Interstate Bancorp •	580	6
Metro Bancorp •	801	10
MF Global Holdings •	6,226	40
MFA Financial — REIT	17,094	125
MGIC Investment ▼ •	11,895	102
Mid-America Apartment Communities — REIT	1,721	97
Midsouth Bancorp ▼	396	5
MidWestOne Financial Group ▼	410	6
Mission West Properties — REIT	891	6
Monmouth Real Estate Investment, Class A — REIT	1,577	12
Montpelier Holdings	4,271	69
MPG Office Trust — REIT ▼ •	2,850	9
MVC Capital	1,371	18
Nara Bancorp ▼ •	2,252	16
NASB Financial ▼	288	4
National Bankshares ▼	422	11
National Financial Partners •	2,676	29
National Health Investors — REIT	1,569	59
National Interstate	266	6
National Penn Bancshares ▼	7,628	51
National Retail Properties — REIT ▼	4,874	113
National Western Life Insurance, Class A	151	23
Navigators Group •	650	28
NBT Bancorp	1,990	44
Nelnet, Class A	1,567	32
NewAlliance Bancshares	6,347	77
Newcastle Investment — REIT ▼ •	3,680	10
Newstar Financial •	1,688	12
NGP Capital Resources	1,221	9
Northfield Bancorp	1,067	14
NorthStar Realty Finance — REIT ▼	4,477	15
Northwest Bancshares ▼	6,502	79
NYMAGIC	228	6
OceanFirst Financial	479	6
Ocwen Financial •	4,404	47
Old National Bancorp	5,256	55
OMEGA Healthcare Investors — REIT ▼	5,518	121
OmniAmerican Bancorp •	720	8
One Liberty Properties, fractional share — REIT	500	8
Oppenheimer Holdings	576	17
optionsXpress Holdings •	2,576	40
Oriental Financial Group	1,994	28
Oritani Financial	3,297	33
Orrstown Financial Services	384	9
Pacific Continental	1,122	10
PacWest Bancorp ▼	1,625	34
Park National	641	43
Parkway Properties — REIT	1,221	20

DESCRIPTION	SHARES	FAIR VALUE >

Peapack-Gladstone Financial ▼	473	6
Pebblebrook Hotel Trust — REIT •	2,031	37
PennantPark Investment	1,873	20
Penns Woods Bancorp	233	7
Pennsylvania Real Estate Investment Trust — REIT ▼	3,282	40
Pennymac Mortgage Investment Trust — REIT •	1,013	17
Penson Worldwide ▼ •	1,190	6
Peoples Bancorp	629	11
PHH ▼ •	3,316	66
Phoenix Companies •	7,050	17
PICO Holdings •	1,378	43
Pinnacle Financial Partners ▼ •	2,002	20
Piper Jaffray Companies •	1,023	32
Platinum Underwriters Holdings ▼	2,687	105
PMA Capital •	1,906	13
PMI Group ▼ •	8,503	27
Porter Bancorp	172	2
Portfolio Recovery Associates ▼ •	1,008	70
Post Properties — REIT	2,920	74
Potlatch — REIT ▼	2,423	90
Presidential Life	1,519	15
Primerica ▼ •	1,428	33
Primus Guaranty ▼ •	1,293	6
PrivateBancorp ▼	3,208	40
ProAssurance •	1,928	115
Prospect Capital ▼	3,969	39
Prosperity Bancshares	2,812	95
Provident Financial Services	3,471	44
Provident New York Bancorp	2,388	22
PS Business Parks — REIT	939	55
Pzena Investment Management	470	3
Radian Group	7,980	69
RAIT Financial Trust — REIT •	5,114	10
Ramco-Gershenson Properties Trust — REIT	2,251	26
Redwood Trust — REIT ▼	4,726	74
Renasant ▼	1,227	19
Republic Bancorp, Class A	604	15
Resource Capital — REIT	2,607	16
Retail Opportunity Investments	2,480	24
RLI ▼	1,088	60
Rockville Financial ▼	499	6
Rodman & Renshaw Capital Group •	946	3
Roma Financial ▼	476	5
S&T Bancorp ▼	1,436	29
Safeguard Scientifics •	1,259	16
Safety Insurance Group	803	31
Sanders Morris Harris Group	1,098	6
Sandy Spring Bancorp ▼	1,456	25
Saul Centers — REIT	375	16
SCBT Financial ▼	741	24
SeaBright Insurance Holdings	1,197	10
Selective Insurance Group	3,182	50
Sierra Bancorp ▼	535	6
Signature Bank •	2,475	95
Simmons First National, Class A	1,009	27
Solar Capital	339	7
Southside Bancshares	823	16
Southwest Bancorp	1,164	17
Sovran Self Storage — REIT	1,676	62
Starwood Property Trust — REIT	2,823	50
State Auto Financial	866	14
State Bancorp	777	7
StellarOne	1,384	19
Sterling Bancorp	1,617	16
Sterling Bancshares ▼	5,441	28
Stewart Information Services ▼	987	10
Stifel Financial ▼ •	2,017	93
Strategic Hotels & Resorts — REIT •	8,341	38
Student Loan	237	6
Suffolk Bancorp	629	17
Sun Communities — REIT ▼	1,127	33
Sunstone Hotel Investors — REIT •	5,920	61
Susquehanna Bancshares ▼	7,838	68
SVB Financial Group ▼ •	2,484	107
SWS Group	1,467	13
SY Bancorp ▼	841	21
Tanger Factory Outlet Centers — REIT	2,443	109
Taylor Capital Group ▼ •	569	6

DESCRIPTION	SHARES	FAIR VALUE >

Tejon Ranch ▼ •	716	16
Terreno Realty — REIT •	526	9
Territorial Bancorp	747	14
Texas Capital Bancshares ▼ •	2,172	36
THL Credit ▼ •	534	7
Thomas Properties Group ▼	2,090	8
TICC Capital	1,595	14
Tompkins Trustco ▼	501	21
Tower Bancorp	290	6
Tower Group	2,467	53
Townebank Portsmouth ▼	1,395	21
TradeStation Group •	2,424	16
Triangle Capital ▼	679	10
TriCo Bancshares	872	16
TrustCo Bank Corporation of New York ▼	4,675	27
Trustmark ▼	3,499	77
Two Harbors Investment — REIT ▼	1,547	13
UMB Financial	1,882	71
UMH Properties — REIT	534	6
Umpqua Holdings ▼	6,795	85
Union First Market Bankshares	1,058	15
United Bankshares	2,328	59
United Community Banks •	5,592	17
United Financial Bancorp	965	14
United Fire & Casualty	1,323	28
Universal Health Realty Income Trust — REIT	866	29
Universal Insurance Holdings	805	3
Univest Corporation of Pennsylvania	1,002	17
Urstadt Biddle Properties — REIT, Class A	1,658	30
U-Store-It Trust — REIT	5,546	45
ViewPoint Financial Group	852	8
Virginia Comm Bancorp •	1,191	8
Virtus Investment Partners •	353	9
Walter Investment Management — REIT	1,526	26
Washington Banking ▼	908	13
Washington Real Estate Investment Trust — REIT	3,413	104
Washington Trust Bancorp	789	15
Waterstone Financial •	389	2
Webster Financial ▼	3,874	72
WesBanco	1,463	25
West Bancorporation •	945	6
West Coast Bancorp — Oregon ▼ •	5,562	14
Westamerica Bancorporation ▼	1,687	91
Western Alliance Bancorp •	3,490	25
Westfield Financial	1,724	14
Westwood Holdings ▼	342	12
Whitney Holding ▼	5,724	46
Wilshire Bancorp ▼	1,310	10
Winthrop Realty Trust — REIT ▼	1,062	13
Wintrust Financial ▼	1,822	57
World Acceptance ▼ •	950	39
WSFS Financial	290	11

		12,587

Healthcare — 12.2%
Abaxis •	1,335	27
ABIOMED ▼ •	1,993	22
Accelrys •	3,074	22
Accretive Health •	690	8
Accuray •	3,034	20
Acorda Therapeutics •	2,319	75
Acura Pharmaceuticals ▼ •	442	1
Affymax •	1,220	8
Affymetrix ▼ •	4,311	21
AGA Medical Holdings ▼ •	831	12
Air Methods •	647	21
Akorn ▼ •	3,092	11
Albany Molecular Research •	1,421	9
Alexza Pharmaceuticals ▼ •	2,302	6
Align Technology ▼ •	3,470	60
Alimera Sciences •	389	3
Alkermes •	5,764	74
Alliance Imaging •	1,601	7
Allied Healthcare International •	2,743	7
Allos Therapeutics ▼ •	4,665	23
Almost Family •	486	13
Alnylam Pharmaceuticals •	2,197	34
Alphatec Holdings •	3,015	13
AMAG Pharmaceuticals ▼ •	1,268	40

DESCRIPTION	SHARES	FAIR VALUE >

Amedisys •	1,667	44
America Service Group	504	9
American Dental Partners •	789	9
American Medical Systems •	4,502	101
AMERIGROUP •	3,069	110
AMN Healthcare Services •	1,944	12
Amsurg, Class A •	1,869	34
Analogic	780	35
AngioDynamics •	1,490	23
Antares Pharma ▼ •	4,180	6
Anthera Pharmaceuticals •	341	2
Aoxing Pharmaceutical ▼ •	1,434	4
Ardea Biosciences •	813	16
Arena Pharmaceuticals ▼ •	6,534	52
Ariad Pharmaceuticals ▼ •	6,575	21
ArQule •	2,524	11
Array BioPharma •	3,152	10
ArthroCare •	1,599	43
AspenBio Pharma ▼ •	2,120	1
Assisted Living Concepts, Class A •	584	18
Athenahealth ▼ •	1,964	55
Atrion	81	12
ATS Medical •	2,890	12
Auxilium Pharmaceuticals ▼ •	2,475	56
AVANIR Pharmaceuticals ▼ •	4,278	14
Aveo Pharmaceuticals ▼ •	550	4
AVI BioPharma ▼ •	6,550	13
BioCryst Pharmaceuticals ▼ •	1,713	10
Biodel ▼ •	928	4
Biomimetic Therapeutics •	777	7
Bio-Reference Laboratories •	1,446	30
BioSante Pharmaceuticals ▼ •	3,779	6
BioScrip •	2,551	11
Biospecifics Technologies •	236	6
BioTime ▼ •	1,262	7
BMP Sunstone ▼ •	1,974	13
Bruker BioSciences ▼ •	4,311	57
Cadence Pharmaceuticals ▼ •	1,557	12
Caliper Life Sciences •	2,662	10
Cambrex •	1,692	6
Cantel Medical	726	12
Capital Senior Living •	1,382	7
Caraco Pharmaceutical Laboratories •	511	3
Cardionet •	1,428	7
Catalyst Health Solutions •	2,237	77
Celera ▼ •	4,990	33
Celldex Therapeutics ▼ •	1,886	10
Centene •	2,912	62
Cepheid ▼ •	3,533	58
Cerus ▼ •	2,308	7
Chelsea Therapeutics International •	1,969	6
Chemed	1,345	71
Chindex International •	812	11
Clarient •	3,263	11
Clinical Data •	657	9
Codexis ▼ •	362	3
CombinatoRx ▼ •	3,903	6
Computer Programs & Systems	538	24
Conceptus ▼ •	1,861	25
CONMED •	1,771	34
Continucare ▼ •	1,786	7
Corcept Therapeutics •	1,500	5
Cornerstone Therapeutics •	398	2
Corvel •	413	16
Cross Country Healthcare •	1,784	16
CryoLife •	1,618	9
Cubist Pharmaceuticals •	3,514	76
Cumberland Pharmaceuticals •	733	5
Curis ▼ •	4,487	8
Cutera •	811	6
Cyberonics •	1,667	40
Cynosure •	518	5
Cypress Bioscience ▼ •	2,320	8
Cytokinetics ▼ •	2,526	7
Cytori Therapeutics ▼ •	2,435	12
Cytrx ▼ •	6,476	6
Delcath Systems ▼ •	2,213	17
DepoMed •	2,969	9

DESCRIPTION	SHARES	FAIR VALUE >

DexCom •	3,409	38
Dionex •	1,066	80
Durect •	5,012	12
Dyax •	5,436	13
Dynavax Technologies •	4,249	9
Dynavox •	556	9
Eclipsys •	3,425	68
Emergent Biosolutions •	995	18
Emeritus ▼ •	1,144	20
Endologix •	2,945	13
Ensign Group	671	12
Enzo Biochem •	1,884	9
Enzon •	2,939	32
eResearchTechnology •	2,513	20
Eurand ▼ •	1,086	9
Exact Sciences •	2,109	9
Exactech •	442	7
Exelixis •	6,492	20
Five Star Quality Care •	1,874	7
Furiex Pharmaceuticals •	521	6
Genomic Health ▼ •	816	11
Genoptix ▼ •	1,028	18
Gentiva Health Services •	1,681	35
Geron ▼ •	5,430	31
Greatbatch ▼ •	1,414	32
Haemonetics •	1,490	82
Halozyme Therapeutics •	4,126	30
Hanger Orthopedic Group •	1,516	26
Hansen Medical ▼ •	2,203	4
Health Grades •	1,449	12
Healthsouth ▼ •	5,554	103
Healthspring •	3,439	65
Healthways •	2,044	29
Heartware International ▼ •	556	36
Hi-Tech Pharmaceutical ▼ •	589	10
HMS Holdings •	1,577	89
ICU Medical •	693	26
Idenix Pharmaceuticals •	2,119	11
Immucor •	4,147	80
ImmunoGen ▼ •	4,021	38
Immunomedics ▼ •	3,946	13
Impax Laboratories •	3,700	61
Incyte ▼ •	5,247	68
Indevus Pharmaceuticals, escrow shares ▼ • ∞ ☐•	4,270	—
Infinity Pharmaceuticals ▼ •	1,093	6
Inhibitex •	2,920	6
Inovio Pharmaceuticals ▼ •	4,759	5
Inspire Pharmaceuticals •	3,705	19
Insulet ▼ •	2,252	33
Integra LifeSciences •	1,149	42
InterMune •	2,691	26
Invacare	1,736	41
inVentiv Health •	2,040	53
IPC The Hospitalist •	982	25
IRIS International •	1,070	10
Ironwood Pharmaceuticals ▼ •	1,146	14
Isis Pharmaceuticals ▼ •	5,679	56
Jazz Pharmaceuticals •	886	8
Kendle International •	905	11
Kensey Nash •	597	14
Keryx Biopharmaceuticals ▼ •	3,029	11
Kindred Healthcare •	2,379	32
Landauer	548	34
Lannett •	616	3
LCA-Vision •	1,003	5
Lexicon Pharmaceuticals ▼ •	11,734	18
LHC Group ▼ •	925	21
Ligand Pharmaceuticals •	6,909	11
Luminex •	2,225	36
Magellan Health Services •	2,003	84
Mako Surgical ▼ •	1,515	17
MannKind ▼ •	3,657	25
Map Pharmaceuticals ▼ •	818	11
Martek Biosciences ▼ •	2,021	42
Masimo	3,094	71
Maxygen •	1,542	10
MedAssets •	2,405	56
MedCath •	1,218	11

DESCRIPTION	SHARES	FAIR VALUE >

Medical Action Industries •	864	12
Medicines ▼ •	3,217	30
Medicis Pharmaceutical, Class A	3,588	91
Medidata Solutions •	1,116	17
Medivation •	2,018	19
MedQuist	558	5
Mela Sciences ▼ •	1,367	9
Merge Healthcare •	3,064	10
Meridian Bioscience	2,470	47
Merit Medical Systems •	1,703	29
Metabolix ▼ •	1,587	22
Metropolitan Health Networks ▼ •	2,463	9
Micromet ▼ •	4,798	33
Micrus Endovascular •	905	21
Molina Healthcare •	813	24
Momenta Pharmaceuticals ▼ •	2,393	51
MWI Veterinary Supply •	657	35
NABI Biopharmaceuticals •	2,656	15
Nanosphere •	1,011	5
National Healthcare	471	16
National Research	97	2
Natus Medical •	1,707	25
Nektar Therapeutics ▼ •	5,645	74
Neogen ▼ •	1,174	35
Neostem ▼ •	1,507	3
Neuralstem ▼ •	2,508	6
Neurocrine Biosciences •	2,909	17
NeurogesX ▼ •	630	4
Novavax ▼ •	5,021	11
NPS Pharmaceuticals •	3,496	24
NuVasive ▼ •	2,324	76
NxStage Medical •	1,462	23
Nymox Pharmaceutical ▼ •	1,098	5
Obagi Medical Products •	963	11
Odyssey Healthcare •	1,993	53
Omeros ▼ •	1,113	8
Omnicell •	1,846	23
Onyx Pharmaceuticals •	3,765	98
Opko Health ▼ •	5,255	13
Optimer Pharmaceuticals ▼ •	1,979	18
OraSure Technologies •	2,623	12
Orexigen Therapeutics ▼ •	1,802	9
Orthofix International •	1,043	32
Orthovita •	3,880	7
Osiris Therapeutics •	1,022	8
Owens & Minor	3,743	102
Pain Therapeutics •	2,014	12
Palomar Medical Technologies •	1,061	12
Par Pharmaceutical Companies •	2,026	54
PAREXEL •	3,508	72
PDI •	526	4
PDL BioPharma ▼	7,285	45
Peregrine Pharmaceuticals ▼ •	3,053	5
Pharmacyclics •	2,254	16
Pharmasset •	1,740	47
Pharmerica •	1,860	24
Phase Forward •	2,404	40
POZEN •	1,514	12
Progenics Pharmaceutical •	1,548	7
Prospect Medical Holdings ▼ •	568	4
PSS World Medical •	3,392	64
Psychiatric Solutions •	3,393	112
Pure Bioscience ▼ •	2,068	6
Quality Systems ▼	1,119	61
Questcor Pharmaceuticals •	3,265	37
Quidel ▼ •	1,282	16
RehabCare Group ▼ •	1,493	32
Res-Care •	1,442	14
Rigel Pharmaceuticals •	3,004	24
Rochester Medical •	610	6
RTI Biologics •	3,126	9
Rural/Metro •	1,133	10
Salix Pharmaceuticals ▼ •	3,383	143
Sangamo BioSciences •	2,699	10
Santarus •	3,161	8
Savient Pharmaceuticals •	4,017	55
Sciclone Pharmaceuticals ▼ •	2,178	8
Seattle Genetics •	5,075	62

DESCRIPTION	SHARES	FAIR VALUE >

Select Medical Holdings •	2,981	20
Senomyx •	2,291	10
Sequenom ▼ •	3,729	21
SIGA Technologies ▼ •	1,843	15
Sirona Dental Systems •	1,986	61
Skilled Healthcare Group, Class A •	1,215	3
Solta Medical ▼ •	3,524	6
Somaxon Pharmaceuticals ▼ •	1,681	6
SonoSite •	813	24
Spectranetics •	1,872	10
Spectrum Pharmaceuticals •	2,937	12
Staar Surgical •	2,069	13
StemCells ▼ •	6,293	6
Stereotaxis ▼ •	1,731	7
STERIS	3,516	112
Sucampo Pharmaceuticals •	656	2
Sun Healthcare Group ▼ •	2,658	22
Sunrise Senior Living ▼ •	3,314	10
SuperGen •	3,603	7
SurModics •	939	12
Symmetry Medical •	2,183	21
Syneron Medical •	2,111	19
Synovis Life Technologies •	676	11
Synta Pharmaceuticals •	1,324	4
Targacept •	1,415	31
Team Health Holdings ▼ •	909	12
The Provident Service •	748	11
Theravance ▼ •	3,709	55
TomoTherapy •	2,812	9
Transcend Services •	542	8
Transcept Pharmaceuticals •	318	3
Triple-S Management •	1,253	25
U.S. Physical Therapy ▼ •	644	12
Unilife ▼ •	2,870	17
Universal American Financial •	1,898	32
Vanda Pharmaceuticals •	1,626	12
Vascular Solutions •	987	12
Vical ▼ •	3,334	11
ViroPharma •	4,720	62
Vital Images •	972	14
Vivus ▼ •	4,850	27
Volcano ▼ •	2,946	65
WellCare Health Plans •	2,575	66
West Pharmaceutical Services ▼	1,997	73
Wright Medical Group •	2,320	36
XenoPort ▼ •	1,628	10
Young Innovations	332	9
Ziopharm Oncology ▼ •	2,898	11
Zoll Medical •	1,285	34
ZymoGenetics •	3,150	13

		7,695

Industrials — 14.6%
3D Systems •	1,044	15
A.O. Smith	1,338	73
A123 Systems ▼ •	4,310	46
AAON	780	19
AAR •	2,360	40
ABM Industries	3,055	66
Acacia Research •	1,949	26
ACCO Brands •	3,327	20
Aceto	1,511	10
Actuant, Class A	4,129	85
Acuity Brands ▼	2,581	109
Administaff	1,305	34
Advanced Battery Technologies •	3,385	12
Advisory Board ▼ •	929	41
AeroVironment ▼ •	982	23
Air Transport Services Group •	3,389	18
Aircastle	3,012	28
AirTran Holdings ▼ •	8,056	39
Alamo Group	388	9
Alaska Air Group ▼ •	2,123	110
Albany International, Class A	1,727	32
Allegiant Travel	880	39
Altra Holdings •	1,627	24
Amerco •	524	36
American Commercial Lines ▼ •	552	13
American Railcar Industries •	529	7

DESCRIPTION	SHARES	FAIR VALUE >

American Reprographics •	2,118	19
American Science & Engineering	560	44
American Superconductor ▼ •	2,647	80
American Woodmark ▼	537	9
Ameron International	538	33
Ampco-Pittsburgh	485	12
APAC Customer Services •	1,550	8
Apogee Enterprises	1,682	19
Applied Energetics ▼ •	4,600	6
Applied Industrial Technology	2,577	72
Applied Signal Technology	793	16
Argan •	451	4
Argon ST •	789	27
Arkansas Best	1,543	35
Astec Industries •	1,104	35
Astronics •	564	9
ATC Technology •	1,189	29
Atlas Air Worldwide Holdings ▼ •	1,532	90
Avis Budget Group ▼ •	6,207	77
AZZ	741	32
Badger Meter	904	35
Baldor Electric	2,840	109
Baltic Trading Limited •	969	11
Barnes Group	2,782	51
Barrett Business Services	467	7
Beacon Roofing Supply ▼ •	2,749	47
Belden	2,775	66
Blount International •	2,838	30
BlueLinx Holdings •	708	3
Bowne & Company	2,334	26
Brady, Class A	2,921	81
Briggs & Stratton	3,038	58
Brinks	2,842	62
Broadwind Energy •	5,494	16
Builders FirstSource •	2,566	5
CAI International •	593	8
Capstone Turbine •	14,271	14
Cascade	547	21
Casella Waste Systems •	1,480	6
CBIZ ▼ •	2,501	16
CDI	722	12
Celadon Group •	1,347	21
Cenveo •	3,266	20
Ceradyne •	1,532	36
Chart Industries •	1,732	31
CIRCOR International	1,035	32
CLARCOR	2,993	112
Clean Harbors ▼ •	1,289	81
Coleman Cable •	471	3
Colfax •	1,440	19
Columbus McKinnon •	1,161	18
Comfort Systems USA	2,319	26
Commercial Vehicle Group •	1,454	16
Consolidated Graphics •	553	24
Cornell Companies •	673	19
Corporate Executive Board	2,033	57
CoStar Group ▼ •	1,135	50
Courier	621	10
CRA International •	658	13
Cubic	953	39
Curtiss-Wright	2,715	82
Deluxe	2,996	62
Diamond Management & Technology Consultation	1,454	16
DigitalGlobe ▼ •	1,637	45
Dollar Thrifty Automotive ▼ •	1,724	86
Douglas Dynamics •	681	8
Ducommun	619	13
DXP Enterprises •	650	13
Dycom Industries •	2,347	21
Dynamex •	632	9
Dynamic Materials	783	12
Eagle Bulk Shipping ▼ •	3,779	18
EMCOR Group •	3,947	103
Encore Wire	1,130	24
Ener1 ▼ •	3,617	12
Energy Conversion Devices ▼ •	2,789	14
Energy Recovery ▼ •	2,436	10
EnergySolutions	5,252	26

DESCRIPTION	SHARES	FAIR VALUE >

EnerNOC ▼ •	1,169	39
EnerSys •	2,865	69
Ennis	1,536	26
EnPro Industries •	1,240	37
ESCO Technologies	1,598	48
Esterline Technologies •	1,784	92
Evergreen Solar ▼ •	11,453	8
Excel Maritime Carriers ▼ •	2,362	15
Exponent •	760	25
Federal Signal	3,694	22
Flow International •	2,777	8
Force Protection •	4,329	19
Forward Air	1,752	51
Franklin Covey •	777	5
Franklin Electric	1,406	43
FreightCar America	728	18
FuelCell Energy •	5,656	7
Fuel-Tech •	1,106	7
Furmanite •	2,118	9
G&K Services, Class A	1,085	25
Genco Shipping & Trading ▼ •	1,571	26
GenCorp •	3,471	18
Generac Holdings •	1,147	17
Genesee & Wyoming, Class A •	2,265	93
Geo Group ▼ •	2,919	63
GeoEye •	1,310	45
Gibraltar Industries •	1,796	19
Global Defense Technology & Systems •	278	3
Gorman-Rupp	725	22
GP Strategies •	962	7
GrafTech International •	7,145	112
Graham	584	9
Granite Construction ▼	2,089	49
Great Lakes Dredge & Dock	3,476	19
Greenbrier Companies •	1,123	15
Griffon •	2,630	36
GT Solar International •	3,704	24
H & E Equipment Services •	1,665	14
Hawaiian Holdings •	3,147	19
Healthcare Services Group ▼	2,517	56
Heartland Express ▼	3,006	48
HEICO ▼	1,760	70
Heidrick & Struggles International	1,035	21
Herley Industries •	826	13
Herman Miller ▼	3,263	56
Hexcel •	5,800	108
Hill International •	1,516	7
HNI ▼	2,683	69
Hoku •	1,016	3
Horizon Lines, Class A ▼	1,806	8
Houston Wire & Cable	1,077	13
Hub Group •	2,265	73
Hudson Highland Group •	1,908	8
Huron Consulting Group •	1,313	27
ICF International •	1,016	23
II-VI •	1,517	52
InnerWorkings ▼ •	1,714	12
Insituform Technologies, Class A •	2,275	52
Insteel Industries	1,068	10
Interface, Class A	3,099	39
Interline Brands •	1,979	36
International Shipholding	327	8
JetBlue Airways ▼ •	14,480	93
John Bean Technologies	1,680	26
Kadant •	780	15
Kaman	1,563	36
Kaydon ▼	1,992	76
Kelly Services, Class A •	1,526	23
Kforce •	1,730	23
Kimball International	1,856	12
Knight Transportation	3,302	69
Knoll ▼	2,837	40
Korn Ferry International •	2,699	38
Kratos Defense & Security Solutions •	945	10
LaBarge •	769	10
Ladish •	924	27
Lawson Products	212	4
Layne Christensen •	1,186	30

DESCRIPTION	SHARES	FAIR VALUE >

LB Foster •	628	19
LECG •	1,529	3
Lindsay Manufacturing	751	26
LMI Aerospace •	508	9
LSI Industries	1,050	6
Lydall •	1,012	7
M & F Worldwide •	711	20
Marten Transport •	1,002	23
MasTec •	3,177	34
McGrath Rentcorp	1,446	34
Met Pro	816	8
Metalico •	2,227	9
Michael Baker •	479	19
Microvision ▼ •	5,367	15
Middleby ▼ •	980	56
Miller Industries	785	11
Mine Safety Appliances ▼	1,602	40
Mistras Group •	856	9
Mobile Mini ▼ •	2,162	37
Moog, Class A •	2,692	96
Mueller Industries	2,157	53
Mueller Water Products, Class A	9,379	36
Multi Color	606	8
Myr Group •	1,051	18
NACCO Industries, Class A	345	31
Navigant Consulting •	3,043	30
NCI Building Systems •	1,087	10
Nordson	2,017	127
North American Galvanizing & Coating ▼ •	786	6
Northwest Pipe •	563	10
Old Dominion Freight Line •	1,696	67
Omega Flex	170	2
On Assignment •	2,076	10
Orbital Sciences •	3,403	50
Orion Marine Group •	1,618	20
Otter Tail	2,162	44
P.A.M Transportation Services •	272	4
Pacer International •	1,963	16
Park-Ohio Holdings •	465	6
Patriot Transportation Holdings •	88	7
PGT •	1,140	3
Pike Electric •	918	9
Pinnacle Airlines •	1,103	6
PMFG ▼ •	874	16
Polypore International •	1,292	32
Powell Industries •	474	16
Powersecure International ▼ •	1,047	11
Preformed Line Products	147	5
Primoris Services	1,202	9
Quality Distribution •	529	4
Quanex Building Products	2,174	38
RailAmerica •	1,371	15
Raven Industries	937	33
RBC Bearings •	1,324	41
Republic Airways Holdings •	2,101	13
Resources Connection ▼ •	2,737	36
Roadrunner Transportation Systems •	629	9
Robbins & Myers	1,643	39
Rollins	2,674	58
RSC Holdings ▼ •	2,990	23
Rush Enterprises •	1,953	29
Saia •	942	14
Satcon Technology ▼ •	4,284	16
Sauer-Danfoss •	658	10
Schawk	658	10
School Specialty •	1,092	21
Seaboard	18	27
SFN Group •	3,096	23
Simpson Manufacturing ▼	2,324	60
SkyWest	3,319	41
Standard Parking •	921	16
Standard Register	918	3
Standex International	726	22
Stanley •	700	26
Steelcase, Class A	4,354	30
Sterling Construction •	955	12
Sun Hydraulics	756	20
Sykes Enterprises •	2,279	36

DESCRIPTION	SHARES	FAIR VALUE >

TAL International Group	994	27
TASER International ▼ •	3,668	15
Team •	1,148	16
Tecumseh Products, Class A •	1,126	15
Teledyne Technologies •	2,165	89
Tennant	1,136	43
Tetra Tech •	3,617	76
Textainer Group Holdings	520	14
Thermadyne Holdings •	512	7
Titan International ▼	2,146	24
Titan Machinery •	773	11
Tredegar	1,455	25
Trex •	940	20
Trimas •	819	10
Triumph Group	1,016	77
TrueBlue •	2,577	33
Tutor Perini ▼ •	1,561	30
Twin Disc	485	6
Ultrapetrol Bahamas •	1,411	7
United Capital •	101	3
United Rentals •	3,666	48
United Stationers ▼ •	1,445	78
Universal Forest Products	1,169	36
Universal Truckload Services •	334	5
UQM Technologies ▼ •	2,140	8
US Airways Group ▼ •	9,572	104
US Ecology	1,107	16
USA Truck ▼ •	474	8
Viad	1,214	24
Vicor	1,136	18
Volt Information Sciences •	843	8
VSE	217	8
Wabash National ▼ •	3,501	29
Watsco ▼	1,622	90
Watts Water Technologies, Class A	1,784	57
Werner Enterprises	2,483	57
Woodward Governor ▼	3,677	111
Xerium Technologies ▼ •	445	6

		9,169

Information Technology — 16.5%
3PAR ▼ •	2,314	23
ACI Worldwide •	2,018	39
Acme Packet •	2,598	73
Actel •	1,287	19
Actuate •	2,949	14
Acxiom •	4,140	64
ADC Telecommunications ▼ •	5,892	75
ADPT •	4,816	15
ADTRAN	3,572	113
Advanced Analogic Technologies ▼ •	2,475	8
Advanced Energy Industries •	2,159	38
Advent Software ▼ •	963	49
Agilysys	1,320	10
Alpha & Omega Semiconductor •	301	4
American Software, Class A	1,221	6
Amkor Technology ▼ •	6,226	36
ANADIGICS •	3,667	16
Anaren •	948	15
Ancestry.com ▼ •	1,122	22
Anixter International •	1,666	81
Applied Micro Circuits ▼ •	4,019	48
Archipelago Learning •	696	8
Arcsight •	1,457	36
Ariba •	5,329	85
Arris Group •	7,555	70
Art Technology Group •	9,465	34
Aruba Networks ▼ •	4,347	74
Aspen Technology •	3,692	40
ATMI •	1,880	28
Aviat Networks •	3,598	15
Avid Technology •	1,754	23
Axcelis Technologies •	6,181	10
AXT •	1,839	11
Bel Fuse	690	16
Benchmark Electronics •	3,742	62
Bigband Networks •	2,962	9
Black Box	1,069	33
Blackbaud	2,601	62

DESCRIPTION	SHARES	FAIR VALUE >

Blackboard ▼ •	1,931	73
Blue Coat Systems •	2,470	54
Bottomline Technologies •	1,529	22
Brightpoint ▼ •	4,180	33
Brooks Automation •	3,922	30
Cabot Microelectronics •	1,365	45
CACI International, Class A •	1,765	83
Calix •	441	5
Cass Information Systems ▼	502	17
Cavium Networks ▼ •	2,633	71
CDC •	5,833	12
Ceva •	1,180	15
Checkpoint Systems •	2,307	46
CIBER •	4,191	14
Cirrus Logic •	3,884	76
Cogent •	2,602	23
Cognex	2,364	44
Coherent •	1,374	51
Cohu	1,342	21
CommVault Systems •	2,487	46
Compellent Technologies ▼ •	1,383	19
Computer Task Group •	912	7
comScore •	1,315	26
Comtech Telecommunications •	1,716	37
Comverge •	1,493	13
Concur Technologies ▼ •	2,388	111
Conexant Systems ▼ •	4,818	10
Constant Contact ▼ •	1,693	33
Convio •	351	3
CPI International •	532	7
Cray •	2,085	14
CSG Systems International •	2,020	38
CTS	2,059	19
Cymer •	1,765	59
Daktronics	1,908	16
DDi	874	8
DealerTrack Holdings •	2,386	37
Deltek •	1,117	8
DemandTec ▼ •	1,200	8
DG Fastchannel ▼ •	1,486	57
Dice Holdings •	873	7
Digi International •	1,500	12
Digimarc ▼ •	400	8
Digital River •	2,328	61
Diodes ▼ •	1,945	34
Divx •	1,978	15
DSP Group •	1,288	9
DTS ▼ •	1,036	37
EarthLink ▼	6,430	57
Ebix ▼ •	1,594	26
Echelon •	1,979	15
Echo Global Logistics ▼ •	631	8
Electro Rent	1,187	16
Electro Scientific Industries •	1,628	19
Electronics For Imaging •	2,687	29
EMS Technologies •	948	16
Emulex •	4,813	42
Entegris •	7,932	37
Entropic Communications ▼ •	3,326	26
Epicor Software •	2,903	22
EPIQ Systems ▼	1,956	25
ePlus •	224	4
Euronet Worldwide ▼ •	2,966	47
Exar •	2,107	15
Exlservice Holdings •	911	17
Extreme Networks •	5,416	15
Fair Isaac	2,744	65
FalconStor Software •	2,102	6
FARO Technologies •	970	20
FEI •	2,280	45
Finisar ▼ •	4,471	72
FormFactor •	3,005	29
Forrester Research •	866	28
Fortinet ▼ •	2,350	42
FSI International •	2,282	8
Gerber Scientific •	1,493	9
Global Cash Access Holdings •	2,690	11
Globecomm Systems •	1,181	10

DESCRIPTION	SHARES	FAIR VALUE >

GSI Commerce •	3,687	83
GSI Technology •	1,124	8
Guidance Software •	790	4
Hackett Group •	2,232	7
Harmonic •	5,834	41
Heartland Payment Systems ▼	2,285	36
Hittite Microwave •	1,622	75
Hughes Communications •	543	14
Hutchinson Technology •	1,386	5
Hypercom •	2,734	12
ICx Technologies ▼ •	743	6
iGATE	1,395	25
Ikanos Communications •	1,784	3
Imation •	1,669	16
Immersion •	1,723	10
Infinera •	5,397	49
Infospace •	1,925	15
Insight Enterprises •	2,795	41
Integral Systems •	987	7
Integrated Device Technology •	9,639	56
Integrated Silicon Solutions •	1,537	13
Interactive Intelligence ▼ •	784	13
Interdigital ▼ •	2,637	72
Intermec •	2,899	30
Internap Network Services •	3,097	14
Internet Brands •	1,672	18
Internet Capital Group •	2,167	18
Intevac •	1,269	14
IPG Photonics •	1,409	23
Isilon Systems •	1,575	28
Ixia •	1,940	21
IXYS •	1,367	12
J2 Global Communications •	2,681	63
Jack Henry & Associates	5,073	129
JDA Software ▼ •	2,473	58
Keithley Instruments	666	7
Kenexa •	1,369	16
Keynote Systems	750	8
Kit Digital ▼ •	1,176	12
Kopin •	4,011	15
Kulicke & Soffa ▼ •	4,167	28
KVH Industries •	852	12
L-1 Identity Solutions •	4,562	37
Lattice Semiconductor •	6,542	36
Lawson Software ▼ •	8,385	67
Limelight Networks •	2,004	9
Lionbridge Technologies •	3,500	17
Liquidity Services •	916	12
Littelfuse •	1,324	47
Liveperson •	2,517	18
Local Com •	950	6
LogMeIn ▼ •	894	25
LoopNet •	1,216	14
Loral Space & Communications •	678	32
LTX-Credence •	8,714	24
Magma Design Automation ▼ •	3,076	10
Manhattan Associates •	1,347	36
ManTech International •	1,335	53
Marchex	1,536	7
Mattson Technology ▼ •	2,969	9
MAXIMUS	1,026	62
MaxLinear, Class A ▼ •	444	6
Maxwell Technologies ▼ •	1,567	20
Measurement Specialties •	859	14
Mentor Graphics •	6,331	61
Mercury Computer Systems •	1,332	18
Meru Networks •	321	4
Methode Electronics, Class A	2,226	24
Micrel ▼	2,775	27
Microsemi •	4,954	79
MicroStrategy •	552	46
Microtune •	3,089	7
Mindspeed Technologies ▼ •	1,896	13
MIPS Technologies, Class A •	2,744	15
MKS Instruments •	3,006	65
ModusLink Global Solutions •	2,629	17
MoneyGram International ▼ •	5,033	13
Monolithic Power Systems •	1,919	34

DESCRIPTION	SHARES	FAIR VALUE >

Monotype Imaging Holdings •	1,322	11
MoSys ▼ •	1,611	7
Move •	9,405	21
MTS Systems	1,020	30
Multi-Fineline Electronix •	600	15
Nanometrics ▼ •	1,057	10
NCI •	397	9
Netezza ▼ •	3,025	47
NETGEAR •	2,056	49
Netlogic Microsystems ▼ •	3,717	110
NetScout Systems •	1,714	27
NetSuite •	1,018	15
Network Engines •	2,138	4
Network Equipment Technologies ▼ •	1,779	6
Newport •	2,109	27
NIC	3,074	23
Novatel Wireless •	1,844	12
NVE •	272	12
Occam Networks •	746	5
Oclaro ▼ •	2,931	36
OmniVision Technologies ▼ •	3,081	69
Online Resources •	1,689	7
Opentable ▼ •	939	42
Openwave Systems ▼ •	5,081	10
Oplink Communications •	1,249	20
OPNET Technologies ▼	715	11
Opnext ▼ •	2,572	5
OSI Systems •	966	27
Parametric Technology •	6,889	124
Park Electrochemical	1,183	32
PC Connection •	476	3
PC-Tel •	1,161	7
PDF Solutions •	1,341	6
Pegasystems	915	28
Perficient •	1,379	12
Pericom Semiconductor •	1,543	14
Photronics ▼ •	3,196	14
Plantronics	2,864	86
Plexus •	2,406	70
PLX Technology ▼ •	2,237	9
Power Integrations	1,439	51
Power One •	3,446	43
Powerwave Technologies ▼ •	8,048	15
Presstek •	1,628	4
Progress Software •	2,415	72
PROS Holdings •	1,163	8
QAD	871	4
Quantum •	12,818	21
Quest Software •	3,558	72
QuinStreet ▼ •	596	7
Rackspace Hosting ▼ •	5,754	108
Radiant Systems •	1,673	24
RadiSys •	1,423	14
RealNetworks •	4,948	16
Renaissance Learning	781	11
RF Micro Devices ▼ •	16,210	68
Richardson Electronics	858	8
RightNow Technologies •	1,285	20
Rimage •	525	9
Riverbed Technology •	3,743	139
Rofin-Sinar Technologies •	1,726	36
Rogers ▼ •	988	31
Rosetta Stone ▼ •	622	13
Rubicon Technology ▼ •	941	28
Rudolph Technologies •	1,792	15
S1 •	3,222	19
Saba Software •	1,500	7
Sanmina-SCI ▼ •	4,719	59
Sapient ▼	6,116	67
SAVVIS ▼ •	2,186	39
ScanSource ▼ •	1,617	45
SeaChange International •	1,795	16
Semtech ▼ •	3,617	63
ShoreTel •	2,696	13
Sigma Designs ▼ •	1,861	19
Silicon Graphics International ▼ •	1,822	14
Silicon Image •	4,560	19
Smart Modular Technologies •	3,119	17

DESCRIPTION	SHARES	FAIR VALUE >

Smith Micro Software •	1,890	19
Solarwinds •	2,073	29
Sonic Solutions ▼ •	1,513	12
Sonus Networks •	12,577	36
Sourcefire •	1,631	35
Spansion •	769	13
Spectrum Control •	766	12
SPS Commerce •	279	3
SRA International, Class A •	2,492	55
SRS Labs •	707	7
SS&C Technologies Holdings •	740	13
Stamps.com •	768	8
Standard Microsystems •	1,286	28
STEC •	2,417	38
Stratasys ▼ •	1,156	26
Stream Global Services •	268	1
SuccessFactors ▼ •	3,734	76
Super Micro Computer •	1,450	21
Supertex •	626	16
Support.com •	2,786	12
Sycamore Networks	1,173	27
Symmetricom •	2,939	16
Synaptics •	2,092	65
Synchronoss Technologies •	1,239	24
SYNNEX •	1,174	31
Syntel ▼	785	32
Take-Two Interactive Software •	4,179	43
Taleo, Class A ▼ •	2,383	59
Technitrol ▼	2,499	10
Techtarget •	755	4
Tekelec •	4,059	57
Telecommunication Systems •	2,692	10
Telenav ▼ •	477	3
Teletech Holdings •	1,791	25
Terremark Worldwide •	3,543	32
Tessco Technologies	297	4
Tessera Technologies •	2,966	50
The Knot •	1,730	14
THQ •	4,119	19
TIBCO Software ▼ •	9,860	134
Tier Technologies •	1,069	7
TiVo •	6,853	59
TNS •	1,498	29
Travelzoo •	338	5
Trident Microsystems •	3,838	7
TriQuint Semiconductor •	8,986	62
TTM Technologies •	4,750	49
Tyler Technologies •	1,887	31
Ultimate Software Group ▼ •	1,430	46
Ultra Clean Holdings •	1,285	14
Ultratech •	1,439	26
Unica •	994	9
Unisys •	2,578	70
United Online ▼	5,098	32
Universal Display ▼ •	1,781	37
UTStarcom •	6,904	15
ValueClick ▼ •	4,827	53
VASCO Data Security International •	1,600	10
Veeco Instruments ▼ •	2,406	104
VeriFone Holdings •	5,071	111
ViaSat •	1,968	71
Viasystems Group •	255	4
Virage Logic •	1,358	16
Virnetx Holding ▼ •	1,928	12
Virtusa •	805	9
Vocus •	1,011	16
Volterra Semiconductor •	1,471	33
Wave Systems ▼ •	4,752	15
Websense •	2,563	48
Wright Express •	2,340	82
X-Rite •	1,981	7
Xyratex •	1,789	23
Zix ▼ •	3,862	9
Zoran •	3,012	26
Zygo •	901	7

		10,359

Materials — 4.7%
A. Schulman	1,802	35

DESCRIPTION	SHARES	FAIR VALUE >

A.M. Castle & Company •	924	14
AEP Industries •	318	9
Allied Nevada Gold •	4,307	74
AMCOL International	1,415	42
American Vanguard	1,189	10
Arch Chemicals	1,342	46
Balchem	1,674	44
Boise •	4,160	25
Brush Engineered Metals •	1,186	28
Buckeye Technologies •	2,321	26
Calgon Carbon •	3,337	44
Capital Gold ▼ •	2,878	11
Century Aluminum •	3,783	39
Clearwater Paper •	715	44
Coeur d’Alene Mines •	5,225	80
Deltic Timber	647	30
Ferro •	5,210	56
General Moly ▼ •	3,885	13
Georgia Gulf ▼ •	2,001	31
Glatfelter	3,003	34
Globe Specialty Metals •	3,639	42
Golden Star Resources •	15,301	63
Graham Packaging ▼ •	1,010	12
Graphic Packaging Holding •	6,671	23
H.B. Fuller	2,988	61
Hawkins ▼	531	17
Haynes International	697	23
Headwaters •	3,582	12
Hecla Mining ▼ •	14,266	71
Horsehead Holding •	2,614	20
Innophos Holdings	1,271	37
Jaguar Mining ▼ •	4,990	41
Kaiser Aluminum	878	36
Kapstone Paper & Packaging •	2,268	26
KMG Chemicals	364	6
Koppers Holdings	1,212	30
Kraton Performance Polymers ▼ •	667	16
Landec •	1,601	10
Louisiana-Pacific •	7,658	56
LSB Industries •	1,018	15
Metals USA Holdings •	678	8
Minerals Technologies	1,143	60
Myers Industries	1,920	15
Neenah Paper	859	15
NewMarket	605	65
NL Industries	381	3
Noranda Aluminum Holding ▼ •	682	5
Olin	4,751	96
Olympic Steel ▼	552	14
OM Group ▼ •	1,863	50
Omnova Solutions •	2,674	21
PolyOne •	5,424	56
Quaker Chemical	661	23
Rock-Tenn, Class A	2,338	124
Rockwood Holdings ▼ •	3,093	90
RTI International Metals ▼ •	1,831	52
Schweitzer-Mauduit International	1,070	57
Sensient Technologies	2,972	88
Silgan Holdings	2,954	84
Solutia •	7,259	102
Spartech •	1,777	19
Stepan ▼	447	30
Stillwater Mining •	2,638	36
STR Holdings ▼ •	1,683	38
Texas Industries	1,234	41
Thompson Creek Metals •	8,297	77
TPC Group ▼ •	469	8
U.S. Energy •	1,586	8
United States Lime & Minerals •	154	7
Universal Stainless & Alloy •	370	8
US Gold ▼ •	5,249	26
Verso Paper •	871	3
W.R. Grace & Company •	4,400	113
Wausau-Mosinee Paper •	2,909	20
Westlake Chemical ▼	1,167	29
Worthington Industries ▼	3,588	51
Zep	1,288	25
Zoltek Companies •	1,693	18

		2,937

DESCRIPTION	SHARES	FAIR VALUE >

Telecommunication Services — 0.9%
Abovenet •	1,337	71
Alaska Communications Systems Group ▼	2,694	25
Atlantic Tele-Network	513	23
Cbeyond ▼ •	1,404	21
Cincinnati Bell •	12,245	36
Cogent Communications Group •	2,684	23
Consolidated Communications Holdings	1,348	24
Fibertower ▼ •	2,719	13
General Communication, Class A •	2,979	25
Global Crossing ▼ •	1,658	19
GlobalStar •	4,141	7
ICO Global Communication Holdings ▼ •	5,582	11
IDT ▼ •	839	16
Iridium Communications ▼ •	2,022	21
Neutral Tandem •	2,002	21
NTELOS Holdings	1,751	33
PAETEC Holding •	7,186	28
Premiere Global Services •	3,701	23
Shenandoah Telecommunications	1,318	26
Syniverse Holdings •	4,175	93
USA Mobility	1,118	17
Vonage Holdings •	6,245	15

		591

Utilities — 3.0%
Allete	1,789	64
American DG Energy ▼ •	1,117	3
American States Water	1,101	39
Artesian Resources ▼	379	7
Avista	3,332	70
Black Hills ▼	2,234	71
Cadiz ▼ •	700	9
California Water Service Group	1,199	43
Central Vermont Public Service	674	14
CH Energy Group	963	40
Chesapeake Utilities	568	19
Cleco ▼	3,629	104
Connecticut Water Service	490	11
Consolidated Water ▼	845	10
Dynegy •	6,084	22
El Paso Electric •	2,739	59
Empire District Electric ▼	2,083	41
IDACORP	2,832	100
Laclede Group	1,319	46
MGE Energy	1,408	53
Middlesex Water Company	720	12
New Jersey Resources	2,450	91
Nicor ▼	2,548	112
Northwest Natural Gas	1,577	75
NorthWestern	2,088	59
Piedmont Natural Gas ▼	4,265	113
PNM Resources	5,143	61
Portland General Electric	4,583	88
SJW	768	19
South Jersey Industries	1,772	83
Southwest Gas	2,726	88
Southwest Water	1,499	16
UIL Holdings	1,718	47
UniSource Energy Holding	2,171	70
Unitil	641	14
WGL Holdings ▼	2,968	107
York Water	695	10

		1,890

Total Common Stocks (Cost $52,198)		58,574

Closed-End Fund — 0.0%
Financials — 0.0%
Kayne Anderson Energy (Cost $14)	585	9

Warrants • — 0.0%
Greenhunter Energy ▼ ∞ ☐•	30	—
Krispy Kreme Doughnuts	210	—
Lantronix ∞ ☐•	39	—

Total Warrants (Cost $—)		—

DESCRIPTION	SHARES	FAIR VALUE >

Short-Term Investments — 7.1%
Money Market Fund — 5.6%
First American Prime Obligations Fund, Class Z 0.132% Å Ω	3,555,138	3,555

	PAR
U.S. Treasury Obligation — 1.5%
U.S. Treasury Bill 0.149%, 11/04/2010 ☐	$920	920

Total Short-Term Investments (Cost $4,475)		4,475

	SHARES
Investment Purchased with Proceeds from Securities Lending — 28.4%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $17,825)	17,825,486	17,825

Total Investments ▲ — 128.6% (Cost $74,512)		80,883

Other Assets and Liabilities, Net — (28.6)%		(17,973)

Total Net Assets — 100.0%		$62,910

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held internally fair valued securities as disclosed in footnote ☐• .

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $16,849 at July 31, 2010.

•	Non-income producing security.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of July 31, 2010, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning illiquid securities is as follows:

Security	Shares	Dates Acquired	Cost Basis

Greenhunter Energy, Warrants	30	6/08	$—
Indevus Pharmaceuticals, Escrow Shares	4,270	3/09	—
Lantronix, Warrants	39	5/08	—

☐•	Security is internally fair valued. As of July 31, 2010, the fair value of these investments was $0 or 0.0% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $74,512. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$15,920
Gross unrealized depreciation	(9,549)

Net unrealized appreciation	$6,371

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Purchased	Notional Contract Value	Unrealized Appreciation

Russell 2000 Mini Index Futures	September 2010	66	$4,287	$—
As of July 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Fair Value
Equity Contracts	$—

Balance as of July 31, 2010	$—

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$58,574	$—	$—	$58,574
Closed-End Fund	9	—	—	9
Warrants	—	—	—	—
Short-Term Investments	3,555	920	—	4,475
Investment Purchased with Proceeds from Securities Lending	17,825	—	—	17,825

Total Investments	$79,963	$920	$—	$80,883

As of July 31, 2010, the fund’s investments in other financial instruments* were as follows

Total Unrealized
	Level 1	Level 2	Level 3	Appreciation

Futures	$—	$—	$—	$—

*	Other financial instruments includes futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars rounded to thousands (000)
Quantitative Large Cap Core Fund

DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks — 93.5%
Consumer Discretionary — 6.5%
Aeropostale ▼ •	4,890	$139
Amazon.com ▼ •	7,812	921
American Eagle Outfitters ▼	8,824	109
Apollo Group, Class A •	7,282	336
AutoZone •	1,892	400
Best Buy ▼	5,117	177
Cablevision Systems, Class A	15,800	433
Carnival ▼	12,401	430
Chico’s FAS ▼	20,289	190
Coach	6,514	241
Comcast, Class A ▼	49,092	956
DIRECTV, Class A •	6,485	241
Ford Motor ▼ •	64,065	818
Fortune Brands ▼	2,061	90
Gap	19,957	361
Home Depot	24,835	708
J.C. Penney ▼	5,736	141
Johnson Controls	978	28
Kohl’s •	6,998	334
Lowe’s	27,880	578
McDonald’s	12,229	853
News, Class A	2,756	36
Nordstrom	6,293	214
Regal Entertainment Group, Class A	7,509	100
Ross Stores	4,456	235
Royal Caribbean Cruises •	3,934	114
Stanley Black & Decker	2,148	125
Staples ▼	3,267	66
Target	17,419	894
Thor Industries	1,457	41
Time Warner	30,845	970
TJX	2,089	87
Viacom, Class B	12,600	416
Walt Disney ▼	7,044	237
Weight Watchers International	785	22
Yum! Brands	3,803	157

		12,198

Consumer Staples — 9.1%
Archer-Daniels-Midland	1,681	46
Coca-Cola	45,602	2,513
Colgate-Palmolive	3,727	294
CVS Caremark	17,697	543
Dean Foods •	29,060	333
Dr. Pepper Snapple Group	8,290	311
Green Mountain Coffee Roasters ▼ •	2,907	90
Hansen Natural •	10,231	429
Hershey ▼	4,256	200
Kimberly-Clark	8,069	517
Kraft Foods, Class A	34,138	997
Kroger	10,790	229
Mead Johnson Nutrition	5,874	312
Molson Coors Brewing, Class B	3,423	154
PepsiCo	35,439	2,300
Philip Morris International ▼	40,759	2,080
Procter & Gamble	50,327	3,078
Sysco ▼	11,638	361
Walgreen	6,360	182
Wal-Mart Stores	38,677	1,980
Whole Foods Market ▼ •	1,758	67

		17,016

Energy — 11.9%
Anadarko Petroleum	10,642	523
Apache ▼	11,294	1,079
Baker Hughes ▼	6,690	323
Cabot Oil & Gas ▼	1,775	54
Cameron International •	3,356	133
Chevron	56,467	4,303
ConocoPhillips	30,905	1,707
Denbury Resources ▼ •	19,271	305
Devon Energy	2,333	146
EOG Resources ▼	7,844	765
Exxon Mobil	112,833	6,734
Halliburton	22,713	679
Hess	54	3
Marathon Oil	27,630	924

DESCRIPTION	SHARES	FAIR VALUE >

Noble Energy ▼	908	61
Occidental Petroleum	13,201	1,029
Schlumberger ▼	17,651	1,053
SEACOR Holdings ▼ •	5,010	415
Smith International	2,536	105
Southwestern Energy ▼ •	10,247	374
Spectra Energy	20,943	435
Sunoco ▼	7,462	266
Tidewater	1,495	61
Unit •	77	3
Valero Energy	43,173	734

		22,214

Financials — 17.9%
Aflac	1,496	74
Allstate	16,181	457
American Express	20,893	933
AmeriCredit •	14,990	361
Annaly Capital Management — REIT	63,378	1,103
AON ▼	2,879	108
Bank of America	198,726	2,790
Bank of New York Mellon ▼	11,451	287
BB&T ▼	17,062	424
Berkshire Hathaway, Class B •	30,092	2,351
BlackRock	2,394	377
Capital One Financial	6,589	279
Chimera Investment — REIT	14,241	55
Citigroup •	366,853	1,504
CME Group	1,190	332
Comerica ▼	1,332	51
Commerce Bancshares	9,800	384
Cullen/Frost Bankers	2,815	155
Fidelity National Financial, Class A	18,316	270
First Citizens Bancshares, Class A	1,428	270
First Horizon National ▼ •	304	3
First Niagara Financial Group ▼	51,656	693
Genworth Financial, Class A •	10,887	148
Goldman Sachs Group ▼	13,077	1,972
Hartford Financial Services Group	11,200	262
Host Hotels & Resorts — REIT ▼	9,088	130
Hudson City Bancorp	24,283	302
Huntington Bancshares	12,253	74
IntercontinentalExchange •	8,367	884
JPMorgan Chase	86,092	3,468
Loew’s	28,606	1,063
Marsh & McLennan	3,248	76
MetLife ▼	13,062	549
Moody’s ▼	17,841	420
Morgan Stanley ▼	24,150	652
NASDAQ OMX Group •	66,849	1,301
PNC Financial Services Group ▼	11,082	658
Progressive	43,464	854
Prudential Financial	9,565	548
Rayonier — REIT	9,166	448
Reinsurance Group of America	2,148	103
Student Loan	11,910	299
TCF Financial ▼	15,332	243
Travelers	14,506	732
Unum Group	8,703	199
Validus Holdings	11,798	293
W.R. Berkley	12,096	327
Washington Federal	12,122	211
Wells Fargo	127,169	3,526
XL Group	20,061	356

		33,359

Healthcare — 9.8%
Abbott Laboratories	13,164	646
Allscripts-Misys Healthcare Solutions ▼ •	65,388	1,091
Amgen •	36,117	1,969
Baxter International	9,904	433
Becton, Dickinson & Company	3,817	263
Boston Scientific •	20,969	117
Bristol-Myers Squibb ▼	2,383	59
CareFusion •	151	3
Celgene •	8,190	452
CIGNA	11,397	351
DaVita •	5,366	308
Eli Lilly ▼	12,483	444
Endo Pharmaceuticals Holdings •	16,915	406
Express Scripts •	8,710	394
Gilead Sciences •	22,145	738
Hologic •	10,631	150
Hospira •	48	3

DESCRIPTION	SHARES	FAIR VALUE >

Humana •	4,626	218
Johnson & Johnson	38,288	2,224
Laboratory Corporation of America ▼ •	2,986	218
Medtronic	14,449	534
Merck	62,132	2,141
Omnicare ▼	7,995	197
Pfizer	176,248	2,644
Quest Diagnostics	3,596	169
Stryker	812	38
Teleflex	2,364	134
Thermo Fisher Scientific •	2,382	107
UnitedHealth Group	33,338	1,015
WellPoint •	12,881	653
Zimmer Holdings •	1,705	90

		18,209

Industrials — 10.6%
3M	13,421	1,148
Alliant Techsystems ▼ •	4,920	330
Boeing	8,027	547
Caterpillar ▼	2,358	164
Cintas	3,701	98
Copa Holdings, Class A	1,406	73
Danaher	25,252	970
Deere & Company	4,708	314
Delta Air Lines ▼ •	1,174	14
Dover	7,012	336
Dun & Bradstreet	7,435	508
Equifax	5,276	165
FedEx ▼	5,357	442
General Dynamics	1,544	95
General Electric	202,536	3,265
Hertz Global Holdings ▼ •	8,389	99
Honeywell International	11,062	474
IDEX ▼	1,833	59
Illinois Tool Works	9,622	419
ITT	169	8
Lennox International	7,407	323
Lockheed Martin	874	66
Monster Worldwide •	3,873	53
Norfolk Southern	7,676	432
Northrop Grumman	12,764	749
Owens Corning •	2,998	94
Pall	1,980	76
Parker Hannifin	912	57
Pentair	8,449	289
Pitney Bowes ▼	6,865	168
Raytheon	3,085	143
Roper Industries ▼	4,139	259
Snap-On	3,212	144
Stericycle ▼ •	18,894	1,190
Trinity Industries	9,589	195
Union Pacific	10,664	796
United Parcel Service, Class B	16,221	1,054
United Technologies	19,819	1,409
URS •	13,178	532
W.W. Grainger ▼	3,208	359
Waste Connections •	15,975	610
Waste Management ▼	34,142	1,159
Westinghouse Air Brake Technologies ▼	3,371	150

		19,835

Information Technology — 18.5%
Advanced Micro Devices ▼ •	13,234	99
Agilent Technologies •	12,123	339
Akamai Technologies ▼ •	6,943	266
Amphenol, Class A	3,806	170
Analog Devices	6,208	184
Apple •	17,545	4,513
Applied Materials	24,784	292
Atmel •	26,346	138
Automatic Data Processing	5,226	216
AVX	31,205	439
Broadcom, Class A	26,321	948
Cisco Systems •	150,710	3,477
Cognizant Technology Solutions, Class A •	3,291	180
CommScope •	3,106	63
Computer Sciences	586	27
Convergys •	5,378	60
Corning	29,308	531
Dell •	55,572	736
eBay ▼ •	34,323	718
EMC •	28,423	562
Fairchild Semiconductor International •	4,368	40

DESCRIPTION	SHARES	FAIR VALUE >

FLIR Systems •	6,136	183
Google, Class A •	4,779	2,317
Harris	10,459	466
Hewlett-Packard	57,201	2,634
IBM	19,317	2,480
Intel	95,124	1,960
MasterCard, Class A	959	201
Maxim Integrated Products ▼	351	6
McAfee •	1,761	58
Micron Technology ▼ •	7,720	56
Microsoft	134,054	3,460
Motorola •	40,390	303
NetApp ▼ •	2,824	119
Novellus Systems •	10,916	292
NVIDIA ▼ •	16,942	156
Oracle	91,105	2,154
QUALCOMM	33,323	1,269
SanDisk •	8,746	382
Texas Instruments ▼	29,261	722
Trimble Navigation ▼ •	1,502	43
Varian Semiconductor Equipment Associates •	2,545	72
Visa, Class A ▼	8,468	621
Vishay Intertechnology •	5,838	50
Vishay Precision Group •	417	5
Western Digital •	12,472	329
Western Union	9,011	146
Yahoo! •	5,607	78

		34,560

Materials — 4.3%
Alcoa	20,843	233
Allegheny Technologies ▼	1,455	69
AptarGroup	3,563	154
Ashland	1,114	57
Ball	4,672	272
Bemis	281	8
Celanese, Class A	13,109	368
Cliffs Natural Resources ▼	669	38
Crown Holdings •	7,713	215
Dow Chemical ▼	20,209	552
E.I. Du Pont de Nemours ▼	9,679	394
Eagle Materials	1,853	45
Eastman Chemical ▼	869	54
Freeport-McMoRan Copper & Gold	5,234	374
International Flavors & Fragrances	2,722	124
International Paper	427	10
Lubrizol	1,426	133
Monsanto	5,108	295
Newmont Mining	13,371	747
Nucor	4,901	192
Owens-Illinois •	2,411	67
Pactiv •	10,298	313
PPG Industries ▼	5,191	361
Praxair	6,073	527
Royal Gold	8,288	366
Scotts Miracle-Gro, Class A ▼	12,493	603
Sealed Air	12,562	272
Temple-Inland	13,034	262
Titanium Metals •	7,510	166
Valspar ▼	15,084	474
Vulcan Materials ▼	3,808	172

		7,917

Telecommunication Services — 2.4%
AT&T	95,480	2,477
Frontier Communications	12,312	94
MetroPCS Communications •	48,163	431
Verizon Communications	51,294	1,491

		4,493

Utilities — 2.5%
Allegheny Energy ▼	14,660	334
American Electric Power	6,106	220
Constellation Energy Group	16,892	534
Dominion Resources	3,376	142
Energen	6,735	299
Exelon	8,718	365
ITC Holdings	4,420	251
NextEra Energy	20,903	1,093
PG&E	13,101	582
Sempra Energy	2,786	138
Southern	21,834	771

		4,729

Total Common Stocks (Cost $175,924)		174,530

DESCRIPTION	SHARES	FAIR VALUE >

Short-Term Investments — 6.4%
Money Market Fund - 5.1%
First American Prime Obligations Fund, Class Z 0.132% Å Ω	9,587,824	9,588

	PAR
U.S. Treasury Obligation — 1.3%
U.S. Treasury Bill 0.149%, 11/04/2010 ☐	$2,300	2,299

Total Short-Term Investments (Cost $11,887)		11,887

	SHARES
Investment Purchased with Proceeds from Securities Lending — 14.3%
Mount Vernon Securities Lending Prime Portfolio, 0.291% Ω † (Cost $26,649)	26,648,588	26,649

Total Investments ▲ — 114.2% (Cost $214,460)		213,066

Other Assets and Liabilities, Net — (14.2)%		(26,413)

Total Net Assets — 100.0%		$186,653

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at July 31, 2010. Total loaned securities had a fair value of $25,675 at July 31, 2010.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of July 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $214,460. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$9,143
Gross unrealized depreciation	(10,537)

Net unrealized depreciation	$(1,394)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	(Depreciation)

S&P 500 Futures	September 2010	27	$7,413,525	$(10)

As of July 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives	Fair Value
Equity Contracts	$10

Balance as of July 31, 2010	$10

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$174,530	$—	$—	$174,530
Short-Term Investments	9,588	2,299		11,887
Investment Purchased with Proceeds from Securities Lending	26,649	—		26,649

Total Investments	$210,767	$2,299	$—	$213,066

As of July 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Depreciation

Futures	$(10)	$—	$—	$(10)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments July 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Tactical Market Opportunities Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE >

Exchange-Traded Funds — 35.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund	1,400	$154
iShares JPMorgan USD Emerging Markets Bond Fund	1,500	163
iShares MSCI Brazil Index Fund	1,000	70
iShares Barclays 1-3 Year Credit Bond Fund	3,300	346
iShares iBoxx $ High Yield Corporate Bond Fund	1,900	168
iShares MSCI Israel Capped Investable Market Index Fund	500	24
Market Vectors Russia	3,000	95
Market Vectors Vietnam	2,500	63
Utilities Select Sector SPDR	1,000	30

Total Exchange-Traded Funds (Cost $1,080)		1,113

U.S. Government & Agency Securities — 28.0%
U.S. Treasuries — 28.0%
U.S. Treasury Bond 4.500%, 08/15/2039	510	555
U.S. Treasury Note 3.375%, 11/15/2019	300	313

Total U.S. Government & Agency Securities (Cost $792)		868

Short-Term Investments — 35.9%
Money Market Fund — 26.2%
First American Prime Obligations Fund, Class Z 0.132% Å Ω	812,739	813

U.S. Treasury Obligations — 9.7%
U.S. Treasury Bills ☐
0.138%, 10/21/2010	25,000	25
0.149%, 11/04/2010	275,000	275

		300

Total Short-Term Investments (Cost $1,113)		1,113

Total Investments ▲ — 99.8% (Cost $2,985)		3,094

Other Assets and Liabilities, Net — 0.2%		5

Total Net Assets — 100.0%		$3,099

>	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2010, the fund held no internally fair valued securities.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of July 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of July 31, 2010.

▲	On July 31, 2010, the cost of investments for federal income tax purposes was approximately $2,985. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$115
Gross unrealized depreciation	(6)

Net unrealized appreciation	$109

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)

DAX Index Futures	September 2010	1	$201	$3
FTSE/JSE Top 40 Index Futures	September 2010	5	173	5
H-Shares Index Futures	August 2010	3	229	(1)
IBEX 35 Index Futures	August 2010	(1)	(136)	(4)
Mexican Bolsa Index Futures	September 2010	(4)	(103)	—
Mexican Peso Futures	September 2010	2	79	1
OMXS30 Index Futures	August 2010	2	29	—
Russell 2000 Mini Index Futures	September 2010	(4)	(260)	—
S&P 500 E-mini Futures	September 2010	5	275	3
SGX S&P 500 E-Mini Futures	August 2010	(14)	(150)	2
U.S. Treasury 2 Year Note Futures	September 2010	(3)	(657)	(4)

				$5

As of July 31, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Interest Rate Contracts	$—
Equity Contracts	13
Foreign Exchange Contracts	1

Balance as of July 31, 2010	$14

Liability Derivatives
Interest Rate Contracts	$4
Equity Contracts	5
Foreign Exchange Contracts	—

Balance as of July 31, 2010	$9

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of July 31, 2010, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Exchange-Traded Funds	$1,113	$—	$—	$1,113
U.S. Government & Agency Securities	—	868	—	868
Short-Term Investments	813	300	—	1,113

Total Investments	$1,926	$1,168	$—	$3,094

As of July 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Appreciation

Futures	$5	$—	$—	$5

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended July 31, 2010, the fund recognized no significant transfers between valuation levels.

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: September 21, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: September 21, 2010